Document and Entity Information	12 Months Ended
Mar. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	DCM
Entity Registrant Name	NTT DOCOMO INC
Entity Central Index Key	0001166141
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	41,467,601

CONSOLIDATED BALANCE SHEETS (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Current assets:
Cash and cash equivalents	¥ 765,551	¥ 357,715
Accounts receivable
Accounts receivable	762,411	838,226
Credit card receivables	160,446	126,009
Less: Allowance for doubtful accounts	(18,021)	(15,633)
Total accounts receivable and credit card receivables, net	904,836	948,602
Inventories	146,357	141,277
Deferred tax assets	83,609	100,545
Total current assets	2,155,299	2,060,978
Property, plant and equipment:
Wireless telecommunications equipment	5,569,818	5,478,833
Buildings and structures	845,588	830,921
Tools, furniture and fixtures	507,914	516,084
Land	198,842	199,018
Construction in progress	95,251	83,608
Sub-total	7,217,413	7,108,464
Accumulated depreciation and amortization	(4,694,094)	(4,500,874)
Total property, plant and equipment, net	2,523,319	2,607,590
Non-current investments and other assets:
Investments in affiliates	525,456	578,095
Marketable securities and other investments	128,138	151,026
Intangible assets, net	672,256	628,691
Goodwill	205,573	198,436
Other assets
Other assets	249,919	257,911
Deferred tax assets	331,633	274,048
Total non-current investments and other assets	2,112,975	2,088,207
Total assets	6,791,593	6,756,775
Current liabilities:
Current portion of long-term debt	173,102	180,716
Short-term borrowings	276	78
Accounts payable, trade
Accrued payroll	54,801	54,580
Accrued interest	916	995
Accrued income taxes	162,032	185,890
Other current liabilities
Total current liabilities	1,123,168	1,188,162
Long-term liabilities:
Long-term debt (exclusive of current portion)	255,000	429,553
Accrued liabilities for point programs	199,587	151,628
Liability for employees' retirement benefits	152,647	138,447
Other long-term liabilities
Total long-term liabilities	790,831	906,167
Total liabilities	1,913,999	2,094,329
NTT DOCOMO, INC. shareholders' equity
Common stock, without a stated value- Authorized shares 188,130,000 shares at March 31, 2010 188,130,000 shares at March 31, 2011 Issued shares 43,790,000 shares at March 31, 2010 43,650,000 shares at March 31, 2011 Outstanding shares 41,605,742 shares at March 31, 2010 41,467,601 shares at March 31, 2011	949,680	949,680
Additional paid-in capital	732,914	757,109
Retained earnings	3,621,965	3,347,830
Accumulated other comprehensive income (loss)	(76,955)	(37,379)
Treasury stock 2,184,258 shares at March 31, 2010 2,182,399 shares at March 31, 2011	(377,168)	(381,363)
Total NTT DOCOMO, INC. shareholders' equity	4,850,436	4,635,877
Noncontrolling interests	27,158	26,569
Total equity	4,877,594	4,662,446
Commitments and contingencies
Total liabilities and equity	6,791,593	6,756,775
Third parties
Short-term investments
Short-term investments	141,028	313,010
Accounts receivable
Accounts receivable	751,809	827,052
Prepaid expenses and other current assets
Prepaid expenses and other current assets	107,380	102,263
Other assets
Other assets	220,232	247,530
Accounts payable, trade
Accounts payable, trade	495,842	524,526
Other current liabilities
Other current liabilities	120,993	131,337
Other long-term liabilities
Other long-term liabilities	181,275	184,036
Related parties
Short-term investments
Short-term investments		90,000
Accounts receivable
Accounts receivable	10,602	11,174
Prepaid expenses and other current assets
Prepaid expenses and other current assets	6,538	7,566
Other assets
Other assets	29,687	10,381
Accounts payable, trade
Accounts payable, trade	113,495	107,911
Other current liabilities
Other current liabilities	1,711	2,129
Other long-term liabilities
Other long-term liabilities	¥ 2,322	¥ 2,503

CONSOLIDATED BALANCE SHEETS (Parenthetical) (JPY ¥)	Mar. 31, 2011	Mar. 31, 2010
Common stock, without a stated value
Common stock, Authorized shares	188,130,000	188,130,000
Common stock, Issued shares	43,650,000	43,790,000
Common stock, Outstanding shares	41,467,601	41,605,742
Treasury stock, shares	2,182,399	2,184,258

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (JPY ¥) In Millions, except Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Wireless services
Wireless services	¥ 3,746,869	¥ 3,776,909	¥ 3,841,082
Equipment sales
Equipment sales	477,404	507,495	606,898
Total operating revenues	4,224,273	4,284,404	4,447,980
Cost of services (exclusive of items shown separately below)
Cost of equipment sold (exclusive of items shown separately below)	662,829	698,495	827,856
Depreciation and amortization	693,063	701,146	804,159
Selling, general and administrative
Total operating expenses	3,379,544	3,450,159	3,617,021
Operating income (loss)	844,729	834,245	830,959
Other income (expense):
Interest expense	(4,943)	(5,061)	(4,618)
Interest income	1,326	1,289	2,162
Other, net	(5,774)	5,684	(48,030)
Total other income (expense)	(9,391)	1,912	(50,486)
Income before income taxes and equity in net income (losses) of affiliates	835,338	836,157	780,473
Income taxes:
Current	355,734	381,507	395,467
Deferred	(17,897)	(43,310)	(87,067)
Total income taxes	337,837	338,197	308,400
Income before equity in net income (losses) of affiliates	497,501	497,960	472,073
Equity in net income (losses) of affiliates, net of applicable taxes	(5,508)	(852)	(672)
Net income	491,993	497,108	471,401
Less: Net (income) loss attributable to noncontrolling interests	(1,508)	(2,327)	472
Net income attributable to NTT DOCOMO, INC.	490,485	494,781	471,873
Net income	491,993	497,108	471,401
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities, net of applicable taxes	(12,297)	13,159	(30,310)
Less: Reclassification of realized gains and losses, net of applicable taxes included in net income	7,003	1,937	28,709
Change in fair value of derivative instruments, net of applicable taxes	4	(63)	(4)
Less: Reclassification of realized gains and losses, net of applicable taxes included in net income			(121)
Foreign currency translation adjustment, net of applicable taxes	(28,258)	5,917	(47,538)
Less: Reclassification of realized gains and losses, net of applicable taxes included in net income	356	(35)	(54)
Pension liability adjustment, net of applicable taxes
Actuarial gains (losses) arising during period, net	(6,367)	6,828	(16,316)
Prior service cost arising during period, net	48
Less: Amortization of prior service cost	(1,346)	(1,340)	(1,340)
Less: Amortization of actuarial gains and losses	1,144	1,858	797
Less: Amortization of transition obligation	88	79	81
Total other comprehensive income (loss)	(39,625)	28,340	(66,096)
Comprehensive income	452,368	525,448	405,305
Less: Comprehensive (income) loss attributable to noncontrolling interests	(1,459)	(2,357)	469
Comprehensive income attributable to NTT DOCOMO, INC.	450,909	523,091	405,774
Per share data:
Weighted average common shares outstanding-Basic and Diluted (shares)	41,576,859	41,705,738	42,238,715
Basic and Diluted earnings per share attributable to NTT DOCOMO, INC. (yen)	¥ 11,797.07	¥ 11,863.62	¥ 11,171.58
Third parties
Wireless services
Wireless services	3,702,658	3,727,801	3,786,917
Equipment sales
Equipment sales	474,506	503,086	600,630
Cost of services (exclusive of items shown separately below)
Cost of services (exclusive of items shown separately below)	678,666	685,774	630,415
Selling, general and administrative
Selling, general and administrative	1,012,267	1,031,011	980,251
Related parties
Wireless services
Wireless services	44,211	49,108	54,165
Equipment sales
Equipment sales	2,898	4,409	6,268
Cost of services (exclusive of items shown separately below)
Cost of services (exclusive of items shown separately below)	217,836	214,868	242,023
Selling, general and administrative
Selling, general and administrative	¥ 114,883	¥ 118,865	¥ 132,317

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (JPY ¥) In Millions	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock at cost	Total NTT DOCOMO, INC. shareholders' equity	Noncontrolling interests
Beginning Balance at Mar. 31, 2008	¥ 4,277,784	¥ 949,680	¥ 948,571	¥ 2,793,814	¥ 410	¥ (415,979)	¥ 4,276,496	¥ 1,288
Purchase of treasury stock	(136,846)					(136,846)	(136,846)
Retirement of treasury stock			(163,526)			163,526
Cash dividends declared ( ¥4,800 in 2009, ¥5,000 in 2010 and ¥5,200 in 2011 per share)	(203,839)			(203,839)			(203,839)
Cash distributions to noncontrolling interests	(3)							(3)
Acquisition of new subsidiaries	944							944
Others	(37)							(37)
Comprehensive income
Net income	471,401			471,873			471,873	(472)
Other comprehensive income (loss)
Unrealized holding gains (losses) on available-for-sale securities	(1,601)				(1,610)		(1,610)	9
Change in fair value of derivative instruments	(125)				(125)		(125)
Foreign currency translation adjustment	(47,592)				(47,586)		(47,586)	(6)
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	(16,316)				(16,316)		(16,316)
Less: Amortization of prior service cost	(1,340)				(1,340)		(1,340)
Less: Amortization of actuarial gains and losses	797				797		797
Less: Amortization of transition obligation	81				81		81
Ending Balance at Mar. 31, 2009	4,343,308	949,680	785,045	3,061,848	(65,689)	(389,299)	4,341,585	1,723
Purchase of treasury stock	(20,000)					(20,000)	(20,000)
Retirement of treasury stock			(27,936)			27,936
Cash dividends declared ( ¥4,800 in 2009, ¥5,000 in 2010 and ¥5,200 in 2011 per share)	(208,799)			(208,799)			(208,799)
Cash distributions to noncontrolling interests	(3)							(3)
Acquisition of new subsidiaries	22,588							22,588
Others	(96)							(96)
Comprehensive income
Net income	497,108			494,781			494,781	2,327
Other comprehensive income (loss)
Unrealized holding gains (losses) on available-for-sale securities	15,096				15,096		15,096	0
Change in fair value of derivative instruments	(63)				(63)		(63)
Foreign currency translation adjustment	5,882				5,852		5,852	30
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	6,828				6,828		6,828
Less: Amortization of prior service cost	(1,340)				(1,340)		(1,340)
Less: Amortization of actuarial gains and losses	1,858				1,858		1,858
Less: Amortization of transition obligation	79				79		79
Ending Balance at Mar. 31, 2010	4,662,446	949,680	757,109	3,347,830	(37,379)	(381,363)	4,635,877	26,569
Purchase of treasury stock	(20,000)					(20,000)	(20,000)
Retirement of treasury stock			(24,195)			24,195
Cash dividends declared ( ¥4,800 in 2009, ¥5,000 in 2010 and ¥5,200 in 2011 per share)	(216,350)			(216,350)			(216,350)
Cash distributions to noncontrolling interests	(1,243)							(1,243)
Others	373							373
Comprehensive income
Net income	491,993			490,485			490,485	1,508
Other comprehensive income (loss)
Unrealized holding gains (losses) on available-for-sale securities	(5,294)				(5,293)		(5,293)	(1)
Change in fair value of derivative instruments	4				4		4
Foreign currency translation adjustment	(27,902)				(27,854)		(27,854)	(48)
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	(6,367)				(6,367)		(6,367)
Prior service cost arising during period, net	48				48		48
Less: Amortization of prior service cost	(1,346)				(1,346)		(1,346)
Less: Amortization of actuarial gains and losses	1,144				1,144		1,144
Less: Amortization of transition obligation	88				88		88
Ending Balance at Mar. 31, 2011	¥ 4,877,594	¥ 949,680	¥ 732,914	¥ 3,621,965	¥ (76,955)	¥ (377,168)	¥ 4,850,436	¥ 27,158

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (JPY ¥)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash dividends declared, per share	¥ 5,200	¥ 5,000	¥ 4,800

CONSOLIDATED STATEMENTS OF CASH FLOWS (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash flows from operating activities:
Net income	¥ 491,993	¥ 497,108	¥ 471,401
Adjustments to reconcile net income to net cash provided by operating activities-
Depreciation and amortization	693,063	701,146	804,159
Deferred taxes	(22,563)	(44,550)	(87,626)
Loss on sale or disposal of property, plant and equipment	27,936	32,735	43,304
Impairment loss on marketable securities and other investments	13,424	4,007	57,812
Equity in net (income) losses of affiliates	10,539	2,122	1,239
Dividends from affiliates	12,757	12,854	15,500
Changes in assets and liabilities:
(Increase) / decrease in accounts receivable	75,200	(1,056)	(148,909)
(Increase) / decrease in credit card receivables	(19,746)	(30,042)	(32,857)
Increase / (decrease) in allowance for doubtful accounts	2,469	242	67
Decrease / (increase) in inventories	(5,217)	(17,262)	23,327
Decrease / (increase) in prepaid expenses and other current assets	(2,753)	1,582	18,196
(Increase) / decrease in non-current installment receivable for handsets	7,029	13,860	(37,712)
(Decrease) / increase in accounts payable, trade	(30,988)	(21,227)	(49,286)
Increase / (decrease) in accrued income taxes	(23,805)	(53,765)	35,158
(Decrease) / increase in other current liabilities	(14,464)	(22,019)	(29,126)
Increase / (decrease) in accrued liabilities for point programs	47,959	57,605	37,390
Increase / (decrease) in liability for employees' retirement benefits	14,203	(8,015)	29,438
Increase / (decrease) in other long-term liabilities	(8,791)	35,878	17,753
Other, net	18,792	21,615	4,449
Net cash provided by operating activities	1,287,037	1,182,818	1,173,677
Cash flows from investing activities:
Purchases of property, plant and equipment	(423,119)	(480,080)	(517,776)
Purchases of intangible and other assets	(250,757)	(245,488)	(241,373)
Purchases of non-current investments	(11,746)	(10,027)	(313,889)
Proceeds from sale of non-current investments	3,946	9,534	660
Acquisitions of subsidiaries, net of cash acquired	(7,678)	(29,209)	568
Purchases of short-term investments	(745,602)	(377,591)	(32,977)
Redemption of short-term investments	917,492	69,605	32,255
Long-term bailment for consumption to a related party	(20,000)
Proceeds from redemption of long-term bailment for consumption to a related party			50,000
Short-term bailment for consumption to a related party	(20,000)	(90,000)
Proceeds from redemption of short-term bailment for consumption to a related party	110,000
Other, net	(7,906)	(10,670)	(8,451)
Net cash used in investing activities	(455,370)	(1,163,926)	(1,030,983)
Cash flows from financing activities:
Proceeds from long-term debt			239,913
Repayment of long-term debt	(180,075)	(29,042)	(77,071)
Proceeds from short-term borrowings	717	138,214	62,274
Repayment of short-term borrowings	(488)	(138,149)	(64,032)
Principal payments under capital lease obligations	(4,597)	(3,256)	(2,837)
Payments to acquire treasury stock	(20,000)	(20,000)	(136,846)
Dividends paid	(216,283)	(208,709)	(203,839)
Other, net	(1,243)	(3)	(3)
Net cash provided by (used in) financing activities	(421,969)	(260,945)	(182,441)
Effect of exchange rate changes on cash and cash equivalents	(1,862)	220	(7,610)
Net increase (decrease) in cash and cash equivalents	407,836	(241,833)	(47,357)
Cash and cash equivalents at beginning of year	357,715	599,548	646,905
Cash and cash equivalents at end of year	765,551	357,715	599,548
Cash received during the year for:
Income tax refunds	301	1,323	21,999
Cash paid during the year for:
Interest, net of amount capitalized	5,023	5,251	4,141
Income taxes	378,998	436,459	383,838
Non-cash investing and financing activities:
Assets acquired through capital lease obligations	5,631	2,347	2,334
Acquisitions of shares through share exchange		15,023
Acquisitions of exchangeable bonds through share exchange		20,821
Acquisitions of shares through conversion of exchangeable bonds		26,326
Retirement of treasury stock	¥ 24,195	¥ 27,936	¥ 163,526

Nature of operations:	12 Months Ended
Mar. 31, 2011
Nature of operations:

1. Nature of operations:

NTT DOCOMO, INC. and subsidiaries (“DOCOMO”) is a joint stock corporation that was incorporated under the laws of Japan in August 1991 as the wireless telecommunications arm of NIPPON TELEGRAPH AND TELEPHONE CORPORATION (“NTT”). NTT, 36.62% of which is owned by the Japanese government, owns 63.32% of DOCOMO’s issued stock and 66.65% of DOCOMO’s voting stock outstanding as of March 31, 2011.

DOCOMO provides its subscribers with wireless telecommunications services such as Xi, FOMA, mova, packet communications services (wireless data communications services using packet switching) and satellite mobile communications services, primarily on its own nationwide networks. In addition, DOCOMO sells handsets and related equipment primarily to agent resellers who in turn sell such equipment to subscribers.

DOCOMO plans to terminate mova services on March 31, 2012.

Summary of significant accounting and reporting policies:	12 Months Ended
Mar. 31, 2011
Summary of significant accounting and reporting policies:

2. Summary of significant accounting and reporting policies:

DOCOMO maintains its books and records and prepares its statutory financial statements in conformity with the Japanese Telecommunications Business Act and the related accounting regulations and accounting principles generally accepted in Japan, which differ in certain respects from accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The accompanying consolidated financial statements are prepared in accordance with U.S. GAAP and, therefore, reflect certain adjustments to DOCOMO’s books and records.

(1) Adoption of new accounting standard

Financing Receivables

Effective October 1, 2010, DOCOMO adopted Accounting Standards Update (“ASU”) 2010-20 “Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” issued by the Financial Accounting Standards Board in July 2010. ASU2010-20 requires enhanced disclosures regarding the nature of the credit risk inherent in the entity’s financing receivables, how that credit risk is analyzed and assessed, and the reasons for the change in the allowance for credit losses. The required additional disclosures are in Note 20.

(2) Significant accounting policies

Principles of consolidation—

The consolidated financial statements include accounts of DOCOMO and its majority-owned subsidiaries. All significant intercompany balances and transactions are eliminated in consolidation.

DOCOMO also evaluates whether DOCOMO has a controlling financial interest in an entity through means other than voting rights and accordingly determines whether DOCOMO should consolidate the entity. For the years ended March 31, 2009, 2010 and 2011, DOCOMO had no variable interest entities to be consolidated or disclosed.

Use of estimates—

The preparation of DOCOMO’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. DOCOMO has identified the following areas where it believes estimates and assumptions are particularly critical to the consolidated financial statements. These are determination of useful lives of property, plant and equipment, internal use software and other intangible assets, impairment of long-lived assets, impairment of investments, accrued liabilities for point programs, pension liabilities and revenue recognition.

During the year ended March 31 2009, DOCOMO decreased the estimated useful lives of its long lived assets related to its mova services. This change in accounting estimate was due to the scheduled termination of mova services on March 31, 2012. As mova subscribers had been steadily migrating to FOMA, DOCOMO had decided to discontinue mova services and concentrate on FOMA services. The change resulted in a decrease of ¥60,072 million in “Income before income taxes and equity in net income (losses) of affiliates”, ¥35,563 million in “Net income attributable to NTT DOCOMO, INC.” and ¥841.95 in “Basic and Diluted earnings per share attributable to NTT DOCOMO, INC.” in the accompanying consolidated statement of income and comprehensive income for the year ended March 31, 2009. The impact on the results of operations and financial position for the years ended March 31, 2010 and 2011 are not material.

Cash and cash equivalents—

DOCOMO considers cash in banks and short-term highly liquid investments with original maturities of 3 months or less at the date of purchase to be cash and cash equivalents.

Short-term investments—

Highly liquid investments, which have original maturities of longer than 3 months at the date of purchase and remaining maturities of 1 year or less at the end of fiscal year, are considered to be short-term investments.

Allowance for doubtful accounts—

The allowance for doubtful accounts is computed based on historical bad debt experience and the estimated uncollectible amount based on the analysis of certain individual accounts, including claims in bankruptcy.

Inventories—

Inventories are stated at the lower of cost or market. The cost of equipment sold is determined by the first-in, first-out method. Inventories consist primarily of handsets and accessories. DOCOMO evaluates its inventory mainly for obsolescence on a periodic basis and records valuation adjustments as required. Due to the rapid technological changes associated with the wireless telecommunications business, DOCOMO recognized losses on write-downs and disposals during the years ended March 31, 2009, 2010 and 2011 resulting in losses totaling ¥14,180 million, ¥18,539 million and ¥9,821 million, respectively, which were included in “Cost of equipment sold” in the accompanying consolidated statements of income and comprehensive income.

Property, plant and equipment—

Property, plant and equipment are stated at cost and include interest cost incurred during construction, as discussed below in “Capitalized interest”. Property, plant and equipment under capital leases are stated at the present value of minimum lease payments. Depreciation is computed by the declining-balance method at rates based on the estimated useful lives of the respective assets with the exception of buildings, which are depreciated on a straight-line basis. Useful lives are determined at the time the asset is acquired and are based on its expected use, past experience with similar assets and anticipated technological or other changes. If technological or other changes occur more or less rapidly or in a different form than anticipated or the intended use changes, the useful lives assigned to these assets are adjusted as appropriate. Property, plant and equipment held under capital leases and leasehold improvements are amortized using either the straight-line method or the declining-balance method, depending on the type of the assets, over the shorter of the lease term or estimated useful life of the asset.

The estimated useful lives of major depreciable assets are as follows:

Major wireless telecommunications equipment	8 to 16 years
Steel towers and poles for antenna equipment	30 to 40 years
Reinforced concrete buildings	42 to 56 years
Tools, furniture and fixtures	4 to 15 years

Depreciation and amortization expenses for the years ended March 31, 2009, 2010 and 2011 were ¥614,481 million, ¥513,753 million, and ¥488,973 million, respectively.

When depreciable telecommunications equipment is retired or abandoned in the normal course of business, the amounts of such telecommunications equipment and its accumulated depreciation are deducted from the respective accounts. Any remaining balance is charged to expense immediately. DOCOMO estimates the fair values of its asset retirement obligations to restore certain leased land and buildings used for DOCOMO’s wireless telecommunications equipment to their original states. The aggregate fair value of its asset retirement obligations does not have a material impact on DOCOMO’s results of operations or financial position.

Expenditures for replacements and betterments are capitalized, while expenditures for maintenance and repairs are expensed as incurred. Assets under construction are not depreciated until placed in service. The rental costs associated with ground or building operating leases that are incurred during a construction period are expensed.

Capitalized interest—

DOCOMO capitalizes interest related to the construction of property, plant and equipment over the period of construction. DOCOMO also capitalizes interest associated with the development of internal-use software. DOCOMO amortizes such capitalized interest over the estimated useful lives of the related assets.

Investments in affiliates—

The equity method of accounting is applied to investments in affiliates where DOCOMO is able to exercise significant influence over the investee, but does not have a controlling financial interest. Under the equity method of accounting, DOCOMO records its share of income and losses of the affiliate and adjusts its carrying amount. DOCOMO periodically reviews the facts and circumstances related thereto to determine whether or not it can exercise significant influence over the operating and financial policies of the affiliate. For some investees accounted for under the equity method, DOCOMO records its share of income or losses of such investees with up to a 3 month lag in its consolidated statements of income and comprehensive income.

DOCOMO evaluates the recoverability of the carrying value of its investments in affiliates, which includes investor level goodwill, when there are indicators that a decline in value below its carrying amount may be other than temporary. In performing its evaluations, DOCOMO utilizes various information including cash flow projections, independent valuations and, as applicable, quoted market values to determine recoverable amounts and the length of time an investment’s carrying value exceeds its estimated current recoverable amount. In the event of a determination that a decline in value is other than temporary, a charge to earnings is recorded for the loss, and a new cost basis in the investment is established.

Marketable securities and other investments—

Marketable securities consist of debt and equity securities. DOCOMO determines the appropriate classification of its investment securities at the time of purchase. DOCOMO periodically reviews the carrying amounts of its marketable securities for impairments that are other than temporary. If this evaluation indicates that a decline in value is other than temporary, the security is written down to its estimated fair value. The impairment is charged to earnings and a new cost basis for the security is established. To determine whether a decline in value is other than temporary, DOCOMO considers whether DOCOMO has the ability and intent to hold the investment until a market price recovery and considers whether evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the decline in value, the severity and duration of the decline, changes in value subsequent to year-end, forecasted earnings performance of the investee and the general market condition in the geographic area or industry the investee operates in.

Equity securities held by DOCOMO, whose fair values are readily determinable, are classified as available-for-sale securities. Available-for-sale equity securities are carried at fair value with unrealized holding gains or losses, net of applicable taxes, included in “Accumulated other comprehensive income (loss)”. Realized gains and losses are determined using the average cost method and are reflected currently in earnings.

Debt securities held by DOCOMO, which DOCOMO has the positive intent and ability to hold to maturity, are classified as held-to-maturity, and the other debt securities that may be sold before maturity are classified as available-for-sale securities. Held-to-maturity debt securities are carried at amortized cost. Available-for-sale debt securities are carried at fair value with unrealized holding gains or losses, net of applicable taxes, included in “Accumulated other comprehensive income (loss)”. Realized gains and losses are determined using the first-in, first-out cost method and are reflected currently in earnings. Debt securities with original maturities of 3 months or less at the date of purchase are recorded as “Cash and cash equivalents”, while those with original maturities of longer than 3 months at the date of purchase and remaining maturities of 1 year or less at the end of fiscal year are recorded as “Short-term investments” in the consolidated balance sheets.

DOCOMO did not hold or transact any trading securities during the years ended March 31, 2009, 2010 and 2011.

Other investments include equity securities whose fair values are not readily determinable. Equity securities whose fair values are not readily determinable are carried at cost. Other-than-temporary declines in value are charged to earnings. Realized gains and losses are determined using the average cost method and are reflected currently in earnings.

Goodwill and other intangible assets—

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Other intangible assets primarily consist of software for telecommunications network, internal-use software, software acquired to be used in manufacture of handsets and rights to use certain telecommunications facilities of wireline operators.

DOCOMO does not amortize either goodwill, including investor level goodwill related to the investments accounted for under the equity method, or other intangible assets acquired in a purchase business combination and determined to have an indefinite useful life. However, (1) goodwill, except those related to equity method investments, and (2) other intangible assets that have indefinite useful lives are tested for impairment at least annually.

The goodwill impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). Fair value of the reporting unit is determined using discounted cash flow method. If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and DOCOMO performs the second step of the impairment test (measurement). Under the second step, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. If the fair value of the reporting unit exceeds its carrying value, the second step does not need to be performed.

Goodwill related to equity method investments is tested for impairment as a part of the other-than-temporary impairment assessment of the equity method investment as a whole.

Intangible assets that have finite useful lives, consisting primarily of software for telecommunications network, internal-use software, software acquired to be used in manufacture of handsets and rights to use telecommunications facilities of wireline operators are amortized on a straight-line basis over their useful lives.

DOCOMO capitalizes the cost of internal-use software which has a useful life in excess of 1 year. Subsequent costs for additions, modifications or upgrades to internal-use software are capitalized only to the extent that the software is able to perform a task it previously did not perform. Software acquired to be used in manufacture of handsets is capitalized if the technological feasibility of the handset to be ultimately marketed has been established at the time of acquisition. Software maintenance and training costs are expensed as incurred. Capitalized software costs are amortized over up to 5 years.

Amounts capitalized related to rights to use certain telecommunications assets of wireline operators, primarily NTT, are amortized over 20 years.

Impairment of long-lived assets—

DOCOMO’s long-lived assets other than goodwill, such as property, plant and equipment, software and intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability of assets to be held for use is evaluated by a comparison of the carrying amount of the asset with future undiscounted cash flows expected to be generated by the asset or asset group. If the asset (or asset group) is determined to be impaired, the loss recognized is the amount by which the carrying value of the asset (or asset group) exceeds its fair value as measured through various valuation techniques, including discounted cash flow models, quoted market value and third-party independent appraisals, as considered necessary.

Hedging activities—

DOCOMO uses derivative instruments, including interest rate swap agreements, foreign currency swap contracts and foreign exchange forward contracts, and other financial instruments in order to manage its exposure to fluctuations in interest rates and foreign exchange rates. DOCOMO does not hold or issue derivative instruments for trading purposes.

These financial instruments are effective in meeting the risk reduction objectives of DOCOMO by generating either transaction gains and losses which offset transaction gains and losses of the hedged items or cash flows which offset the cash flows related to the underlying position in respect of amount and timing.

All derivative instruments are recorded on the consolidated balance sheets at fair value. The recorded fair values of derivative instruments represent the amounts that DOCOMO would receive or pay to terminate the contracts at each fiscal year end.

For derivative instruments that qualify as fair value hedge instruments, the changes in fair value of the derivative instruments are recognized currently in earnings, which offset the changes in fair value of the related hedged assets or liabilities that are also recognized in earnings of the period.

For derivative instruments that qualify as cash flow hedge instruments, the changes in fair value of the derivative instruments are initially recorded in “Accumulated other comprehensive income (loss)” and reclassified into earnings when the relevant hedged transaction is realized.

For derivative instruments that do not qualify as hedging instruments, the changes in fair value of the derivative instruments are recognized currently in earnings.

DOCOMO discontinues hedge accounting when it is determined that the derivative instruments or other financial instruments are no longer highly effective as a hedge or when DOCOMO decides to discontinue the hedging relationship.

Cash flows from derivative instruments that are designated as qualifying hedges are classified in the consolidated statements of cash flows under the same categories as the cash flows from the relevant assets, liabilities or anticipated transactions.

Accrued liabilities for point programs—

DOCOMO offers “docomo Points Service,” which provides benefits, including discount on handset, to customers in exchange for points that we grant customers based on the usage of cellular and other services and record “Accrued liabilities for point programs” relating to the points that customers earn. In determining the accrued liabilities for point programs, DOCOMO estimates such factors as the point utilization rate reflecting the forfeitures by, among other things, cancellation of subscription.

Employees’ retirement benefit plans—

DOCOMO recognizes the funded status of its defined benefit plans, measured as the difference between the plan assets at fair value and the benefit obligation, in the consolidated balance sheets. Changes in the funded status are recognized as changes in comprehensive income during the fiscal period in which such changes occur.

Pension benefits earned during the year as well as interest on projected benefit obligations are accrued currently. Net losses in excess of 10% of the greater of the projected benefit obligation or the fair value of plan assets and prior service cost due to the changes of benefit plans, both of which are included in “Accumulated other comprehensive income (loss)”, are amortized to earnings over the expected average remaining service period of employees on a straight-line basis.

Revenue recognition—

DOCOMO primarily generates revenues from two sources—wireless services and equipment sales. These revenue sources are separate and distinct earnings processes. Wireless service is sold to the subscriber directly or through third-party resellers who act as agents, while equipment, including handsets, are sold principally to agent resellers.

DOCOMO sets its wireless services rates in accordance with the Japanese Telecommunications Business Act and government guidelines, which currently allow wireless telecommunications operators to set their own tariffs without government approval. Wireless service revenues primarily consist of basic monthly charges, airtime charges and fees for activation.

Basic monthly charges and airtime charges are recognized as revenues at the time the service is provided to the subscribers. DOCOMO’s monthly billing plans for cellular (FOMA and mova) services generally include a certain amount of allowances (free minutes and/or packets), and the used amount of the allowances is subtracted from total usage in calculating the airtime revenue from a subscriber for the month. DOCOMO offers a billing arrangement called “Nikagetsu Kurikoshi” (2 month carry-over), in which the unused allowances are automatically carried over for up to the following two months. In addition, DOCOMO offers an arrangement which enables the unused allowances that were carried over for the two months to be automatically used to cover the airtime and/or packet charges exceeding the allowances of the other subscriptions in the “Family Discount” group, a discount billing arrangement for families. Out of the unused allowance in a month, DOCOMO defers the revenues based on the portion which is estimated to be used in the following two months. As for the portion which is estimated to expire, DOCOMO recognizes the revenue attributable to such portion of allowances ratably as the remaining allowances are utilized, in addition to the revenue recognized when subscribers make calls or utilize data transmissions.

Equipment sales are recognized as revenues when equipment is accepted by agent resellers and all inventory risk is transferred from DOCOMO. Certain commissions paid to agent resellers are recognized as a reduction of revenue upon delivery of the equipment to such agent resellers.

DOCOMO enables subscribers to select installment payments for the purchase of the handset over a period of 12 or 24 months. When installment payments are selected, under agreements entered into among DOCOMO, subscribers and agent resellers, DOCOMO provides financing by providing funds for the purchase of the handset by the subscribers. DOCOMO then includes current installments for the receivable for the purchased handset with basic monthly charges and airtime charges for the installment payment term. This is a separate contract from the wireless services contract between DOCOMO and the subscriber or the handset purchase agreement between the agent reseller and the subscriber, and cash collection from the subscriber is the recovery of the cash payment. Therefore, cash collection from subscribers for the purchased handsets does not have an impact on DOCOMO’s revenue.

Non-recurring upfront fees such as activation fees are deferred and recognized as revenues over the estimated average period of the subscription for each service. The related direct costs are also deferred to the extent of the related upfront fee amount and are amortized over the same period.

Deferred revenue and deferred charges as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Current deferred revenue	¥84,848	¥81,219
Long-term deferred revenue	71,085	72,214
Current deferred charges	12,657	11,481
Long-term deferred charges	71,085	72,214

Current deferred revenue is included in “Other current liabilities” in the consolidated balance sheets.

Selling, general and administrative expenses—

Selling, general and administrative expenses primarily include commissions paid to sales agents, expenses associated with point programs, advertising expenses, as well as other expenses such as payroll and related benefit costs of personnel not directly involved in the service operations and maintenance process. Commissions paid to sales agents represent the largest portion of selling, general and administrative expenses.

Income taxes—

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

DOCOMO determines whether it is more likely than not that a tax position will be sustained and, if any, DOCOMO determines the amount of tax benefit to recognize in the financial statements. DOCOMO has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of income and comprehensive income.

Earnings per share attributable to NTT DOCOMO, INC.—

Basic earnings per share attributable to NTT DOCOMO, INC. include no dilution and are computed by dividing income available to common shareholders by the weighted average number of shares of common stock outstanding for the period. Diluted earnings per share attributable to NTT DOCOMO, INC. assume the dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock.

DOCOMO did not issue dilutive securities during the years ended March 31, 2009, 2010 and 2011, and therefore there is no difference between basic and diluted earnings per share attributable to NTT DOCOMO, INC.

Foreign currency translation—

All asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at appropriate year-end current rates and all income and expense accounts are translated at rates that approximate those rates prevailing at the time of the transactions. The accompanying translation adjustments are included in “Accumulated other comprehensive income (loss).”

Foreign currency receivables and payables of DOCOMO are translated at appropriate year-end current rates and the accompanying translation gains or losses are included in earnings currently.

The effects of exchange rate fluctuations from the initial transaction date to the settlement date are recorded as exchange gain or loss, which are included in “Other income (expense)” in the accompanying consolidated statements of income and comprehensive income.

(3) Reclassifications

Certain reclassifications are made to the prior years’ consolidated financial statements to conform to the presentation used for the year ended March 31, 2011.

(4) The Great East Japan Earthquake

The Great East Japan Earthquake and the subsequent tsunami on March 11, 2011, damaged some of DOCOMO’s base station facilities located in certain areas of Tohoku region, and caused the temporary disruption of cellular services. For the fiscal year ended March 31, 2011, ¥7,123 million was recognized in selling, general and administrative expenses as a result of this disaster, pertaining to write-downs of damaged facilities and equipment (¥3,583 million), personnel and other expenses incurred in response to the disaster (¥3,540 million). Most of these expenses were recognized in the mobile phone business segment.

In addition, DOCOMO management also considered the following as a result of this disaster:

Impairment of long-lived assets, other than goodwill—

After the damaged assets were written-down or written-off, DOCOMO management considered whether this event indicated that the revised carrying amounts of property, plant and equipment and intangible assets may not be recoverable. DOCOMO management determined that no impairment losses on property, plant and equipment and intangible assets were necessary as a result of this event.

Impairment of goodwill—

The potential impact of March 11, 2011 events on the fair value of DOCOMO’s domestic mobile phone reporting unit was considered as part of DOCOMO’s annual goodwill impairment review of this reporting unit on March 31, 2011. DOCOMO management determined that no goodwill impairment existed at March 31, 2011.

Collectability of accounts receivable—

DOCOMO has not experienced any significant change in the trend of payment delays or bad debts of its customers after the earthquake, although DOCOMO offered relief programs including an extension of payment deadlines on phone bills and refunds of the basic monthly fees and other charges to certain customers in the disaster-stricken area. The impact of these relief programs was immaterial.

Realization of deferred tax assets—

The potential impact of March 11, 2011 events on DOCOMO’s estimates of future taxable income were considered as part of DOCOMO’s evaluation of the realizability of its deferred tax assets at March 31, 2011. DOCOMO management determined that no valuation allowance was necessary as a result of this event at March 31, 2011.

Cash and cash equivalents:	12 Months Ended
Mar. 31, 2011
Cash and cash equivalents:

3. Cash and cash equivalents:

“Cash and cash equivalents” as of March 31, 2010 and 2011 comprised the following:

	Millions of yen
	2010	2011
Cash	¥277,715	¥305,574
Certificates of deposit	40,000	210,000
Commercial paper	20,000	199,977
Bailment for consumption	20,000	50,000

Total	¥357,715	¥765,551

The aggregate amount of commercial paper as of March 31, 2010 and 2011 was ¥39,990 million and ¥259,972 million, respectively and ¥19,990 million and ¥59,995 million was recorded in “Short-term investments” in the consolidated balance sheet as they have original maturities of longer than 3 months at the date of purchase and remaining maturities of 1 year or less at the end of fiscal year in addition to the amounts in “Cash and cash equivalents,” which is stated above. Commercial paper is classified as held-to-maturity securities and their amortized amounts approximate their fair value.

Information regarding “Bailment for consumption” is disclosed in Note 13.

Inventories:	12 Months Ended
Mar. 31, 2011
Inventories:

4. Inventories:

“Inventories” as of March 31, 2010 and 2011 comprised the following:

	Millions of yen
	2010	2011
Telecommunications equipment to be sold	¥137,145	¥141,106
Materials and supplies	995	2,560
Other	3,137	2,691

Total	¥141,277	¥146,357

Investments in affiliates:	12 Months Ended
Mar. 31, 2011
Investments in affiliates:

5. Investments in affiliates:

Sumitomo Mitsui Card Co., Ltd.—

As of March 31, 2010 and 2011, DOCOMO held 34% of the outstanding common shares of Sumitomo Mitsui Card Co., Ltd. (“Sumitomo Mitsui Card”). DOCOMO entered into an agreement with Sumitomo Mitsui Card, Sumitomo Mitsui Financial Group, Inc. and Sumitomo Mitsui Banking Corporation to jointly promote the credit transaction services which use mobile phones compatible with “Osaifu-Keitai” (wallet-phone) service.

Philippine Long Distance Telephone Company—

As of March 31, 2010 and 2011, DOCOMO held approximately 14% of the outstanding common shares of Philippine Long Distance Telephone Company (“PLDT”), a telecommunication operator in the Philippines. PLDT is a public company listed on the Philippine Stock Exchange and the New York Stock Exchange.

On March 14, 2006, DOCOMO acquired approximately 7% of PLDT’s outstanding common shares for ¥52,213 million from NTT Communications Corporation (“NTT Com”), a subsidiary of NTT. From March 2007 to February 2008, DOCOMO acquired approximately an additional 7% common equity interest for ¥98,943 million in the market. Together with the PLDT common shares continued to be held by NTT Com, on a consolidated basis NTT held approximately 21% of the total outstanding common shares of PLDT.

In accordance with an agreement entered into on January 31, 2006 between PLDT and its major shareholders, including NTT Com and DOCOMO, DOCOMO has the right to exercise the entire 21% voting rights associated with the ownership interest collectively held by DOCOMO and NTT Com. As DOCOMO obtained the ability to exercise significant influence over PLDT, DOCOMO has accounted for the investment by applying the equity method from the date of the initial acquisition of PLDT shares.

DOCOMO determined the fair value of tangible, intangible and other assets and liabilities of PLDT with the assistance of an independent third party appraiser in order to recognize and account for DOCOMO’s share of identifiable intangible assets and embedded goodwill of its equity investment in PLDT. During the year ended March 31, 2009, upon the completion of the evaluation, adjustments to reflect the earnings impact of the final allocation of the investment in PLDT were charged to equity in net income (loss) of affiliates. As a result, “Equity in net income (losses) of affiliates, net of applicable taxes” in the consolidated statement of income and comprehensive income for the year ended March 31, 2009 decreased by ¥4,817 million and “Investments in affiliates” in consolidated balance sheet as of March 31, 2009 decreased by ¥8,137 million.

DOCOMO’s carrying amount of its investment in PLDT was ¥105,944 million and ¥95,859 million as of March 31, 2010 and 2011, respectively. The aggregate market price of the PLDT shares owned by DOCOMO was ¥134,088 million and ¥119,749 million as of March 31, 2010 and 2011, respectively.

Tata Teleservices Limited—

As of March 31, 2010 and 2011, DOCOMO held approximately 26% of the outstanding common shares of Tata Teleservices Limited (“TTSL”).

On November 12, 2008, DOCOMO entered into a capital alliance with TTSL and Tata Sons Limited, the parent company of TTSL. On March 25, 2009, DOCOMO acquired TTSL’s outstanding common shares for ¥252,321 million pursuant to the capital alliance and accounted for the investment by applying the equity method.

DOCOMO determined the fair value of tangible, intangible and other assets and liabilities of TTSL with the assistance of an independent third party appraiser in order to recognize and account for DOCOMO’s share of identifiable intangible assets and embedded goodwill of its equity investment in TTSL. During the year ended March 31, 2010, upon the completion of the evaluation, adjustments to reflect the earnings impact of the final allocation of the investment in TTSL were charged to equity in net income (loss) of affiliates. As a result, “Equity in net income (losses) of affiliates, net of applicable taxes” in the consolidated statement of income and comprehensive income for the year ended March 31, 2010 decreased by ¥2,788 million and “Investments in affiliates” in the consolidated balance sheet as of March 31, 2010 decreased by ¥4,710 million.

DOCOMO made additional investments totaling ¥14,424 million in response to a rights offering that TTSL commenced in March and May, 2011. TTSL is expected to use the capital increase to strengthen the quality of the 3G network in India’s market. As a result of its participation in the rights offering, DOCOMO’s equity interest in TTSL slightly increased to approximately 27%.

Impairment—

DOCOMO evaluates the recoverability of the carrying value of its investments in affiliates including those mentioned above when there are indications that a decline in value below carrying amount may be other than temporary. As a result of such evaluations, DOCOMO recorded impairment charges for other-than-temporary declines during the year ended March 31, 2009. The impairments did not have a material impact on DOCOMO’s results of operations or financial position. The impairment charges are included in “Equity in net income (losses) of affiliates, net of applicable taxes” in the accompanying statements of income and comprehensive income. DOCOMO has determined that the estimated fair values of each of its investments in affiliates as of March 31, 2010 and 2011 are not less than the related carrying values on an individual basis.

All of the equity method investees, except for PLDT, are privately held companies as of March 31, 2011.

DOCOMO’s cumulative share of the earnings or losses of affiliates, less amounts distributed by affiliates as dividends, was ¥10,346 million, ¥11,967 million and ¥14,531 million, as of March 31, 2009, 2010 and 2011, respectively. Dividends received from affiliates were ¥15,500 million, ¥12,854 million and ¥12,757 million for the years ended March 31, 2009, 2010 and 2011, respectively. DOCOMO does not have significant business transactions with its affiliates.

The total carrying value of DOCOMO’s “Investments in affiliates” in the accompanying consolidated balance sheets as of March 31, 2010 and 2011 was greater by ¥421,132 million and ¥382,037 million, respectively, than its aggregate underlying equity in net assets of such affiliates as of the date of the most recent available financial statements of the investees. The difference mainly consisted of goodwill and amortizable intangible assets.

Marketable securities and other investments:	12 Months Ended
Mar. 31, 2011
Marketable securities and other investments:

6. Marketable securities and other investments:

“Marketable securities and other investments” as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Marketable securities:
Available-for-sale	¥136,631	¥117,763
Other investments	14,395	10,375

Marketable securities and other investments (Non-current)	¥151,026	¥128,138

Maturities of debt securities classified as available-for-sale as of March 31, 2010 and 2011 were as follows:

	Millions of yen		Millions of yen
	2010		2011
	Carrying amount	Fair value	Carrying amount	Fair value
Due within 1 year	¥—	¥—	¥—	¥—
Due after 1 year through 5 years	4	4	4	4
Due after 5 years through 10 years	—	—	—	—
Due after 10 years	—	—	—	—

Total	¥4	¥4	¥4	¥4

The aggregate cost, gross unrealized holding gains and losses and fair value by type of available-for-sale securities as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010
	Cost / Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥121,308	¥20,257	¥4,938	¥136,627
Debt securities	4	—	0	4

	Millions of yen
	2011
	Cost / Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥109,199	¥10,663	¥2,103	¥117,759
Debt securities	4	0	—	4

The proceeds and gross realized gains (losses) from the sale of available-for-sale securities and other investments for the years ended March 31, 2009, 2010 and 2011 were as follows:

	Millions of yen
	2009	2010	2011
Proceeds	¥660	¥71,640	¥3,585
Gross realized gains	377	5,627	475
Gross realized losses	(267)	(4,934)	(22)

Gross unrealized holding losses on and fair value of available-for-sale securities and cost method investments included in other investments as of March 31, 2010 and 2011, aggregated by investment category and length of time during which individual securities were in a continuous unrealized loss position were as follows:

	Millions of yen
	2010
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥18,156	¥2,302	¥19,835	¥2,636	¥37,991	¥4,938
Debt securities	4	0	—	—	4	0
Cost method investments	—	—	276	1,309	276	1,309

	Millions of yen
	2011
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥4,781	¥874	¥10,351	¥1,229	¥15,132	¥2,103
Debt securities	—	—	—	—	—	—
Cost method investments	42	66	104	218	146	284

Other investments include long-term investments in various privately held companies.

For long-term investments in various privately held companies for which there are no quoted market prices, a reasonable estimate of fair value could not be made without incurring excessive costs. Accordingly, DOCOMO believes that it is not practicable to disclose estimated fair values of these cost method investments. Unless DOCOMO identifies events or changes in circumstances that may have had a significant adverse effect on the fair value of these investments, the fair value of such cost method investments are not estimated.

The aggregate carrying amount of cost method investments included in other investments and the aggregate carrying amount of investments whose fair values were not evaluated for impairment as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Cost method investments included in other investments	¥14,351	¥10,341
Including: Investments whose fair values were not evaluated for impairment	9,918	9,714

The amount of other-than-temporary impairment of marketable securities and other investments is disclosed in Note 12.

DOCOMO held approximately 11% of the outstanding common shares of KT Freetel Co., Ltd. (“KTF”) as of March 31, 2009, with the initial acquisition cost of ¥65,602 million. On January 20, 2009, DOCOMO agreed with KT Corporation (“KT”) that DOCOMO would exchange 40% of its KTF shareholding for KT common shares and the remaining 60% for KT exchangeable bonds in connection with the proposed merger between KT and KTF. Therefore, DOCOMO determined that the decline in value of KTF shares was other than temporary and recognized ¥26,313 million of impairment loss on the investment in KTF shares based on its fair value as of March 31, 2009. The loss is recorded in other income (expense) under the line item “Other, net” in the consolidated statement of income and comprehensive income for the year ended March 31, 2009.

The exchange of KTF shares for KT exchangeable bonds and for KT common shares was carried out on May 27, 2009 and June 1, 2009, respectively. KT exchangeable bonds were acquired for ¥20,821 million and DOCOMO recognized ¥2,753 million of realized loss. KT common shares were acquired for ¥15,023 million and DOCOMO recognized ¥692 million of realized loss. The exchange of KT exchangeable bonds for KT ADRs was carried out on December 14, 2009. KT ADRs were acquired for ¥26,326 million and DOCOMO recognized ¥5,477 million of realized gain. These amounts are included in the table of proceeds and gross realized gains (losses) from the sale of available-for-sale securities and other investments for the year ended March 31, 2010 which is presented above.

Goodwill and other intangible assets:	12 Months Ended
Mar. 31, 2011
Goodwill and other intangible assets:

7. Goodwill and other intangible assets:

Goodwill—

The majority of DOCOMO’s goodwill was recognized when DOCOMO purchased all the remaining noncontrolling interests in its eight regional subsidiaries through share exchanges and made these subsidiaries wholly owned in November 2002.

The changes in the carrying amount of goodwill by business segment for the years ended March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010
	Mobile phone business	Miscellaneous businesses	Consolidated
Balance at beginning of year	¥138,597	¥15,788	¥154,385
Goodwill acquired during the year	3,426	40,030	43,456
Foreign currency translation adjustment	60	190	250
Other	—	345	345

Balance at end of year	¥142,083	¥56,353	¥198,436

	Millions of yen
	2011
	Mobile phone business	Miscellaneous businesses	Consolidated
Balance at beginning of year	¥142,083	¥56,353	¥198,436
Goodwill acquired during the year	10,852	—	10,852
Foreign currency translation adjustment	(1,219)	(1,901)	(3,120)
Other	(509)	(86)	(595)

Balance at end of year	¥151,207	¥54,366	¥205,573

Information regarding operating segments is discussed in Note 14.

The main components of goodwill acquired during the years ended March 31, 2010 and 2011 were ¥40,030 million associated with the acquisition of 51.0% shares of OAK LAWN MARKETING, INC and ¥10,852 million associated with the additional acquisition of 65.0% shares of PacketVideo Corporation, respectively.

Other intangible assets—

Other intangible assets, as of March 31, 2010 and 2011 comprised the following:

	Millions of yen
	2010
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥783,874	¥540,767	¥243,107
Internal-use software	1,014,142	740,675	273,467
Software acquired to be used in manufacture of handsets	158,738	77,877	80,861
Rights to use telecommunications facilities of wireline operators	18,193	6,380	11,813
Other	21,844	6,123	15,721

Total amortizable intangible assets	¥1,996,791	¥1,371,822	¥624,969

Unamortizable intangible assets:
Trademarks and trade names			¥3,722

Total unamortizable intangible assets			¥3,722

Total			¥628,691

	Millions of yen
	2011
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥824,404	¥565,166	¥259,238
Internal-use software	1,092,442	816,389	276,053
Software acquired to be used in manufacture of handsets	190,722	96,107	94,615
Rights to use telecommunications facilities of wireline operators	19,052	7,126	11,926
Other	37,624	11,181	26,443

Total amortizable intangible assets	¥2,164,244	¥1,495,969	¥668,275

Unamortizable intangible assets:
Trademarks and trade names			¥3,981

Total unamortizable intangible assets			¥3,981

Total			¥672,256

The amount of amortizable intangible assets acquired during the year ended March 31, 2011 was ¥250,949 million, the main components of which were software for telecommunications network in the amount of ¥104,669 million and internal-use software in the amount of ¥98,825 million. The weighted-average amortization period of such software for telecommunications network and internal-use software is 5.0 years and 4.8 years, respectively. Amortization of intangible assets for the years ended March 31, 2009, 2010 and 2011 was ¥189,678 million, ¥187,393 million and ¥204,090 million, respectively. Estimated amortization of existing intangible assets for fiscal years ending March 31, 2012, 2013, 2014, 2015 and 2016 is ¥204,187 million, ¥159,294 million, ¥125,546 million, ¥90,710 million, and ¥41,488 million, respectively. The weighted-average amortization period of the intangible assets acquired during the year ended March 31, 2011 is 5.0 years.

The amount of unamortizable intangible assets acquired during the year ended March 31, 2011 was ¥259 million, the component of which was trademarks and trade names.

Other assets:	12 Months Ended
Mar. 31, 2011
Other assets:

8. Other assets:

“Other assets” as of March 31, 2010 and 2011 comprised the following:

	Millions of yen
	2010	2011
Deposits	¥79,151	¥59,615
Deferred customer activation costs	71,085	72,214
Installment receivables for handsets (Non-current).	85,753	75,391
Allowance for doubtful accounts	(4,047)	(1,118)
Long-term bailment for consumption to a related party	—	20,000
Other	25,969	23,817

Total	¥257,911	¥249,919

Information regarding “Long-term bailment for consumption to a related party” is disclosed in Note 13.

Short-term borrowings and long-term debt:	12 Months Ended
Mar. 31, 2011
Short-term borrowings and long-term debt:

9. Short-term borrowings and long-term debt:

Short-term borrowings, excluding the current portion of long-term debt as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Short-term borrowings denominated in Euro:
Unsecured short-term loans from financial institutions	¥78	¥276
(Year ended March 31, 2010—weighted-average interest rate per annum: 7.6%)
(Year ended March 31, 2011—weighted-average variable rate per annum: 5.3% as of March 31, 2011)

Total short-term borrowings	¥78	¥276

Long-term debt as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Debt denominated in Japanese Yen:
Unsecured corporate bonds	¥572,097	¥407,032
(Year ended March 31, 2010—interest rates per annum: 1.0%-2.0%, due: years ending March 31, 2011-2019)
(Year ended March 31, 2011—interest rates per annum: 1.0%-2.0%, due: years ending March 31, 2012-2019)
Unsecured indebtedness to financial institutions	38,000	21,000
(Year ended March 31, 2010—interest rates per annum: 1.3%-1.5%, due: years ending March 31, 2011-2013)
(Year ended March 31, 2011—interest rates per annum: 1.3%-1.5%, due: years ending March 31, 2012-2013)
Debt denominated in Euro:
Unsecured indebtedness to financial institutions	172	70
(Year ended March 31, 2010—variable rate per annum: 4.6% as of March 31, 2010, due: year ending March 31, 2012)
(Year ended March 31, 2011—variable rate per annum: 2.4% as of March 31, 2011, due: year ending March 31, 2012)

Sub-total	¥610,269	¥428,102
Less: Current portion	(180,716)	(173,102)

Total long-term debt	¥429,553	¥255,000

Interest rates on DOCOMO’s borrowings are mainly fixed. DOCOMO uses interest rate swap transactions, under which DOCOMO receives fixed rate interest payments and pays floating rate interest payments, to hedge the changes in fair value of certain debt as a part of its asset-liability management (ALM). Information relating to interest rate swap contracts is disclosed in Note 19. Interest costs related specifically to short-term borrowings and long-term debt for the years ended March 31, 2009, 2010 and 2011 totaled ¥7,187 million, ¥7,441 million and ¥6,709 million, respectively. “Interest expense” in the consolidated statements of income and comprehensive income excludes the amounts of capitalized interest.

The aggregate amounts of annual maturities of long-term debt as of March 31, 2011, were as follows:

Year ending March 31,	Millions of yen
2012	¥173,102
2013	75,000
2014	70,000
2015	—
2016	—
Thereafter	110,000

Total	¥428,102

Equity:	12 Months Ended
Mar. 31, 2011
Equity:

10. Equity:

Effective May 1, 2006, the Corporate Law of Japan provides that (i) dividends of earnings require approval at a general meeting of shareholders, (ii) interim cash dividends can be distributed upon the approval of the board of directors, if the articles of incorporation provide for such interim cash dividends and (iii) an amount equal to at least 10% of decrease in retained earnings by dividends payment be appropriated from retained earnings to a legal reserve up to 25% of capital stock. The legal reserve is available for distribution upon approval of the shareholders.

The distributable amount available for the payments of dividends to shareholders as of March 31, 2011 was ¥3,474,726 million and was included in “Additional paid-in capital” and “Retained earnings”.

In the general meeting of shareholders held on June 17, 2011, the shareholders approved cash dividends of ¥107,816 million or ¥2,600 per share, payable to shareholders recorded as of March 31, 2011, which were declared by the board of directors on April 28, 2011.

In order to improve capital efficiency and to implement flexible capital policies in accordance with the business environment, DOCOMO acquires treasury stock.

With regard to the acquisition of treasury stock, the Corporate Law of Japan provides that (i) it can be done according to the resolution of the general meeting of shareholders, and (ii) the acquisition of treasury stock through open market transactions can be done according to the resolution of the board of directors if the articles of incorporation contain such a provision. The provision is stipulated in DOCOMO’s articles of incorporation.

Issued shares and treasury stock—

DOCOMO acquired treasury stock at the request of dissenting shareholders, made pursuant to paragraph (1) of Article 797 of the Corporate Law of Japan, against the merger under which its eight regional subsidiaries were dissolved and merged into DOCOMO as of July 1, 2008.

The changes in the number of issued shares and treasury stock for the years ended March 31, 2009, 2010 and 2011 were as follows, where fractional shares are rounded off:

	Number of issued shares	Number of treasury stock
As of March 31, 2008	44,870,000	2,242,073

Acquisition of treasury stock based on the resolution by the general meeting of shareholders	—	856,405
Acquisition of treasury stock at the request of dissenting shareholders against the merger	—	11,711
Acquisition of fractional shares	—	4
Retirement of treasury stock	(920,000)	(920,000)

As of March 31, 2009	43,950,000	2,190,193

Acquisition of treasury stock based on the resolution of the board of directors	—	154,065
Retirement of treasury stock	(160,000)	(160,000)

As of March 31, 2010	43,790,000	2,184,258

Acquisition of treasury stock based on the resolution of the board of directors	—	138,141
Retirement of treasury stock	(140,000)	(140,000)

As of March 31, 2011	43,650,000	2,182,399

Effective August 1, 2008, DOCOMO abolished the fractional share system.

DOCOMO has not issued shares other than shares of its common stock.

The general meeting of shareholders approved stock repurchase plans as follows:

Date of the general meeting of shareholders	Term of repurchase	Approved maximum number of treasury stock to be repurchased (Shares)	Approved maximum budget for share repurchase (Millions of yen)
June 19, 2007	June 20, 2007 – June 19, 2008	1,000,000	¥200,000
June 20, 2008	June 21, 2008 – June 20, 2009	900,000	150,000
The meeting of the board of directors approved stock repurchase plans as follows:
Date of the meeting of the board of directors	Term of repurchase	Approved maximum number of treasury stock to be repurchased (Shares)	Approved maximum budget for share repurchase (Millions of yen)
November 9, 2009	November 10, 2009 – November 30, 2009	160,000	¥20,000
December 17, 2010	December 20, 2010 – January 28, 2011	160,000	20,000

The aggregate number and price of shares repurchased for the years ended March 31, 2009, 2010 and 2011 were as follows:

Year ended March 31,	Shares	Millions of yen
2009	868,120	¥136,846
2010	154,065	20,000
2011	138,141	20,000

Based on the resolution of the board of directors, DOCOMO retired its own shares held as treasury stock as shown in the following table. The share retirement resulted in a decrease of “Additional paid-in capital” in the same amount as the aggregate purchase price. There were no changes in the number of authorized shares.

Date of the board of directors	Shares	Millions of yen
March 26, 2009	920,000	¥163,526
March 26, 2010	160,000	27,936
March 28, 2011	140,000	24,195

Accumulated other comprehensive income (loss):

Changes in accumulated other comprehensive income (loss), net of applicable taxes, were as follows:

	Millions of yen
	Unrealized holding gains (losses) on available-for-sale securities	Change in fair value of derivative instruments	Foreign currency translation adjustment	Pension liability adjustment	Accumulated other comprehensive income (loss)
As of March 31, 2008	¥(2,502)	¥75	¥14,599	¥(11,762)	¥410
2009 change	(1,610)	(125)	(47,586)	(16,778)	(66,099)

As of March 31, 2009	¥(4,112)	¥(50)	¥(32,987)	¥(28,540)	¥(65,689)
2010 change	15,096	(63)	5,852	7,425	28,310

As of March 31, 2010	¥10,984	¥(113)	¥(27,135)	¥(21,115)	¥(37,379)
2011 change	(5,293)	4	(27,854)	(6,433)	(39,576)

As of March 31, 2011	¥5,691	¥(109)	¥(54,989)	¥(27,548)	¥(76,955)

The amount of taxes applied to the items in “Accumulated other comprehensive income (loss)” is described in Note 16.

Research and development expenses and advertising expenses:	12 Months Ended
Mar. 31, 2011
Research and development expenses and advertising expenses:

11. Research and development expenses and advertising expenses:

Research and development expenses—

Research and development costs are charged to expense as incurred. Research and development expenses are included primarily in “Selling, general and administrative” expenses and amounted to ¥100,793 million, ¥109,916 million and ¥109,108 million for the years ended March 31, 2009, 2010 and 2011, respectively.

Advertising expenses—

Advertising costs are charged to expense as incurred. Advertising expenses are included in “Selling, general and administrative” expenses and amounted to ¥54,986 million, ¥54,114 million and ¥54,984 million for the years ended March 31, 2009, 2010 and 2011, respectively.

Other income (expense):	12 Months Ended
Mar. 31, 2011
Other income (expense):

12. Other income (expense):

Other income (expense) included in “Other, net” in the consolidated statements of income and comprehensive income for the years ended March 31, 2009, 2010 and 2011 comprised the following:

	Millions of yen
	2009	2010	2011
Net realized gains (losses) on dispositions of investments in affiliates	¥—	¥(26)	¥95
Net realized gains on dispositions of marketable securities and other investments	110	693	453
Other-than-temporary impairment loss on marketable securities and other investments	(57,812)	(4,007)	(13,424)
Foreign exchange gains (losses), net	(851)	(615)	(1,575)
Rental revenue received	2,144	2,524	1,804
Dividends income	2,951	4,652	4,819
Penalties and compensation for damages	4,161	2,204	1,605
Other, net	1,267	259	449

Total	¥(48,030)	¥5,684	¥(5,774)

Related party transactions:	12 Months Ended
Mar. 31, 2011
Related party transactions:

13. Related party transactions:

As previously described, DOCOMO is majority-owned by NTT, which is a holding company for more than 700 companies comprising the NTT group.

DOCOMO has entered into a number of different types of transactions with NTT, its subsidiaries and its affiliated companies in the ordinary course of business. DOCOMO’s transactions with NTT group companies include purchases of wireline telecommunications services (i.e. for DOCOMO’s offices and operations facilities) based on actual usage, leasing of various telecommunications facilities and sales of DOCOMO’s various wireless telecommunications services. During the years ended March 31, 2009, 2010 and 2011, DOCOMO purchased capital equipment from NTT group companies in the amount of ¥70,840 million, ¥72,928 million ¥76,214 million, respectively.

DOCOMO has entered into contracts of bailment of cash for consumption with NTT FINANCE CORPORATION (“NTT FINANCE”) for cash management purposes. NTT and its subsidiaries collectively own 99.3% of the voting interests in NTT FINANCE, of which DOCOMO owned 2.9% as of March 31, 2011. Accordingly, NTT FINANCE is a related party of DOCOMO. Under the terms of the contracts, excess cash generated at DOCOMO are bailed to NTT FINANCE and NTT FINANCE manages the funds on behalf of DOCOMO. DOCOMO can withdraw the funds upon its demand and receives relevant interests from NTT FINANCE. The funds are accounted for as “Cash and cash equivalents,” “Short-term investments,” or “Other assets” depending on the initial contract periods.

The balance of bailment was ¥110,000 million as of March 31, 2010. The assets related to the contracts were recorded as “Cash and cash equivalents” of ¥20,000 million and “Short-term investments” of ¥90,000 million in the consolidated balance sheet as of March 31, 2010. The contracts had remaining terms to maturity ranging up to 4 months with an average interest rate of 0.3% per annum as of March 31, 2010.

The balance of bailment was ¥70,000 million as of March 31, 2011. The assets related to the contracts were recorded as “Cash and cash equivalents” of ¥50,000 million and “Other assets” of ¥20,000 million in the consolidated balance sheet as of March 31, 2011. The contracts had remaining terms to maturity ranging up to 2 years and 9 months with an average interest rate of 0.3% per annum as of March 31, 2011.

The average balance of the contracts of bailment expired during the year ended March 31, 2009, 2010 and 2011 was ¥48,778 million, ¥15,616 million and ¥82,959 million, respectively. The recorded amounts of interest income derived from the contracts were ¥270 million, ¥75 million and ¥171 million for the years ended March 31, 2009, 2010 and 2011, respectively.

Segment reporting:	12 Months Ended
Mar. 31, 2011
Segment reporting:

14. Segment reporting:

DOCOMO’s management uses the following segment financial information to make decisions on the allocation of management resources and to evaluate business performance. Accounting policies used to determine segment profit or loss and segment assets are consistent with those used to prepare the consolidated financial statements in accordance with U.S. GAAP.

DOCOMO has two operating segments. The mobile phone business segment includes Xi services, FOMA services, mova services, packet communications services, satellite mobile communications services, international services and the equipment sales related to these services. The miscellaneous businesses segment includes home shopping services provided primarily through TV media, high-speed internet connection for hotel facilities, advertisement services, development, sales and maintenance of IT systems, credit services and other miscellaneous services, which in the aggregate are not significant in amount. DOCOMO plans to terminate mova services on March 31, 2012. The “Corporate” column in the tables below is not an operating segment but is included to reflect the recorded amounts of common assets which are not allocated to any operating segment.

DOCOMO identifies its reportable segments based on the nature of services included, as well as the characteristics of the telecommunications networks used to provide those services. DOCOMO’s management monitors and evaluates the performance of its segments based on the information derived from DOCOMO’s management reports.

Assets by segment are not included in the management reports, however, they are included herein only for the purpose of disclosure. Depreciation and amortization is shown separately, as well as included as part of operating expenses. Corporate assets primarily include cash, securities and investments in affiliates. DOCOMO allocates amounts of asset and related depreciation and amortization to common assets, such as buildings for telecommunications purposes and common facilities, on a systematic and rational basis based on the proportionate amount of network assets of each segment. Capital expenditures in the “Corporate” column include certain expenditures related to the buildings for telecommunications purposes and common facilities, which are not allocated to each segment.

	Millions of yen
Year ended March 31, 2009	Mobile phone business	Miscellaneous businesses	Corporate	Consolidated
Operating revenues	¥4,381,254	¥66,726	¥—	¥4,447,980
Operating expenses	3,525,967	91,054	—	3,617,021

Operating income (loss)	¥855,287	¥(24,328)	¥—	¥830,959

Other income (expense)				¥(50,486)

Income before income taxes and equity in net income (losses) of affiliates				¥780,473

Other significant non-cash item:
Point program expense	¥111,062	¥3,663	¥—	¥114,725

Total assets	¥4,960,000	¥139,617	¥1,388,603	¥6,488,220

Depreciation and amortization	¥796,807	¥7,352	¥—	¥804,159

Capital expenditures	¥601,307	¥—	¥136,299	¥737,606

	Millions of yen
Year ended March 31, 2010	Mobile phone business	Miscellaneous businesses	Corporate	Consolidated
Operating revenues	¥4,167,704	¥116,700	¥—	¥4,284,404
Operating expenses	3,322,064	128,095	—	3,450,159

Operating income (loss)	¥845,640	¥(11,395)	¥—	¥834,245

Other income (expense)				¥1,912

Income before income taxes and equity in net income (losses) of affiliates				¥836,157

Other significant non-cash item:
Point program expense	¥134,954	¥7,266	¥—	¥142,220

Total assets	¥4,949,025	¥259,283	¥1,548,467	¥6,756,775

Depreciation and amortization	¥691,851	¥9,295	¥—	¥701,146

Capital expenditures	¥556,829	¥—	¥129,679	¥686,508

	Millions of yen
Year ended March 31, 2011	Mobile phone business	Miscellaneous businesses	Corporate	Consolidated
Operating revenues	¥4,090,659	¥133,614	¥—	¥4,224,273
Operating expenses	3,233,925	145,619	—	3,379,544

Operating income (loss)	¥856,734	¥(12,005)	¥—	¥844,729

Other income (expense)				¥(9,391)

Income before income taxes and equity in net income (losses) of affiliates				¥835,338

Other significant non-cash item:
Point program expense	¥118,576	¥8,271	¥—	¥126,847

Total assets	¥4,843,925	¥286,338	¥1,661,330	¥6,791,593

Depreciation and amortization	¥682,029	¥11,034	¥—	¥693,063

Capital expenditures	¥520,770	¥4,759	¥142,947	¥668,476

DOCOMO does not disclose geographical information, since the amounts of operating revenues generated and long-lived assets owned outside Japan are immaterial.

There were no sales and operating revenue from transactions with a single external customer amounting to 10% or more of DOCOMO’s revenues for the years ended March 31, 2009, 2010 and 2011.

Revenues from external customers for each similar product and service were as follows:

	Millions of yen
Year ended March 31,	2009	2010	2011
Operating Revenues:
Wireless services	¥3,841,082	¥3,776,909	¥3,746,869
Cellular services revenues	3,661,283	3,499,452	3,407,145
—Voice revenues	2,149,617	1,910,499	1,712,218
Including: FOMA services	1,877,835	1,785,518	1,658,863
—Packet communications revenues	1,511,666	1,588,953	1,694,927
Including: FOMA services	1,449,440	1,558,284	1,679,840
Other revenues	179,799	277,457	339,724
Equipment sales	606,898	507,495	477,404

Total operating revenues	¥4,447,980	¥4,284,404	¥4,224,273

Employees' retirement benefits:	12 Months Ended
Mar. 31, 2011
Employees' retirement benefits:

15. Employees’ retirement benefits:

Severance payments and contract-type corporate pension plan—

Employees whose services with DOCOMO are terminated are normally entitled to lump-sum severance or retirement payments and pension benefits based on internal labor regulations. The amounts are determined by a combination of factors such as the employee’s salary eligibility, length of service and other conditions. The pension benefit is covered by the non-contributory defined benefit pension plans (“Defined benefit pension plans”) sponsored by DOCOMO.

The following table presents reconciliations and changes in the Defined benefit pension plans’ projected benefit obligations and fair value of plan assets for the years ended March 31, 2010 and 2011. DOCOMO uses a measurement date of March 31 for its Defined benefit pension plans.

	Millions of yen
	2010	2011
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥186,177	¥190,368
Service cost	9,204	9,244
Interest cost	3,979	3,894
Actuarial (gain) loss	592	1,586
Transfer of liability from defined benefit pension plans of the NTT group	215	328
Other	151	7
Benefit payments	(9,950)	(9,363)

Projected benefit obligation, end of year	¥190,368	¥196,064

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥67,040	¥77,070
Actual return on plan assets	9,864	(1,407)
Employer contributions	2,680	5,053
Transfer of plan assets from defined benefit pension plans of the NTT group	49	77
Benefit payments	(2,563)	(2,980)

Fair value of plan assets, end of year	¥77,070	¥77,813

At March 31:
Funded status	¥(113,298)	¥(118,251)

The amounts recognized in DOCOMO’s consolidated balance sheets as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Liability for employees’ retirement benefits	¥(113,332)	¥(118,290)
Prepaid pension cost	34	39

Net amount recognized	¥(113,298)	¥(118,251)

Prepaid pension cost is included in “Other assets” in the consolidated balance sheets.

Items recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Actuarial gains (losses), net	¥(39,052)	¥(42,262)
Prior service cost	14,518	12,611
Transition obligation	(1,060)	(935)

Total	¥(25,594)	¥(30,586)

The accumulated benefit obligation for the Defined benefit pension plans was ¥184,555 million and ¥190,067 million as of March 31, 2010 and 2011, respectively.

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥190,346	¥196,025
Fair value of plan assets	77,014	77,735
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥184,532	¥190,028
Fair value of plan assets	77,014	77,735

The net periodic pension cost for the Defined benefit pension plans for the years ended March 31, 2009, 2010 and 2011 comprised the following:

	Millions of yen
	2009	2010	2011
Service cost	¥9,216	¥9,204	¥9,244
Interest cost on projected benefit obligation	4,058	3,979	3,894
Expected return on plan assets	(2,116)	(1,649)	(1,714)
Amortization of prior service cost	(1,907)	(1,907)	(1,907)
Amortization of actuarial gains and losses	1,192	2,190	1,497
Amortization of transition obligation	127	125	125

Net periodic pension cost	¥10,570	¥11,942	¥11,139

Other changes in plan assets and benefit obligations of the Defined benefit pension plans recognized in “Accumulated other comprehensive income (loss)” for the years ended March 31, 2009, 2010 and 2011 comprised the following:

	Millions of yen
	2009	2010	2011
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Actuarial (gains) losses arising during period, net	¥16,136	¥(7,623)	¥4,707
Amortization of prior service cost	1,907	1,907	1,907
Amortization of actuarial gains and losses	(1,192)	(2,190)	(1,497)
Amortization of transition obligation	(127)	(125)	(125)

Total recognized in “Accumulated other comprehensive income (loss)”	¥16,724	¥(8,031)	¥4,992

Total recognized in net periodic pension cost and “Accumulated other comprehensive income (loss)” was ¥27,294 million, ¥3,911 million and ¥16,131 million for the years ended March 31, 2009, 2010 and 2011, respectively.

The amount of actuarial losses, transition obligation and prior service cost, which are expected to be amortized and reclassified from “Accumulated other comprehensive income (loss)” to net pension cost during the year ending March 31, 2012 is ¥1,644 million, ¥125 million and ¥(1,907) million, respectively.

The assumptions used in determination of the pension plans’ projected benefit obligations as of March 31, 2010 and 2011 were as follows:

	2010	2011
Discount rate	2.1%	2.0%
Long-term rate of salary increases	2.2	2.9

The assumptions used in determination of the net periodic pension cost for the years ended March 31, 2009, 2010 and 2011 were as follows:

	2009	2010	2011
Discount rate	2.3%	2.2%	2.1%
Long-term rate of salary increases	2.2	2.2	2.2
Expected long-term rate of return on plan assets	2.5	2.5	2.3

In determining the expected long-term rate of return on plan assets, DOCOMO considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of the plan assets based on analysis of historical results.

The following table presents the fair values of DOCOMO’s pension plan assets as of March 31, 2010 and 2011. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 18.

	Millions of yen
	2010
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥443	¥443	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	21,332	19,273	2,059	—
Domestic corporate bonds	7,147	—	7,147	—
Foreign government bonds	6,518	6,043	475	—
Foreign corporate bonds	381	21	308	52
Equity securities
Domestic stocks	19,610	19,346	264	—
Foreign stocks	9,916	9,916	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	755	—	755	—
Domestic equity securities	1,244	—	1,244	—
Foreign debt securities	366	—	366	—
Foreign equity securities	861	—	861	—
Life insurance company general accounts	6,715	—	6,715	—
Other	1,782	(0)	(0)	1,782

Total	¥77,070	¥55,042	¥20,194	¥1,834

	Millions of yen
	2011
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥866	¥866	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	21,852	20,258	1,594	—
Domestic corporate bonds	8,023	—	8,023	—
Foreign government bonds	9,556	9,067	489	—
Foreign corporate bonds	455	89	354	12
Equity securities
Domestic stocks	16,873	16,849	24	—
Foreign stocks	7,515	7,515	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	966	—	966	—
Domestic equity securities	997	—	997	—
Foreign debt securities	632	—	632	—
Foreign equity securities	583	—	583	—
Life insurance company general accounts	7,528	—	7,528	—
Other	1,967	(0)	(2)	1,969

Total	¥77,813	¥54,644	¥21,188	¥1,981

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2. Fair value measured by inputs derived from unobservable data is classified as Level 3.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Securities investment trust beneficiary certificates

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. Fair values of securities investment trust beneficiary certificates are measured by inputs derived principally from observable market data provided by financial institutions. Therefore, they are classified as Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and a principal and they are all classified as Level 2.

Other

Other includes fund of hedge funds and pension investment trust beneficiary rights. Fair value measured by inputs derived from unobservable data provided by financial institutions is classified as Level 3.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

The Defined benefit pension plans’ policy toward plan asset management is formulated with the ultimate objective of ensuring the steady disbursement of pension benefits in future periods. The long-term objective of asset management, therefore, is to secure the total profits deemed necessary to ensure the financial soundness of the plan assets. To achieve this, DOCOMO selects various investments and takes into consideration their expected returns and risks and the correlation among the investments. DOCOMO then sets a target allocation ratio for the plan assets and endeavors to maintain that ratio. The target ratio is formulated from a mid- to long-term perspective and reviewed annually. In the event that the investment environment changes dramatically, DOCOMO will review the asset allocation as necessary. The target ratio in March 2011 was: domestic bonds, 41.5%; domestic stocks, 23.0%; foreign bonds, 15.0%; foreign stocks, 10.0%; and life insurance company general accounts, 10.5%. As securities investment trust beneficiary certificates are established for each asset, they are allocated among domestic bonds, domestic stocks, foreign bonds and foreign stocks.

As of March 31, 2010 and 2011, securities owned by the Defined benefit pension plans as its plan assets included the stock of NTT and the NTT group companies listed in Japan including DOCOMO in the amount of ¥543 million (0.7% of total plan assets) and ¥515 million (0.7% of total plan assets), respectively.

DOCOMO expects to contribute ¥5,140 million to the Defined benefit pension plans in the year ending March 31, 2012.

The benefit payments, which reflect expected future service under the Defined benefit pension plans, are expected to be as follows:

Year ending March 31,	Millions of yen
2012	¥10,630
2013	11,069
2014	11,639
2015	11,873
2016	13,083
2017-2021	68,081

Social welfare pension scheme and NTT Kigyou-Nenkin-Kikin (NTT Corporate Defined Benefit Pension Plan)—

DOCOMO participates in the national welfare pension plan (“National Plan”) and a contributory defined benefit pension plan sponsored by the NTT group (NTT Kigyou-Nenkin-Kikin or NTT Corporate Defined Benefit Pension Plan, “NTT CDBP”). The National Plan is a government-regulated social welfare pension plan under the Japanese Employees’ Pension Insurance Act and both NTT group and its employees provide contributions to such plan every year. The National Plan is considered a multi-employer plan and contributions to such plan are recognized as expenses. The total amount of contributions by DOCOMO was ¥13,627 million, ¥14,425 million and ¥14,703 million for the years ended March 31, 2009, 2010 and 2011, respectively.

Both NTT group, including DOCOMO, and its employees provide contributions to the NTT CDBP to supplement the pension benefits to which the employees are entitled under the National Plan. The NTT CDBP is regulated under the Defined-Benefit Corporate Pension Act. The NTT CDBP is considered a defined benefit pension plan. The participation by DOCOMO and its subsidiaries in the NTT CDBP is accounted for as a single employer plan. The number of DOCOMO’s employees covered by the NTT CDBP as of March 31, 2010 and 2011 represented approximately 10.8% and 11.0% of the total members.

The following table presents reconciliations and changes in the NTT CDBP’s projected benefit obligation and fair value of plan assets for the years ended March 31, 2010 and 2011. The amount in the table is based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP. The funded status was recognized as “Liability for employees’ retirement benefits” in the consolidated balance sheets as of March 31, 2010 and 2011.

	Millions of yen
	2010	2011
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥83,473	¥88,714
Service cost	3,216	3,256
Interest cost	1,798	1,849
Actuarial (gain) loss	2,160	4,527
Internal adjustment due to transfer of employees within the NTT group	(734)	(445)
Benefit payments	(1,199)	(1,485)

Projected benefit obligation, end of year	¥88,714	¥96,416

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥56,302	¥63,599
Actual return on plan assets	7,783	(930)
Employer contributions	800	803
Employee contributions	411	413
Internal adjustment due to transfer of employees within the NTT group	(498)	(341)
Benefit payments	(1,199)	(1,485)

Fair value of plan assets, end of year	¥63,599	¥62,059

At March 31:
Funded status	¥(25,115)	¥(34,357)

Items recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Actuarial gains (losses), net	¥(11,288)	¥(18,002)
Prior service cost	1,426	1,069

Total	¥(9,862)	¥(16,933)

The accumulated benefit obligation for the NTT CDBP regarding DOCOMO employees was ¥71,285 million and ¥76,553 million at March 31, 2010 and 2011, respectively.

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥88,714	¥96,416
Fair value of plan assets	63,599	62,059
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥71,243	¥76,497
Fair value of plan assets	63,554	61,997

The net periodic pension cost for the NTT CDBP regarding DOCOMO employees for the years ended March 31, 2009, 2010 and 2011 comprised the following:

	Millions of yen
	2009	2010	2011
Service cost	¥3,132	¥3,216	¥3,256
Interest cost on projected benefit obligation	1,790	1,798	1,849
Expected return on plan assets	(1,613)	(1,402)	(1,583)
Amortization of prior service cost	(357)	(357)	(357)
Amortization of actuarial gains and losses	97	874	326
Contribution from employees	(416)	(411)	(413)

Net periodic pension cost	¥2,633	¥3,718	¥3,078

Other changes in plan assets and benefit obligations of the NTT CDBP regarding DOCOMO employees recognized in “Accumulated other comprehensive income (loss)” for the years ended March 31, 2009, 2010 and 2011 comprised the following:

	Millions of yen
	2009	2010	2011
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Actuarial (gains) losses arising during period, net	¥11,259	¥(4,221)	¥7,040
Amortization of prior service cost	357	357	357
Amortization of actuarial gains and losses	(97)	(874)	(326)

Total recognized in “Accumulated other comprehensive income (loss)”	¥11,519	¥(4,738)	¥7,071

Total recognized in net periodic pension cost and “Accumulated other comprehensive income (loss)” was ¥14,152 million, ¥(1,020) million and ¥10,149 million for the years ended March 31, 2009, 2010 and 2011, respectively.

The amount of actuarial losses and prior service cost, which are expected to be amortized and reclassified from “Accumulated other comprehensive income (loss)” to net periodic pension cost during the year ending March 31, 2012 is ¥1,024 million and ¥(357) million, respectively.

The assumptions used in determining the NTT CDBP’s projected benefit obligations, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, as of March 31, 2010 and 2011 were as follows:

	2010	2011
Discount rate	2.1%	2.0%
Long-term rate of salary increases	3.4	3.3

The assumptions used in determining the net periodic pension cost, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, for the years ended March 31, 2009, 2010 and 2011 were as follows:

	2009	2010	2011
Discount rate	2.3%	2.2%	2.1%
Long-term rate of salary increases	2.6	2.6	3.4
Expected long-term rate of return on plan assets	2.5	2.5	2.5

In determining the expected long-term rate of return on plan assets, the NTT CDBP considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of the plan assets based on analysis of historical results.

The following table presents the fair values of NTT CDBP’s pension plan assets as of March 31, 2010 and 2011. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 18.

	Millions of yen
	2010
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥93	¥93	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	16,669	14,985	1,684	—
Domestic corporate bonds	16,732	—	16,732	—
Foreign government bonds	3,846	3,523	323	—
Foreign corporate bonds	198	18	102	78
Equity securities
Domestic stocks	12,304	12,135	169	—
Foreign stocks	5,853	5,853	0	0
Securities investment trust beneficiary certificates
Domestic debt securities	1,490	—	1,490	—
Domestic equity securities	1,019	—	1,019	—
Foreign debt securities	595	—	595	—
Foreign equity securities	648	—	648	—
Life insurance company general accounts	3,656	—	3,656	—
Other	496	—	(0)	496

Total	¥63,599	¥36,607	¥26,418	¥574

	Millions of yen
	2011
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥(246)	¥(246)	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	10,459	9,301	1,158	—
Domestic corporate bonds	15,507	—	15,507	—
Foreign government bonds	4,991	4,731	260	—
Foreign corporate bonds	163	22	141	—
Equity securities
Domestic stocks	14,849	14,809	40	—
Foreign stocks	8,574	8,574	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	814	—	814	—
Domestic equity securities	1,545	—	1,545	—
Foreign debt securities	581	—	581	—
Foreign equity securities	667	—	667	—
Life insurance company general accounts	3,745	—	3,745	—
Other	410	—	0	410

Total	¥62,059	¥37,191	¥24,458	¥410

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2. Fair value measured by inputs derived from unobservable data is classified as Level 3.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2. Fair value measured by inputs derived from unobservable data is classified as Level 3.

Securities investment trust beneficiary certificates

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. Fair values of securities investment trust beneficiary certificates are measured by inputs derived principally from observable market data provided by financial institutions. Therefore, they are classified as Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and a principal and they are all classified as Level 2.

Other

Other includes loans to employees and lease receivables. Fair value measured by inputs derived from unobservable data provided by financial institutions is classified as Level 3.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

The NTT CDBP’s policy toward plan asset management is formulated with the ultimate objective of ensuring the steady disbursement of pension benefits in future periods. The long-term objective of asset management, therefore, is to secure the total profits deemed necessary to ensure the financial soundness of the plan assets. To achieve this, the NTT CDBP selects various investments and takes into consideration their expected returns and risks and the correlation among the investments. The NTT CDBP then sets a target allocation ratio for the plan assets and endeavors to maintain that ratio. The target ratio is formulated from a mid- to long-term perspective and reviewed annually. In the event that the investment environment changes dramatically, the NTT CDBP will review the asset allocation as necessary. The weighted average target ratio in March 2011 was: domestic bonds, 44.3%; domestic stocks, 25.0%; foreign bonds, 10.0%; foreign stocks, 15.0%; and life insurance company general accounts, 5.7%. As securities investment trust beneficiary certificates are established for each asset, they are allocated among domestic bonds, domestic stocks, foreign bonds and foreign stocks.

As of March 31, 2010 and 2011, domestic stock owned by the NTT CDBP as its plan assets included common stock of NTT and the NTT group companies listed in Japan including DOCOMO in the amount of ¥5,375 million (0.6% of total plan assets) and ¥6,974 million (0.8% of total plan assets), respectively.

DOCOMO expects to contribute ¥786 million to the NTT CDBP in the year ending March 31, 2012.

The benefit payments, which reflect expected future service under the NTT CDBP, based on actuarial computations which covered only DOCOMO employees are expected to be as follows:

Year ending March 31,	Millions of yen
2012	¥1,519
2013	1,881
2014	2,063
2015	2,226
2016	2,381
2017-2021	13,474

Income taxes:	12 Months Ended
Mar. 31, 2011
Income taxes:

16. Income taxes:

Total income taxes for the years ended March 31, 2009, 2010 and 2011 comprised the following:

	Millions of yen
	2009	2010	2011
Income from continuing operations before equity in net income (losses) of affiliates	¥308,400	¥338,197	¥337,837
Equity in net income (losses) of affiliates	(567)	(1,270)	(5,031)
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities	(20,875)	9,109	(8,509)
Less: Reclassification of realized gains and losses included in net income	19,786	1,335	4,827
Change in fair value of derivative instruments	(3)	(43)	2
Less: Reclassification of realized gains and losses included in net income	(84)	—	—
Foreign currency translation adjustment	(20,991)	3,082	(12,523)
Less: Reclassification of realized gains and losses included in net income	(7)	(24)	245
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	(11,229)	4,702	(4,388)
Prior service cost arising during period, net	—	—	33
Less: Amortization of prior service cost	(923)	(923)	(928)
Less: Amortization of actuarial gains and losses	550	1,280	788
Less: Amortization of transition obligation	56	55	61

Total income taxes	¥274,113	¥355,500	¥312,414

Substantially all income or loss before income taxes and income tax expense (benefit) are domestic.

For the years ended March 31, 2009, 2010 and 2011, DOCOMO and its domestic subsidiaries were subject to a National Corporate Tax of 30%, a Corporate Inhabitant Tax of approximately 6% and a deductible Corporate Enterprise Tax and Special Local Corporate Tax of approximately 8%. The rate of the Corporate Inhabitant Tax and Corporate Enterprise Tax differs depending on the municipality.

The aggregate statutory income tax rates for the years ended March 31, 2009, 2010 and 2011 were 40.8%. The effective income tax rate for the years ended March 31, 2009, 2010 and 2011 was 39.5%, 40.4% and 40.4%, respectively.

Reconciliation of the difference of the effective income tax rate and the statutory income tax rate of DOCOMO is as follows:

	2009	2010	2011
Statutory income tax rate	40.8%	40.8%	40.8%
Expenses not deductible for tax purposes	0.2	0.1	0.1
Tax credit for special tax treatment	(0.8)	(0.8)	(0.8)
Tax refund of interest and penalties previously paid	(0.8)	—	—
Other	0.1	0.3	0.3

Effective income tax rate	39.5%	40.4%	40.4%

Deferred income taxes result from temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. Significant components of deferred tax assets and liabilities as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Deferred tax assets:
Accrued liabilities for loyalty programs	¥110,700	¥116,137
Property, plant and equipment and intangible assets principally due to differences in depreciation and amortization	91,105	93,924
Liability for employees’ retirement benefits	55,881	61,191
Deferred revenues regarding “Nikagetsu Kurikoshi” (2-month carry-over)	29,451	28,453
Foreign currency translation adjustment	11,266	23,543
Investments in affiliates	9,574	19,342
Marketable securities and other investments	11,694	15,322
Compensated absences	12,758	12,730
Accrued enterprise tax	13,903	12,513
Accrued bonus	7,287	7,377
Asset retirement obligations	3,670	6,373
Inventories	8,989	4,409
Accrued commissions to agent resellers	4,600	4,355
Other	19,115	23,491

Sub-total deferred tax assets	¥389,993	¥429,160
Less: Valuation allowance	(1,257)	(2,338)

Total deferred tax assets	¥388,736	¥426,822

Deferred tax liabilities:
Identifiable intangible assets	¥4,135	¥5,503
Unrealized holding gains on available-for-sale securities	7,610	3,927
Property, plant and equipment due to differences in capitalized interest	3,066	2,358
Other	753	1,650

Total deferred tax liabilities	¥15,564	¥13,438

Net deferred tax assets	¥373,172	¥413,384

The components of net deferred tax assets included in the consolidated balance sheets as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Deferred tax assets (Current assets)	¥100,545	¥83,609
Deferred tax assets (Non-current investments and other assets)	274,048	331,633
Other current liabilities	—	—
Other long-term liabilities	(1,421)	(1,858)

Total	¥373,172	¥413,384

As of and for the years ended March 31, 2009, 2010 and 2011, DOCOMO had no material unrecognized tax benefits which would favorably affect the effective income tax rate in future periods and does not believe that there will be any significant increases or decreases within the next 12 months. The total amounts of interest and penalties related to unrecognized tax benefits for the years ended March 31, 2009, 2010 and 2011 are immaterial.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and tax loss carry-forwards become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Management believes that it is more likely than not all of the deferred tax assets, less valuation allowances, will be realized, however, that assessment could change in the near term if estimates of future taxable income during the carry-forward period are reduced.

DOCOMO mainly files income tax returns in Japan. DOCOMO is no longer subject to regular income tax examination by the tax authority before the year ended March 31, 2010.

Other taxes—

The consumption tax rate for all taxable goods and services, with minor exceptions, is 5%. Consumption tax payable or receivable is determined based on consumption taxes levied on operating revenues offset by consumption taxes directly incurred by DOCOMO when purchasing goods and services.

Commitments and contingencies:	12 Months Ended
Mar. 31, 2011
Commitments and contingencies:

17. Commitments and contingencies:

Leases—

DOCOMO leases certain facilities and equipment under capital leases or operating leases.

Assets covered under capital leases at March 31, 2010 and 2011 were as follows:

	Millions of yen
Class of property	2010	2011
Machinery, vessels and tools	¥11,269	¥13,360
Less: Accumulated depreciation and amortization	(7,777)	(8,802)

Total	¥3,492	¥4,558

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments as of March 31, 2011 were as follows:

Year ending March 31,	Millions of yen
2012	¥4,355
2013	2,246
2014	1,229
2015	682
2016	255
Thereafter	37

Total minimum lease payments	8,804
Less: Amount representing interest	(464)

Present value of net minimum lease payments	8,340
Less: Amounts representing estimated executory costs	(1,043)

Net minimum lease payments	7,297
Less: Current obligation	(3,663)

Long-term capital lease obligations	¥3,634

The above obligations are classified as part of other current and long-term liabilities as appropriate.

The minimum rent payments required under operating leases that have initial or remaining non-cancellable lease terms in excess of one year as of March 31, 2011 were as follows:

Year ending March 31,	Millions of yen
2012	¥2,874
2013	2,144
2014	1,780
2015	1,642
2016	1,592
Thereafter	10,015

Total minimum rent payments	¥20,047

Total rent expense for all operating leases except those with terms of 1 month or less that were not renewed for the years ended March 31, 2009, 2010 and 2011 were as follows:

	Millions of yen
	2009	2010	2011
Rent expense	¥67,954	¥68,673	¥62,666

Litigation—

DOCOMO is involved in litigation and claims arising in the ordinary course of business and at least quarterly reviews them. DOCOMO believes that no litigation or claims outstanding, pending or threatened against which in the opinion of management would have a materially adverse effect on its results of operations or financial position.

Purchase commitments—

DOCOMO has entered into various contracts for the purchase of property, plant and equipment, inventories (primarily handsets) and services. Commitments outstanding as of March 31, 2011 were ¥28,890 million (of which ¥4,222 million are with related parties) for property, plant and equipment, ¥23,827 million (of which none are with related parties) for inventories and ¥22,117 million (of which ¥387 million are with related parties) for the other purchase commitments.

Loan commitments—

DOCOMO conducts the cash advance service accompanying credit business. Total outstanding credit lines regarding loan commitments of the cash advance service as of March 31, 2010 and 2011 were ¥93,049 million and ¥105,030 million, respectively.

Credit lines are not necessarily executed to the maximum amount because these contracts contain a clause to lower the credit lines if there are reasonable grounds.

Guarantees—

DOCOMO enters into agreements in the normal course of business that provide guarantees for counterparties. These counterparties include subscribers, related parties, foreign wireless telecommunications service providers and other business partners.

DOCOMO provides subscribers with guarantees for product defects of cellular phone handsets sold by DOCOMO, but DOCOMO is provided with similar guarantees by the handset vendors and no liabilities were recognized for these guarantees.

Though the guarantees or indemnifications provided in transactions other than those with the subscribers are different in each contract, the likelihood of almost all of the performance of these guarantees or indemnifications are remote and amount of payments DOCOMO could be claimed for is not specified in almost all of the contracts. Historically, DOCOMO has not made any significant guarantee or indemnification payments under such agreements. DOCOMO estimates the fair value of the obligations related to these agreements is not significant. Accordingly, no liabilities were recognized for these obligations.

Fair value measurements:	12 Months Ended
Mar. 31, 2011
Fair value measurements:

18. Fair value measurements:

Fair value is defined as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date”. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value according to observability. The inputs are described as follows:

Level 1—quoted prices in active markets for identical assets or liabilities

Level 2—inputs other than quoted prices included within Level 1 that are observable for the asset or liability

Level 3—unobservable inputs for the asset or liability

DOCOMO also distinguishes assets and liabilities measured at fair value every period on a recurring basis from those measured on a nonrecurring basis under specific situation (for example, impaired assets).

(1) Assets and liabilities measured at fair value on a recurring basis

DOCOMO’s assets and liabilities measured at fair value on a recurring basis include available-for-sale securities and derivatives.

DOCOMO’s assets and liabilities that were measured at fair value on a recurring basis at March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥53,029	¥53,029	¥—	¥—
Equity securities (foreign)	83,598	83,598	—	—
Debt securities (foreign)	4	4	—	—

Total available-for-sale securities	136,631	136,631	—	—

Derivatives
Interest rate swap agreements	3,297	—	3,297	—

Total derivatives	3,297	—	3,297	—

Total assets	¥139,928	¥136,631	¥3,297	¥—

Liabilities:
Derivatives
Foreign exchange forward contracts	¥108	¥—	¥108	¥—
Foreign currency option contracts	1,552	—	1,552	—

Total derivatives	1,660	—	1,660	—

Total liabilities	¥1,660	¥—	¥1,660	¥—

There were no significant transfers between Level 1 and Level 2.

	Millions of yen
	2011
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥46,631	¥46,631	¥—	¥—
Equity securities (foreign)	71,128	71,128	—	—
Debt securities (foreign)	4	4	—	—

Total available-for-sale securities	117,763	117,763	—	—

Derivatives
Interest rate swap agreements	1,232	—	1,232	—

Total derivatives	1,232	—	1,232	—

Total assets	¥118,995	¥117,763	¥1,232	¥—

Liabilities:
Derivatives
Foreign exchange forward contracts	¥154	¥—	¥154	¥—
Foreign currency option contracts	1,859	—	1,859	—

Total derivatives	2,013	—	2,013	—

Total liabilities	¥2,013	¥—	¥2,013	¥—

There were no significant transfers between Level 1 and Level 2.

Available-for-sale securities

Available-for-sale securities include marketable equity securities and debt securities, which are valued using quoted prices in active markets for identical assets. Therefore, these securities are classified as Level 1.

Derivatives

Derivative instruments are interest rate swap agreements, foreign exchange forward contracts and foreign currency option contracts, which are measured using valuation provided by financial institutions based on observable market data. Therefore, these derivatives are classified as Level 2. DOCOMO periodically validates the valuation of such derivatives using observable market data, such as interest rates.

(2) Assets and liabilities measured at fair value on a nonrecurring basis

Certain assets and liabilities are measured at fair value on a nonrecurring basis and are not included in the table above. Changes of fair value in such assets and liabilities typically result from impairments.

DOCOMO may be required to measure fair value of long-lived assets, equity securities whose fair values are not readily determinable, and other assets or liabilities on a nonrecurring basis.

DOCOMO omitted the disclosure about assets and liabilities measured on a nonrecurring basis because of its immateriality.

Financial instruments:	12 Months Ended
Mar. 31, 2011
Financial instruments:

19. Financial instruments:

(1) Risk management

The fair values of DOCOMO’s assets and liabilities and DOCOMO’s cash flows may be negatively impacted by fluctuations in interest rates and foreign exchange rates. To manage these risks, DOCOMO uses derivative instruments such as interest rate swap agreements, foreign exchange forward contracts, non-deliverable forward contracts (NDF) and foreign currency option contracts as needed. The financial instruments are executed with creditworthy financial institutions and DOCOMO’s management believes that there is little risk of default by these counterparties. DOCOMO sets and follows internal regulations that establish conditions to enter into derivative contracts and procedures of approving and monitoring such contracts.

(2) Fair value of financial instruments

Financial instruments—

Carrying amounts of “Cash and cash equivalents”, “Short-term investments”, “Accounts receivable”, “Credit card receivables”, “Accounts payable, trade” and certain other financial instruments approximate their fair values except the items separately referred to below.

Long-term debt including current portion—

The fair value of long-term debt including current portion is estimated based on the discounted amounts of future cash flows using DOCOMO’s current incremental borrowings rates for similar liabilities.

The carrying amount and the estimated fair value of long-term debt including current portion as of March 31, 2010 and 2011 were as follows:

Millions of yen
2010		2011
Carrying amount	Fair value	Carrying amount	Fair value
¥ 610,269	¥621,966	¥428,102	¥438,483

Derivative instruments—

(i) Fair value hedge

DOCOMO uses interest rate swap transactions, under which DOCOMO receives fixed rate interest payments and pays floating rate interest payments, to hedge the changes in fair value of certain debt as a part of its asset-liability management (ALM).

DOCOMO designated these derivatives as fair value hedges utilizing the short-cut method, which permits an assumption of no ineffectiveness if the key terms of these derivatives and those of certain hedged debt are identical.

The contract amount and fair value of the interest rate swap agreement as of March 31, 2010 and 2011 were as follows:

			Millions of yen
Contract Term (in the year ended/ending March 31,)	Weighted average rate per annum		2010
	Receive fixed	Pay floating	Contract Amount	Fair value
2004-2012	1.5%	0.7%	¥235,800	¥3,297

Contract Term (in the year ended/ending March 31,)			Millions of yen
	Weighted average rate per annum		2011
	Receive fixed	Pay floating	Contract Amount	Fair value
2004-2012	1.6%	0.7%	¥165,800	¥1,232

The interest rate swap agreements have remaining terms to maturity ranging from 6 months to 9 months.

(ii) Derivatives not designated as hedging instruments

DOCOMO had foreign exchange forward contracts and foreign currency option contracts to hedge currency exchange risk associated with foreign currency assets and liabilities. DOCOMO did not designate such derivative instruments as hedging instruments.

The contract amounts as of March 31, 2010 and 2011 were as follows:

	Millions of yen
Instruments	2010	2011
Foreign exchange risk management
Foreign exchange forward contracts Foreign currency option contracts	¥4,478 21,285	¥4,296 15,143

Total	¥25,763	¥19,439

(iii) The effect on the consolidated balance sheets

The locations and fair values of the derivative instruments as of March 31, 2010 and 2011, recorded in the accompanying consolidated balance sheets, were as follows:

Asset derivatives

	Locations	Millions of yen
Instruments		2010	2011
Derivatives designated as hedging instruments
Interest rate swap agreements	Prepaid expenses and other current assets	¥630	¥1,232
	Other assets	2,667	—

Total		¥3,297	¥1,232

Liability derivatives

	Locations	Millions of yen
Instruments		2010	2011
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other current liabilities	¥108	¥154
Foreign currency option contracts	Other current liabilities	404	724
	Other long-term liabilities	1,148	1,135

Total		¥1,660	¥2,013

The fair values of derivative instruments were measured using valuation provided by financial institutions based on observable market data and represent the amount that DOCOMO could have settled with the counterparties to terminate the contracts outstanding as of March 31, 2010 and 2011.

(iv) The effect on the consolidated statements of income and comprehensive income

The locations and gain (loss) amounts of the derivative instruments for the years ended March 31, 2009, 2010 and 2011, recognized in the accompanying consolidated statements of income and comprehensive income, were as follows:

		Amount of gain (loss) recognized in income on derivative
		Millions of yen
Instruments	Locations	2009	2010	2011
Derivatives in fair value hedging relationships
Interest rate swap agreements	Other, net*	¥(78)	¥(136)	¥(2,065)

Total		¥(78)	¥(136)	¥(2,065)

		Amount of gain (loss) recognized in income on derivative
		Millions of yen
Instruments	Locations	2009	2010	2011
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other, net*	¥(1,090)	¥67	¥(517)
Non-deliverable forward contracts (NDF)	Other, net*	(4,050)	16	71
Foreign currency option contracts	Other, net*	—	(565)	(1,059)

Total		¥(5,140)	¥(482)	¥(1,505)

*	“Other, net” was included in “Other income (expense)”.

(v) Contingent features in derivatives

As of March 31, 2011, DOCOMO had no derivative instruments with credit-risk-related contingent features.

Other—

Information regarding “Investments in affiliates” and “Marketable securities and other investments” is disclosed in Notes 5 and 6, respectively.

20. Financing receivables:

DOCOMO has financing receivables including installment receivables and credit card receivables. Installment receivables arise from providing funds for the subscribers’ handset purchase from agent resellers. Credit card receivables arise from usage of credit services by the customers. These receivables generally do not bear interest.

DOCOMO appropriately extends credit to customers upon these transactions and manages credit risks. When entering into installment payment or credit card contracts, DOCOMO performs credit check and manage the credit exposure thereafter by monitoring payment delays. The amounts per transaction for handset purchases and credit card usage are generally low and the billing cycle is also short, generally one month. Therefore, DOCOMO is able to maintain accurate past due information on a timely basis. Most of its customers utilize automated payment system to make cash payments, which mitigates the risk of uncollected receivables significantly. Despite a downturn in the economy in recent years, historical losses have not been significant. Due to the nature of the business and its effective credit control system, DOCOMO believes that a credit risk in its business is low.

Allowance for doubtful accounts is computed based on historical bad debt experience and the estimated uncollectible amount based on the analysis of certain individual accounts, including claims in bankruptcy. When it is determined that there is little possibility of collection based on the debtor’s solvency, such receivables are written off. Since DOCOMO appropriately extends credits, manages credit risks and writes off uncollectible receivables, the amount of past due receivables is not significant.

Financing receivables and related allowance for doubtful accounts as of March 31, 2011 were as follows:

	Millions of yen
	2011
	Installment receivables	Credit card receivables	Other	Total
Allowance for doubtful accounts:
Ending balance at March 31, 2011	¥4,504	¥3,085	¥231	¥7,820

Ending balance: collectively evaluated for impairment	4,504	3,085	43	7,632
Ending balance: individually evaluated for impairment	—	—	188	188
Financing receivables:
Ending balance at March 31, 2011	¥303,124	¥160,446	¥7,463	¥471,033

Ending balance: collectively evaluated for impairment	303,124	160,446	7,275	470,845
Ending balance: individually evaluated for impairment	—	—	188	188

SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Mar. 31, 2011
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS

NTT DOCOMO, INC. AND SUBSIDIARIES

FINANCIAL STATEMENT SCHEDULE

YEARS ENDED MARCH 31, 2009, 2010 and 2011

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

	Millions of yen
	Balance at beginning of year	Charged to expenses	Deductions*	Balance at end of year
2009
Allowance for doubtful accounts	¥16,501	¥9,898	¥(9,977)	¥16,422
2010
Allowance for doubtful accounts	¥16,422	¥13,990	¥(10,732)	¥19,680
2011
Allowance for doubtful accounts	¥19,680	¥13,745	¥(14,286)	¥19,139
* Amounts written off.

	Millions of yen
	Balance at beginning of year	Charged to expenses	Deductions	Balance at end of year
2009
Valuation allowance for deferred tax assets	¥348	¥103	¥(0)	¥451
2010
Valuation allowance for deferred tax assets	¥451	¥806	¥(0)	¥1,257
2011
Valuation allowance for deferred tax assets	¥1,257	¥1,090	¥(9)	¥2,338

Summary of significant accounting and reporting policies: (Policies)	12 Months Ended
Mar. 31, 2011
Principles of consolidation

Principles of consolidation—

The consolidated financial statements include accounts of DOCOMO and its majority-owned subsidiaries. All significant intercompany balances and transactions are eliminated in consolidation.

DOCOMO also evaluates whether DOCOMO has a controlling financial interest in an entity through means other than voting rights and accordingly determines whether DOCOMO should consolidate the entity. For the years ended March 31, 2009, 2010 and 2011, DOCOMO had no variable interest entities to be consolidated or disclosed.

Use of estimates

Use of estimates—

The preparation of DOCOMO’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. DOCOMO has identified the following areas where it believes estimates and assumptions are particularly critical to the consolidated financial statements. These are determination of useful lives of property, plant and equipment, internal use software and other intangible assets, impairment of long-lived assets, impairment of investments, accrued liabilities for point programs, pension liabilities and revenue recognition.

During the year ended March 31 2009, DOCOMO decreased the estimated useful lives of its long lived assets related to its mova services. This change in accounting estimate was due to the scheduled termination of mova services on March 31, 2012. As mova subscribers had been steadily migrating to FOMA, DOCOMO had decided to discontinue mova services and concentrate on FOMA services. The change resulted in a decrease of ¥60,072 million in “Income before income taxes and equity in net income (losses) of affiliates”, ¥35,563 million in “Net income attributable to NTT DOCOMO, INC.” and ¥841.95 in “Basic and Diluted earnings per share attributable to NTT DOCOMO, INC.” in the accompanying consolidated statement of income and comprehensive income for the year ended March 31, 2009. The impact on the results of operations and financial position for the years ended March 31, 2010 and 2011 are not material.

Cash and cash equivalents	Cash and cash equivalents— DOCOMO considers cash in banks and short-term highly liquid investments with original maturities of 3 months or less at the date of purchase to be cash and cash equivalents.
Short-term investments

Short-term investments—

Highly liquid investments, which have original maturities of longer than 3 months at the date of purchase and remaining maturities of 1 year or less at the end of fiscal year, are considered to be short-term investments.

Allowance for doubtful accounts

Allowance for doubtful accounts—

The allowance for doubtful accounts is computed based on historical bad debt experience and the estimated uncollectible amount based on the analysis of certain individual accounts, including claims in bankruptcy.

Inventories

Inventories—

Inventories are stated at the lower of cost or market. The cost of equipment sold is determined by the first-in, first-out method. Inventories consist primarily of handsets and accessories. DOCOMO evaluates its inventory mainly for obsolescence on a periodic basis and records valuation adjustments as required. Due to the rapid technological changes associated with the wireless telecommunications business, DOCOMO recognized losses on write-downs and disposals during the years ended March 31, 2009, 2010 and 2011 resulting in losses totaling ¥14,180 million, ¥18,539 million and ¥9,821 million, respectively, which were included in “Cost of equipment sold” in the accompanying consolidated statements of income and comprehensive income.

Property, plant and equipment

Property, plant and equipment—

Property, plant and equipment are stated at cost and include interest cost incurred during construction, as discussed below in “Capitalized interest”. Property, plant and equipment under capital leases are stated at the present value of minimum lease payments. Depreciation is computed by the declining-balance method at rates based on the estimated useful lives of the respective assets with the exception of buildings, which are depreciated on a straight-line basis. Useful lives are determined at the time the asset is acquired and are based on its expected use, past experience with similar assets and anticipated technological or other changes. If technological or other changes occur more or less rapidly or in a different form than anticipated or the intended use changes, the useful lives assigned to these assets are adjusted as appropriate. Property, plant and equipment held under capital leases and leasehold improvements are amortized using either the straight-line method or the declining-balance method, depending on the type of the assets, over the shorter of the lease term or estimated useful life of the asset.

Capitalized interest

Capitalized interest—

DOCOMO capitalizes interest related to the construction of property, plant and equipment over the period of construction. DOCOMO also capitalizes interest associated with the development of internal-use software. DOCOMO amortizes such capitalized interest over the estimated useful lives of the related assets.

Investments in affiliates

Investments in affiliates—

The equity method of accounting is applied to investments in affiliates where DOCOMO is able to exercise significant influence over the investee, but does not have a controlling financial interest. Under the equity method of accounting, DOCOMO records its share of income and losses of the affiliate and adjusts its carrying amount. DOCOMO periodically reviews the facts and circumstances related thereto to determine whether or not it can exercise significant influence over the operating and financial policies of the affiliate. For some investees accounted for under the equity method, DOCOMO records its share of income or losses of such investees with up to a 3 month lag in its consolidated statements of income and comprehensive income.

DOCOMO evaluates the recoverability of the carrying value of its investments in affiliates, which includes investor level goodwill, when there are indicators that a decline in value below its carrying amount may be other than temporary. In performing its evaluations, DOCOMO utilizes various information including cash flow projections, independent valuations and, as applicable, quoted market values to determine recoverable amounts and the length of time an investment’s carrying value exceeds its estimated current recoverable amount. In the event of a determination that a decline in value is other than temporary, a charge to earnings is recorded for the loss, and a new cost basis in the investment is established.

Marketable securities and other investments

Marketable securities and other investments—

Marketable securities consist of debt and equity securities. DOCOMO determines the appropriate classification of its investment securities at the time of purchase. DOCOMO periodically reviews the carrying amounts of its marketable securities for impairments that are other than temporary. If this evaluation indicates that a decline in value is other than temporary, the security is written down to its estimated fair value. The impairment is charged to earnings and a new cost basis for the security is established. To determine whether a decline in value is other than temporary, DOCOMO considers whether DOCOMO has the ability and intent to hold the investment until a market price recovery and considers whether evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the decline in value, the severity and duration of the decline, changes in value subsequent to year-end, forecasted earnings performance of the investee and the general market condition in the geographic area or industry the investee operates in.

Equity securities held by DOCOMO, whose fair values are readily determinable, are classified as available-for-sale securities. Available-for-sale equity securities are carried at fair value with unrealized holding gains or losses, net of applicable taxes, included in “Accumulated other comprehensive income (loss)”. Realized gains and losses are determined using the average cost method and are reflected currently in earnings.

Debt securities held by DOCOMO, which DOCOMO has the positive intent and ability to hold to maturity, are classified as held-to-maturity, and the other debt securities that may be sold before maturity are classified as available-for-sale securities. Held-to-maturity debt securities are carried at amortized cost. Available-for-sale debt securities are carried at fair value with unrealized holding gains or losses, net of applicable taxes, included in “Accumulated other comprehensive income (loss)”. Realized gains and losses are determined using the first-in, first-out cost method and are reflected currently in earnings. Debt securities with original maturities of 3 months or less at the date of purchase are recorded as “Cash and cash equivalents”, while those with original maturities of longer than 3 months at the date of purchase and remaining maturities of 1 year or less at the end of fiscal year are recorded as “Short-term investments” in the consolidated balance sheets.

DOCOMO did not hold or transact any trading securities during the years ended March 31, 2009, 2010 and 2011.

Other investments include equity securities whose fair values are not readily determinable. Equity securities whose fair values are not readily determinable are carried at cost. Other-than-temporary declines in value are charged to earnings. Realized gains and losses are determined using the average cost method and are reflected currently in earnings.

Goodwill and other intangible assets

Goodwill and other intangible assets—

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Other intangible assets primarily consist of software for telecommunications network, internal-use software, software acquired to be used in manufacture of handsets and rights to use certain telecommunications facilities of wireline operators.

DOCOMO does not amortize either goodwill, including investor level goodwill related to the investments accounted for under the equity method, or other intangible assets acquired in a purchase business combination and determined to have an indefinite useful life. However, (1) goodwill, except those related to equity method investments, and (2) other intangible assets that have indefinite useful lives are tested for impairment at least annually.

The goodwill impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). Fair value of the reporting unit is determined using discounted cash flow method. If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and DOCOMO performs the second step of the impairment test (measurement). Under the second step, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. If the fair value of the reporting unit exceeds its carrying value, the second step does not need to be performed.

Goodwill related to equity method investments is tested for impairment as a part of the other-than-temporary impairment assessment of the equity method investment as a whole.

Intangible assets that have finite useful lives, consisting primarily of software for telecommunications network, internal-use software, software acquired to be used in manufacture of handsets and rights to use telecommunications facilities of wireline operators are amortized on a straight-line basis over their useful lives.

DOCOMO capitalizes the cost of internal-use software which has a useful life in excess of 1 year. Subsequent costs for additions, modifications or upgrades to internal-use software are capitalized only to the extent that the software is able to perform a task it previously did not perform. Software acquired to be used in manufacture of handsets is capitalized if the technological feasibility of the handset to be ultimately marketed has been established at the time of acquisition. Software maintenance and training costs are expensed as incurred. Capitalized software costs are amortized over up to 5 years.

Amounts capitalized related to rights to use certain telecommunications assets of wireline operators, primarily NTT, are amortized over 20 years.

Impairment of long-lived assets

Impairment of long-lived assets—

DOCOMO’s long-lived assets other than goodwill, such as property, plant and equipment, software and intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability of assets to be held for use is evaluated by a comparison of the carrying amount of the asset with future undiscounted cash flows expected to be generated by the asset or asset group. If the asset (or asset group) is determined to be impaired, the loss recognized is the amount by which the carrying value of the asset (or asset group) exceeds its fair value as measured through various valuation techniques, including discounted cash flow models, quoted market value and third-party independent appraisals, as considered necessary.

Hedging activities

Hedging activities—

DOCOMO uses derivative instruments, including interest rate swap agreements, foreign currency swap contracts and foreign exchange forward contracts, and other financial instruments in order to manage its exposure to fluctuations in interest rates and foreign exchange rates. DOCOMO does not hold or issue derivative instruments for trading purposes.

These financial instruments are effective in meeting the risk reduction objectives of DOCOMO by generating either transaction gains and losses which offset transaction gains and losses of the hedged items or cash flows which offset the cash flows related to the underlying position in respect of amount and timing.

All derivative instruments are recorded on the consolidated balance sheets at fair value. The recorded fair values of derivative instruments represent the amounts that DOCOMO would receive or pay to terminate the contracts at each fiscal year end.

For derivative instruments that qualify as fair value hedge instruments, the changes in fair value of the derivative instruments are recognized currently in earnings, which offset the changes in fair value of the related hedged assets or liabilities that are also recognized in earnings of the period.

For derivative instruments that qualify as cash flow hedge instruments, the changes in fair value of the derivative instruments are initially recorded in “Accumulated other comprehensive income (loss)” and reclassified into earnings when the relevant hedged transaction is realized.

For derivative instruments that do not qualify as hedging instruments, the changes in fair value of the derivative instruments are recognized currently in earnings.

DOCOMO discontinues hedge accounting when it is determined that the derivative instruments or other financial instruments are no longer highly effective as a hedge or when DOCOMO decides to discontinue the hedging relationship.

Cash flows from derivative instruments that are designated as qualifying hedges are classified in the consolidated statements of cash flows under the same categories as the cash flows from the relevant assets, liabilities or anticipated transactions.

Accrued liabilities for point programs

Accrued liabilities for point programs—

DOCOMO offers “docomo Points Service,” which provides benefits, including discount on handset, to customers in exchange for points that we grant customers based on the usage of cellular and other services and record “Accrued liabilities for point programs” relating to the points that customers earn. In determining the accrued liabilities for point programs, DOCOMO estimates such factors as the point utilization rate reflecting the forfeitures by, among other things, cancellation of subscription.

Employees' retirement benefit plans

Employees’ retirement benefit plans—

DOCOMO recognizes the funded status of its defined benefit plans, measured as the difference between the plan assets at fair value and the benefit obligation, in the consolidated balance sheets. Changes in the funded status are recognized as changes in comprehensive income during the fiscal period in which such changes occur.

Pension benefits earned during the year as well as interest on projected benefit obligations are accrued currently. Net losses in excess of 10% of the greater of the projected benefit obligation or the fair value of plan assets and prior service cost due to the changes of benefit plans, both of which are included in “Accumulated other comprehensive income (loss)”, are amortized to earnings over the expected average remaining service period of employees on a straight-line basis.

Revenue recognition

Revenue recognition—

DOCOMO primarily generates revenues from two sources—wireless services and equipment sales. These revenue sources are separate and distinct earnings processes. Wireless service is sold to the subscriber directly or through third-party resellers who act as agents, while equipment, including handsets, are sold principally to agent resellers.

DOCOMO sets its wireless services rates in accordance with the Japanese Telecommunications Business Act and government guidelines, which currently allow wireless telecommunications operators to set their own tariffs without government approval. Wireless service revenues primarily consist of basic monthly charges, airtime charges and fees for activation.

Basic monthly charges and airtime charges are recognized as revenues at the time the service is provided to the subscribers. DOCOMO’s monthly billing plans for cellular (FOMA and mova) services generally include a certain amount of allowances (free minutes and/or packets), and the used amount of the allowances is subtracted from total usage in calculating the airtime revenue from a subscriber for the month. DOCOMO offers a billing arrangement called “Nikagetsu Kurikoshi” (2 month carry-over), in which the unused allowances are automatically carried over for up to the following two months. In addition, DOCOMO offers an arrangement which enables the unused allowances that were carried over for the two months to be automatically used to cover the airtime and/or packet charges exceeding the allowances of the other subscriptions in the “Family Discount” group, a discount billing arrangement for families. Out of the unused allowance in a month, DOCOMO defers the revenues based on the portion which is estimated to be used in the following two months. As for the portion which is estimated to expire, DOCOMO recognizes the revenue attributable to such portion of allowances ratably as the remaining allowances are utilized, in addition to the revenue recognized when subscribers make calls or utilize data transmissions.

Equipment sales are recognized as revenues when equipment is accepted by agent resellers and all inventory risk is transferred from DOCOMO. Certain commissions paid to agent resellers are recognized as a reduction of revenue upon delivery of the equipment to such agent resellers.

DOCOMO enables subscribers to select installment payments for the purchase of the handset over a period of 12 or 24 months. When installment payments are selected, under agreements entered into among DOCOMO, subscribers and agent resellers, DOCOMO provides financing by providing funds for the purchase of the handset by the subscribers. DOCOMO then includes current installments for the receivable for the purchased handset with basic monthly charges and airtime charges for the installment payment term. This is a separate contract from the wireless services contract between DOCOMO and the subscriber or the handset purchase agreement between the agent reseller and the subscriber, and cash collection from the subscriber is the recovery of the cash payment. Therefore, cash collection from subscribers for the purchased handsets does not have an impact on DOCOMO’s revenue.

Non-recurring upfront fees such as activation fees are deferred and recognized as revenues over the estimated average period of the subscription for each service. The related direct costs are also deferred to the extent of the related upfront fee amount and are amortized over the same period.

Selling, general and administrative expenses

Selling, general and administrative expenses—

Selling, general and administrative expenses primarily include commissions paid to sales agents, expenses associated with point programs, advertising expenses, as well as other expenses such as payroll and related benefit costs of personnel not directly involved in the service operations and maintenance process. Commissions paid to sales agents represent the largest portion of selling, general and administrative expenses.

Income taxes

Income taxes—

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

DOCOMO determines whether it is more likely than not that a tax position will be sustained and, if any, DOCOMO determines the amount of tax benefit to recognize in the financial statements. DOCOMO has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of income and comprehensive income.

Earnings per share attributable to NTT DOCOMO, INC

Earnings per share attributable to NTT DOCOMO, INC.—

Basic earnings per share attributable to NTT DOCOMO, INC. include no dilution and are computed by dividing income available to common shareholders by the weighted average number of shares of common stock outstanding for the period. Diluted earnings per share attributable to NTT DOCOMO, INC. assume the dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock.

DOCOMO did not issue dilutive securities during the years ended March 31, 2009, 2010 and 2011, and therefore there is no difference between basic and diluted earnings per share attributable to NTT DOCOMO, INC.

Foreign currency translation

Foreign currency translation—

All asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at appropriate year-end current rates and all income and expense accounts are translated at rates that approximate those rates prevailing at the time of the transactions. The accompanying translation adjustments are included in “Accumulated other comprehensive income (loss).”

Foreign currency receivables and payables of DOCOMO are translated at appropriate year-end current rates and the accompanying translation gains or losses are included in earnings currently.

The effects of exchange rate fluctuations from the initial transaction date to the settlement date are recorded as exchange gain or loss, which are included in “Other income (expense)” in the accompanying consolidated statements of income and comprehensive income.

Summary of significant accounting and reporting policies: (Tables)	12 Months Ended
Mar. 31, 2011
Estimated Useful Lives of Major Depreciable Assets

The estimated useful lives of major depreciable assets are as follows:

Major wireless telecommunications equipment	8 to 16 years
Steel towers and poles for antenna equipment	30 to 40 years
Reinforced concrete buildings	42 to 56 years
Tools, furniture and fixtures	4 to 15 years

Deferred Revenue and Deferred Charges

Deferred revenue and deferred charges as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Current deferred revenue	¥84,848	¥81,219
Long-term deferred revenue	71,085	72,214
Current deferred charges	12,657	11,481
Long-term deferred charges	71,085	72,214

Cash and cash equivalents: (Tables)	12 Months Ended
Mar. 31, 2011
Cash and Cash Equivalents

“Cash and cash equivalents” as of March 31, 2010 and 2011 comprised the following:

	Millions of yen
	2010	2011
Cash	¥277,715	¥305,574
Certificates of deposit	40,000	210,000
Commercial paper	20,000	199,977
Bailment for consumption	20,000	50,000

Total	¥357,715	¥765,551

Inventories: (Tables)	12 Months Ended
Mar. 31, 2011
Inventories

“Inventories” as of March 31, 2010 and 2011 comprised the following:

	Millions of yen
	2010	2011
Telecommunications equipment to be sold	¥137,145	¥141,106
Materials and supplies	995	2,560
Other	3,137	2,691

Total	¥141,277	¥146,357

Marketable securities and other investments: (Tables)	12 Months Ended
Mar. 31, 2011
Marketable Securities and Other Investments

“Marketable securities and other investments” as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Marketable securities:
Available-for-sale	¥136,631	¥117,763
Other investments	14,395	10,375

Marketable securities and other investments (Non-current)	¥151,026	¥128,138

Maturities of Debt Securities Classified as Available-for-Sale

Maturities of debt securities classified as available-for-sale as of March 31, 2010 and 2011 were as follows:

	Millions of yen		Millions of yen
	2010		2011
	Carrying amount	Fair value	Carrying amount	Fair value
Due within 1 year	¥—	¥—	¥—	¥—
Due after 1 year through 5 years	4	4	4	4
Due after 5 years through 10 years	—	—	—	—
Due after 10 years	—	—	—	—

Total	¥4	¥4	¥4	¥4

Aggregate Cost, Gross Unrealized Holding Gains and Losses and Fair Value by Type of Available-for-Sale Securities

The aggregate cost, gross unrealized holding gains and losses and fair value by type of available-for-sale securities as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010
	Cost / Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥121,308	¥20,257	¥4,938	¥136,627
Debt securities	4	—	0	4

	Millions of yen
	2011
	Cost / Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥109,199	¥10,663	¥2,103	¥117,759
Debt securities	4	0	—	4

Proceeds and Gross Realized Gains (Losses) from the Sale of Available-for-Sale Securities and Other Investments

The proceeds and gross realized gains (losses) from the sale of available-for-sale securities and other investments for the years ended March 31, 2009, 2010 and 2011 were as follows:

	Millions of yen
	2009	2010	2011
Proceeds	¥660	¥71,640	¥3,585
Gross realized gains	377	5,627	475
Gross realized losses	(267)	(4,934)	(22)

Gross Unrealized Holding Losses on and Fair Value of Available-for-Sale Securities and Cost Method Investments included in Other Investments, Aggregated by Investment Category and Length of Time during which Individual

Gross unrealized holding losses on and fair value of available-for-sale securities and cost method investments included in other investments as of March 31, 2010 and 2011, aggregated by investment category and length of time during which individual securities were in a continuous unrealized loss position were as follows:

	Millions of yen
	2010
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥18,156	¥2,302	¥19,835	¥2,636	¥37,991	¥4,938
Debt securities	4	0	—	—	4	0
Cost method investments	—	—	276	1,309	276	1,309

	Millions of yen
	2011
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥4,781	¥874	¥10,351	¥1,229	¥15,132	¥2,103
Debt securities	—	—	—	—	—	—
Cost method investments	42	66	104	218	146	284

Aggregate Carrying amount of Cost Method Investments Included in Other Investments and the Aggregate Carrying Amount of Investments whose Fair Values were not Evaluated for Impairment

The aggregate carrying amount of cost method investments included in other investments and the aggregate carrying amount of investments whose fair values were not evaluated for impairment as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Cost method investments included in other investments	¥14,351	¥10,341
Including: Investments whose fair values were not evaluated for impairment	9,918	9,714

Goodwill and other intangible assets: (Tables)	12 Months Ended
Mar. 31, 2011
Changes in the Carrying Amount of Goodwill by Business Segment

The changes in the carrying amount of goodwill by business segment for the years ended March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010
	Mobile phone business	Miscellaneous businesses	Consolidated
Balance at beginning of year	¥138,597	¥15,788	¥154,385
Goodwill acquired during the year	3,426	40,030	43,456
Foreign currency translation adjustment	60	190	250
Other	—	345	345

Balance at end of year	¥142,083	¥56,353	¥198,436

	Millions of yen
	2011
	Mobile phone business	Miscellaneous businesses	Consolidated
Balance at beginning of year	¥142,083	¥56,353	¥198,436
Goodwill acquired during the year	10,852	—	10,852
Foreign currency translation adjustment	(1,219)	(1,901)	(3,120)
Other	(509)	(86)	(595)

Balance at end of year	¥151,207	¥54,366	¥205,573

Other Intangible Assets

Other intangible assets, as of March 31, 2010 and 2011 comprised the following:

	Millions of yen
	2010
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥783,874	¥540,767	¥243,107
Internal-use software	1,014,142	740,675	273,467
Software acquired to be used in manufacture of handsets	158,738	77,877	80,861
Rights to use telecommunications facilities of wireline operators	18,193	6,380	11,813
Other	21,844	6,123	15,721

Total amortizable intangible assets	¥1,996,791	¥1,371,822	¥624,969

Unamortizable intangible assets:
Trademarks and trade names			¥3,722

Total unamortizable intangible assets			¥3,722

Total			¥628,691

	Millions of yen
	2011
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥824,404	¥565,166	¥259,238
Internal-use software	1,092,442	816,389	276,053
Software acquired to be used in manufacture of handsets	190,722	96,107	94,615
Rights to use telecommunications facilities of wireline operators	19,052	7,126	11,926
Other	37,624	11,181	26,443

Total amortizable intangible assets	¥2,164,244	¥1,495,969	¥668,275

Unamortizable intangible assets:
Trademarks and trade names			¥3,981

Total unamortizable intangible assets			¥3,981

Total			¥672,256

Other assets: (Tables)	12 Months Ended
Mar. 31, 2011
Other Assets

“Other assets” as of March 31, 2010 and 2011 comprised the following:

	Millions of yen
	2010	2011
Deposits	¥79,151	¥59,615
Deferred customer activation costs	71,085	72,214
Installment receivables for handsets (Non-current).	85,753	75,391
Allowance for doubtful accounts	(4,047)	(1,118)
Long-term bailment for consumption to a related party	—	20,000
Other	25,969	23,817

Total	¥257,911	¥249,919

Short-term borrowings and long-term debt: (Tables)	12 Months Ended
Mar. 31, 2011
Short-Term Borrowings, Excluding the Current Portion of Long-Term Debt

Short-term borrowings, excluding the current portion of long-term debt as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Short-term borrowings denominated in Euro:
Unsecured short-term loans from financial institutions	¥78	¥276
(Year ended March 31, 2010—weighted-average interest rate per annum: 7.6%)
(Year ended March 31, 2011—weighted-average variable rate per annum: 5.3% as of March 31, 2011)

Total short-term borrowings	¥78	¥276

Long-term debt

Long-term debt as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Debt denominated in Japanese Yen:
Unsecured corporate bonds	¥572,097	¥407,032
(Year ended March 31, 2010—interest rates per annum: 1.0%-2.0%, due: years ending March 31, 2011-2019)
(Year ended March 31, 2011—interest rates per annum: 1.0%-2.0%, due: years ending March 31, 2012-2019)
Unsecured indebtedness to financial institutions	38,000	21,000
(Year ended March 31, 2010—interest rates per annum: 1.3%-1.5%, due: years ending March 31, 2011-2013)
(Year ended March 31, 2011—interest rates per annum: 1.3%-1.5%, due: years ending March 31, 2012-2013)
Debt denominated in Euro:
Unsecured indebtedness to financial institutions	172	70
(Year ended March 31, 2010—variable rate per annum: 4.6% as of March 31, 2010, due: year ending March 31, 2012)
(Year ended March 31, 2011—variable rate per annum: 2.4% as of March 31, 2011, due: year ending March 31, 2012)

Sub-total	¥610,269	¥428,102
Less: Current portion	(180,716)	(173,102)

Total long-term debt	¥429,553	¥255,000

Aggregate Amounts of Annual Maturities of Long-Term Debt

The aggregate amounts of annual maturities of long-term debt as of March 31, 2011, were as follows:

Year ending March 31,	Millions of yen
2012	¥173,102
2013	75,000
2014	70,000
2015	—
2016	—
Thereafter	110,000

Total	¥428,102

Equity: (Tables)	12 Months Ended
Mar. 31, 2011
Changes in the Number of Issued Shares and Treasury Stock

The changes in the number of issued shares and treasury stock for the years ended March 31, 2009, 2010 and 2011 were as follows, where fractional shares are rounded off:

	Number of issued shares	Number of treasury stock
As of March 31, 2008	44,870,000	2,242,073

Acquisition of treasury stock based on the resolution by the general meeting of shareholders	—	856,405
Acquisition of treasury stock at the request of dissenting shareholders against the merger	—	11,711
Acquisition of fractional shares	—	4
Retirement of treasury stock	(920,000)	(920,000)

As of March 31, 2009	43,950,000	2,190,193

Acquisition of treasury stock based on the resolution of the board of directors	—	154,065
Retirement of treasury stock	(160,000)	(160,000)

As of March 31, 2010	43,790,000	2,184,258

Acquisition of treasury stock based on the resolution of the board of directors	—	138,141
Retirement of treasury stock	(140,000)	(140,000)

As of March 31, 2011	43,650,000	2,182,399

General Meeting of Shareholders Approved Stock Repurchase Plans

The general meeting of shareholders approved stock repurchase plans as follows:

Date of the general meeting of shareholders	Term of repurchase	Approved maximum number of treasury stock to be repurchased (Shares)	Approved maximum budget for share repurchase (Millions of yen)
June 19, 2007	June 20, 2007 – June 19, 2008	1,000,000	¥200,000
June 20, 2008	June 21, 2008 – June 20, 2009	900,000	150,000

Board of Directors Approved Stock Repurchase Plans

The meeting of the board of directors approved stock repurchase plans as follows:
Date of the meeting of the board of directors	Term of repurchase	Approved maximum number of treasury stock to be repurchased (Shares)	Approved maximum budget for share repurchase (Millions of yen)
November 9, 2009	November 10, 2009 – November 30, 2009	160,000	¥20,000
December 17, 2010	December 20, 2010 – January 28, 2011	160,000	20,000

Aggregate Number and Price of Shares Repurchased

The aggregate number and price of shares repurchased for the years ended March 31, 2009, 2010 and 2011 were as follows:

Year ended March 31,	Shares	Millions of yen
2009	868,120	¥136,846
2010	154,065	20,000
2011	138,141	20,000

Treasury Stock Retired

There were no changes in the number of authorized shares.

Date of the board of directors	Shares	Millions of yen
March 26, 2009	920,000	¥163,526
March 26, 2010	160,000	27,936
March 28, 2011	140,000	24,195

Changes in Accumulated Other Comprehensive Income (Loss), Net of Applicable Taxes

Changes in accumulated other comprehensive income (loss), net of applicable taxes, were as follows:

	Millions of yen
	Unrealized holding gains (losses) on available-for-sale securities	Change in fair value of derivative instruments	Foreign currency translation adjustment	Pension liability adjustment	Accumulated other comprehensive income (loss)
As of March 31, 2008	¥(2,502)	¥75	¥14,599	¥(11,762)	¥410
2009 change	(1,610)	(125)	(47,586)	(16,778)	(66,099)

As of March 31, 2009	¥(4,112)	¥(50)	¥(32,987)	¥(28,540)	¥(65,689)
2010 change	15,096	(63)	5,852	7,425	28,310

As of March 31, 2010	¥10,984	¥(113)	¥(27,135)	¥(21,115)	¥(37,379)
2011 change	(5,293)	4	(27,854)	(6,433)	(39,576)

As of March 31, 2011	¥5,691	¥(109)	¥(54,989)	¥(27,548)	¥(76,955)

Other income (expense): (Tables)	12 Months Ended
Mar. 31, 2011
Other Income (Expense)

Other income (expense) included in “Other, net” in the consolidated statements of income and comprehensive income for the years ended March 31, 2009, 2010 and 2011 comprised the following:

	Millions of yen
	2009	2010	2011
Net realized gains (losses) on dispositions of investments in affiliates	¥—	¥(26)	¥95
Net realized gains on dispositions of marketable securities and other investments	110	693	453
Other-than-temporary impairment loss on marketable securities and other investments	(57,812)	(4,007)	(13,424)
Foreign exchange gains (losses), net	(851)	(615)	(1,575)
Rental revenue received	2,144	2,524	1,804
Dividends income	2,951	4,652	4,819
Penalties and compensation for damages	4,161	2,204	1,605
Other, net	1,267	259	449

Total	¥(48,030)	¥5,684	¥(5,774)

Segment reporting: (Tables)	12 Months Ended
Mar. 31, 2011
Segment Information

Capital expenditures in the “Corporate” column include certain expenditures related to the buildings for telecommunications purposes and common facilities, which are not allocated to each segment.

	Millions of yen
Year ended March 31, 2009	Mobile phone business	Miscellaneous businesses	Corporate	Consolidated
Operating revenues	¥4,381,254	¥66,726	¥—	¥4,447,980
Operating expenses	3,525,967	91,054	—	3,617,021

Operating income (loss)	¥855,287	¥(24,328)	¥—	¥830,959

Other income (expense)				¥(50,486)

Income before income taxes and equity in net income (losses) of affiliates				¥780,473

Other significant non-cash item:
Point program expense	¥111,062	¥3,663	¥—	¥114,725

Total assets	¥4,960,000	¥139,617	¥1,388,603	¥6,488,220

Depreciation and amortization	¥796,807	¥7,352	¥—	¥804,159

Capital expenditures	¥601,307	¥—	¥136,299	¥737,606

	Millions of yen
Year ended March 31, 2010	Mobile phone business	Miscellaneous businesses	Corporate	Consolidated
Operating revenues	¥4,167,704	¥116,700	¥—	¥4,284,404
Operating expenses	3,322,064	128,095	—	3,450,159

Operating income (loss)	¥845,640	¥(11,395)	¥—	¥834,245

Other income (expense)				¥1,912

Income before income taxes and equity in net income (losses) of affiliates				¥836,157

Other significant non-cash item:
Point program expense	¥134,954	¥7,266	¥—	¥142,220

Total assets	¥4,949,025	¥259,283	¥1,548,467	¥6,756,775

Depreciation and amortization	¥691,851	¥9,295	¥—	¥701,146

Capital expenditures	¥556,829	¥—	¥129,679	¥686,508

	Millions of yen
Year ended March 31, 2011	Mobile phone business	Miscellaneous businesses	Corporate	Consolidated
Operating revenues	¥4,090,659	¥133,614	¥—	¥4,224,273
Operating expenses	3,233,925	145,619	—	3,379,544

Operating income (loss)	¥856,734	¥(12,005)	¥—	¥844,729

Other income (expense)				¥(9,391)

Income before income taxes and equity in net income (losses) of affiliates				¥835,338

Other significant non-cash item:
Point program expense	¥118,576	¥8,271	¥—	¥126,847

Total assets	¥4,843,925	¥286,338	¥1,661,330	¥6,791,593

Depreciation and amortization	¥682,029	¥11,034	¥—	¥693,063

Capital expenditures	¥520,770	¥4,759	¥142,947	¥668,476

Revenues from External Customers for each Similar Product and Service

Revenues from external customers for each similar product and service were as follows:

	Millions of yen
Year ended March 31,	2009	2010	2011
Operating Revenues:
Wireless services	¥3,841,082	¥3,776,909	¥3,746,869
Cellular services revenues	3,661,283	3,499,452	3,407,145
—Voice revenues	2,149,617	1,910,499	1,712,218
Including: FOMA services	1,877,835	1,785,518	1,658,863
—Packet communications revenues	1,511,666	1,588,953	1,694,927
Including: FOMA services	1,449,440	1,558,284	1,679,840
Other revenues	179,799	277,457	339,724
Equipment sales	606,898	507,495	477,404

Total operating revenues	¥4,447,980	¥4,284,404	¥4,224,273

Employees' retirement benefits: (Tables)	12 Months Ended
Mar. 31, 2011
Reconciliations and Changes in Defined Benefit Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets

The following table presents reconciliations and changes in the Defined benefit pension plans’ projected benefit obligations and fair value of plan assets for the years ended March 31, 2010 and 2011. DOCOMO uses a measurement date of March 31 for its Defined benefit pension plans.

	Millions of yen
	2010	2011
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥186,177	¥190,368
Service cost	9,204	9,244
Interest cost	3,979	3,894
Actuarial (gain) loss	592	1,586
Transfer of liability from defined benefit pension plans of the NTT group	215	328
Other	151	7
Benefit payments	(9,950)	(9,363)

Projected benefit obligation, end of year	¥190,368	¥196,064

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥67,040	¥77,070
Actual return on plan assets	9,864	(1,407)
Employer contributions	2,680	5,053
Transfer of plan assets from defined benefit pension plans of the NTT group	49	77
Benefit payments	(2,563)	(2,980)

Fair value of plan assets, end of year	¥77,070	¥77,813

At March 31:
Funded status	¥(113,298)	¥(118,251)

Defined Benefit Plan Amounts Recognized

	Millions of yen
	2010	2011
Liability for employees’ retirement benefits	¥(113,332)	¥(118,290)
Prepaid pension cost	34	39

Net amount recognized	¥(113,298)	¥(118,251)

Defined Benefit Plan Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

	Millions of yen
	2010	2011
Actuarial gains (losses), net	¥(39,052)	¥(42,262)
Prior service cost	14,518	12,611
Transition obligation	(1,060)	(935)

Total	¥(25,594)	¥(30,586)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in the Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥190,346	¥196,025
Fair value of plan assets	77,014	77,735
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥184,532	¥190,028
Fair value of plan assets	77,014	77,735

Net periodic Pension Cost for Defined Benefit Pension Plans

The net periodic pension cost for the Defined benefit pension plans for the years ended March 31, 2009, 2010 and 2011 comprised the following:

	Millions of yen
	2009	2010	2011
Service cost	¥9,216	¥9,204	¥9,244
Interest cost on projected benefit obligation	4,058	3,979	3,894
Expected return on plan assets	(2,116)	(1,649)	(1,714)
Amortization of prior service cost	(1,907)	(1,907)	(1,907)
Amortization of actuarial gains and losses	1,192	2,190	1,497
Amortization of transition obligation	127	125	125

Net periodic pension cost	¥10,570	¥11,942	¥11,139

Other Changes in Plan Assets and Benefit Obligations of the Defined Benefit Pension Plans Recognized in "Accumulated other comprehensive income (loss)"

Other changes in plan assets and benefit obligations of the Defined benefit pension plans recognized in “Accumulated other comprehensive income (loss)” for the years ended March 31, 2009, 2010 and 2011 comprised the following:

	Millions of yen
	2009	2010	2011
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Actuarial (gains) losses arising during period, net	¥16,136	¥(7,623)	¥4,707
Amortization of prior service cost	1,907	1,907	1,907
Amortization of actuarial gains and losses	(1,192)	(2,190)	(1,497)
Amortization of transition obligation	(127)	(125)	(125)

Total recognized in “Accumulated other comprehensive income (loss)”	¥16,724	¥(8,031)	¥4,992

Assumptions Used in Determination of Pension plans' Projected Benefit Obligations

The assumptions used in determination of the pension plans’ projected benefit obligations as of March 31, 2010 and 2011 were as follows:

	2010	2011
Discount rate	2.1%	2.0%
Long-term rate of salary increases	2.2	2.9

Assumptions Used in Determination of Net Periodic Pension Cost

The assumptions used in determination of the net periodic pension cost for the years ended March 31, 2009, 2010 and 2011 were as follows:

	2009	2010	2011
Discount rate	2.3%	2.2%	2.1%
Long-term rate of salary increases	2.2	2.2	2.2
Expected long-term rate of return on plan assets	2.5	2.5	2.3

Fair Values of DOCOMO's Pension Plan Assets

The following table presents the fair values of DOCOMO’s pension plan assets as of March 31, 2010 and 2011. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 18.

	Millions of yen
	2010
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥443	¥443	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	21,332	19,273	2,059	—
Domestic corporate bonds	7,147	—	7,147	—
Foreign government bonds	6,518	6,043	475	—
Foreign corporate bonds	381	21	308	52
Equity securities
Domestic stocks	19,610	19,346	264	—
Foreign stocks	9,916	9,916	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	755	—	755	—
Domestic equity securities	1,244	—	1,244	—
Foreign debt securities	366	—	366	—
Foreign equity securities	861	—	861	—
Life insurance company general accounts	6,715	—	6,715	—
Other	1,782	(0)	(0)	1,782

Total	¥77,070	¥55,042	¥20,194	¥1,834

	Millions of yen
	2011
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥866	¥866	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	21,852	20,258	1,594	—
Domestic corporate bonds	8,023	—	8,023	—
Foreign government bonds	9,556	9,067	489	—
Foreign corporate bonds	455	89	354	12
Equity securities
Domestic stocks	16,873	16,849	24	—
Foreign stocks	7,515	7,515	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	966	—	966	—
Domestic equity securities	997	—	997	—
Foreign debt securities	632	—	632	—
Foreign equity securities	583	—	583	—
Life insurance company general accounts	7,528	—	7,528	—
Other	1,967	(0)	(2)	1,969

Total	¥77,813	¥54,644	¥21,188	¥1,981

Benefit Payments, which Reflect Expected Future Service Under Defined Benefit Pension Plans

The benefit payments, which reflect expected future service under the Defined benefit pension plans, are expected to be as follows:

Year ending March 31,	Millions of yen
2012	¥10,630
2013	11,069
2014	11,639
2015	11,873
2016	13,083
2017-2021	68,081

Reconciliations and Changes in NTT CDBP's Projected Benefit Obligation and Fair Value of Plan Assets

The following table presents reconciliations and changes in the NTT CDBP’s projected benefit obligation and fair value of plan assets for the years ended March 31, 2010 and 2011. The amount in the table is based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP. The funded status was recognized as “Liability for employees’ retirement benefits” in the consolidated balance sheets as of March 31, 2010 and 2011.

	Millions of yen
	2010	2011
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥83,473	¥88,714
Service cost	3,216	3,256
Interest cost	1,798	1,849
Actuarial (gain) loss	2,160	4,527
Internal adjustment due to transfer of employees within the NTT group	(734)	(445)
Benefit payments	(1,199)	(1,485)

Projected benefit obligation, end of year	¥88,714	¥96,416

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥56,302	¥63,599
Actual return on plan assets	7,783	(930)
Employer contributions	800	803
Employee contributions	411	413
Internal adjustment due to transfer of employees within the NTT group	(498)	(341)
Benefit payments	(1,199)	(1,485)

Fair value of plan assets, end of year	¥63,599	¥62,059

At March 31:
Funded status	¥(25,115)	¥(34,357)

Items Recognized in "Accumulated Other Comprehensive Income (Loss)"

Items recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Actuarial gains (losses), net	¥(11,288)	¥(18,002)
Prior service cost	1,426	1,069

Total	¥(9,862)	¥(16,933)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in the Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets of NTT CDBP

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥88,714	¥96,416
Fair value of plan assets	63,599	62,059
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥71,243	¥76,497
Fair value of plan assets	63,554	61,997

Net Periodic Pension Cost for the NTT CDBP Regarding DOCOMO Employees

The net periodic pension cost for the NTT CDBP regarding DOCOMO employees for the years ended March 31, 2009, 2010 and 2011 comprised the following:

	Millions of yen
	2009	2010	2011
Service cost	¥3,132	¥3,216	¥3,256
Interest cost on projected benefit obligation	1,790	1,798	1,849
Expected return on plan assets	(1,613)	(1,402)	(1,583)
Amortization of prior service cost	(357)	(357)	(357)
Amortization of actuarial gains and losses	97	874	326
Contribution from employees	(416)	(411)	(413)

Net periodic pension cost	¥2,633	¥3,718	¥3,078

Other Changes in Plan Assets and Benefit Obligations of NTT CDBP Regarding DOCOMO Employees Recognized in "Accumulated other comprehensive income (loss)"

Other changes in plan assets and benefit obligations of the NTT CDBP regarding DOCOMO employees recognized in “Accumulated other comprehensive income (loss)” for the years ended March 31, 2009, 2010 and 2011 comprised the following:

	Millions of yen
	2009	2010	2011
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Actuarial (gains) losses arising during period, net	¥11,259	¥(4,221)	¥7,040
Amortization of prior service cost	357	357	357
Amortization of actuarial gains and losses	(97)	(874)	(326)

Total recognized in “Accumulated other comprehensive income (loss)”	¥11,519	¥(4,738)	¥7,071

Assumptions Used in Determining Projected Benefit Obligations, Based on Actuarial Computations

The assumptions used in determining the NTT CDBP’s projected benefit obligations, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, as of March 31, 2010 and 2011 were as follows:

	2010	2011
Discount rate	2.1%	2.0%
Long-term rate of salary increases	3.4	3.3

Assumptions Used in Determining Net Periodic Pension Cost, Based on Actuarial Computations of NTT CDBP

The assumptions used in determining the net periodic pension cost, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, for the years ended March 31, 2009, 2010 and 2011 were as follows:

	2009	2010	2011
Discount rate	2.3%	2.2%	2.1%
Long-term rate of salary increases	2.6	2.6	3.4
Expected long-term rate of return on plan assets	2.5	2.5	2.5

Fair Values of NTT CDBP's Pension Plan Assets

The following table presents the fair values of NTT CDBP’s pension plan assets as of March 31, 2010 and 2011. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 18.

	Millions of yen
	2010
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥93	¥93	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	16,669	14,985	1,684	—
Domestic corporate bonds	16,732	—	16,732	—
Foreign government bonds	3,846	3,523	323	—
Foreign corporate bonds	198	18	102	78
Equity securities
Domestic stocks	12,304	12,135	169	—
Foreign stocks	5,853	5,853	0	0
Securities investment trust beneficiary certificates
Domestic debt securities	1,490	—	1,490	—
Domestic equity securities	1,019	—	1,019	—
Foreign debt securities	595	—	595	—
Foreign equity securities	648	—	648	—
Life insurance company general accounts	3,656	—	3,656	—
Other	496	—	(0)	496

Total	¥63,599	¥36,607	¥26,418	¥574

	Millions of yen
	2011
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥(246)	¥(246)	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	10,459	9,301	1,158	—
Domestic corporate bonds	15,507	—	15,507	—
Foreign government bonds	4,991	4,731	260	—
Foreign corporate bonds	163	22	141	—
Equity securities
Domestic stocks	14,849	14,809	40	—
Foreign stocks	8,574	8,574	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	814	—	814	—
Domestic equity securities	1,545	—	1,545	—
Foreign debt securities	581	—	581	—
Foreign equity securities	667	—	667	—
Life insurance company general accounts	3,745	—	3,745	—
Other	410	—	0	410

Total	¥62,059	¥37,191	¥24,458	¥410

Benefit Payments, which Reflect Expected Future Service under NTT CDBP, Based on Actuarial Computations

The benefit payments, which reflect expected future service under the NTT CDBP, based on actuarial computations which covered only DOCOMO employees are expected to be as follows:

Year ending March 31,	Millions of yen
2012	¥1,519
2013	1,881
2014	2,063
2015	2,226
2016	2,381
2017-2021	13,474

Income taxes: (Tables)	12 Months Ended
Mar. 31, 2011
Total Income Taxes

Total income taxes for the years ended March 31, 2009, 2010 and 2011 comprised the following:

	Millions of yen
	2009	2010	2011
Income from continuing operations before equity in net income (losses) of affiliates	¥308,400	¥338,197	¥337,837
Equity in net income (losses) of affiliates	(567)	(1,270)	(5,031)
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities	(20,875)	9,109	(8,509)
Less: Reclassification of realized gains and losses included in net income	19,786	1,335	4,827
Change in fair value of derivative instruments	(3)	(43)	2
Less: Reclassification of realized gains and losses included in net income	(84)	—	—
Foreign currency translation adjustment	(20,991)	3,082	(12,523)
Less: Reclassification of realized gains and losses included in net income	(7)	(24)	245
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	(11,229)	4,702	(4,388)
Prior service cost arising during period, net	—	—	33
Less: Amortization of prior service cost	(923)	(923)	(928)
Less: Amortization of actuarial gains and losses	550	1,280	788
Less: Amortization of transition obligation	56	55	61

Total income taxes	¥274,113	¥355,500	¥312,414

Reconciliation of the Difference of the Effective Income Tax Rate and the Statutory Income Tax Rate of DOCOMO

Reconciliation of the difference of the effective income tax rate and the statutory income tax rate of DOCOMO is as follows:

	2009	2010	2011
Statutory income tax rate	40.8%	40.8%	40.8%
Expenses not deductible for tax purposes	0.2	0.1	0.1
Tax credit for special tax treatment	(0.8)	(0.8)	(0.8)
Tax refund of interest and penalties previously paid	(0.8)	—	—
Other	0.1	0.3	0.3

Effective income tax rate	39.5%	40.4%	40.4%

Significant Components of Deferred Tax Assets and Liabilities

Deferred income taxes result from temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. Significant components of deferred tax assets and liabilities as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Deferred tax assets:
Accrued liabilities for loyalty programs	¥110,700	¥116,137
Property, plant and equipment and intangible assets principally due to differences in depreciation and amortization	91,105	93,924
Liability for employees’ retirement benefits	55,881	61,191
Deferred revenues regarding “Nikagetsu Kurikoshi” (2-month carry-over)	29,451	28,453
Foreign currency translation adjustment	11,266	23,543
Investments in affiliates	9,574	19,342
Marketable securities and other investments	11,694	15,322
Compensated absences	12,758	12,730
Accrued enterprise tax	13,903	12,513
Accrued bonus	7,287	7,377
Asset retirement obligations	3,670	6,373
Inventories	8,989	4,409
Accrued commissions to agent resellers	4,600	4,355
Other	19,115	23,491

Sub-total deferred tax assets	¥389,993	¥429,160
Less: Valuation allowance	(1,257)	(2,338)

Total deferred tax assets	¥388,736	¥426,822

Deferred tax liabilities:
Identifiable intangible assets	¥4,135	¥5,503
Unrealized holding gains on available-for-sale securities	7,610	3,927
Property, plant and equipment due to differences in capitalized interest	3,066	2,358
Other	753	1,650

Total deferred tax liabilities	¥15,564	¥13,438

Net deferred tax assets	¥373,172	¥413,384

Components of Net Deferred Tax Assets

The components of net deferred tax assets included in the consolidated balance sheets as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Deferred tax assets (Current assets)	¥100,545	¥83,609
Deferred tax assets (Non-current investments and other assets)	274,048	331,633
Other current liabilities	—	—
Other long-term liabilities	(1,421)	(1,858)

Total	¥373,172	¥413,384

Commitments and contingencies: (Tables)	12 Months Ended
Mar. 31, 2011
Assets Covered Under Capital Leases

Assets covered under capital leases at March 31, 2010 and 2011 were as follows:

	Millions of yen
Class of property	2010	2011
Machinery, vessels and tools	¥11,269	¥13,360
Less: Accumulated depreciation and amortization	(7,777)	(8,802)

Total	¥3,492	¥4,558

Future Minimum Lease Payments by Year Under Capital Leases Together with the Present Value of the Net Minimum Lease Payments

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments as of March 31, 2011 were as follows:

Year ending March 31,	Millions of yen
2012	¥4,355
2013	2,246
2014	1,229
2015	682
2016	255
Thereafter	37

Total minimum lease payments	8,804
Less: Amount representing interest	(464)

Present value of net minimum lease payments	8,340
Less: Amounts representing estimated executory costs	(1,043)

Net minimum lease payments	7,297
Less: Current obligation	(3,663)

Long-term capital lease obligations	¥3,634

The Minimum Rental Payments Required Under Operating Leases that have Initial or Remaining Non-Cancellable Lease Terms in Excess of One Year

The minimum rent payments required under operating leases that have initial or remaining non-cancellable lease terms in excess of one year as of March 31, 2011 were as follows:

Year ending March 31,	Millions of yen
2012	¥2,874
2013	2,144
2014	1,780
2015	1,642
2016	1,592
Thereafter	10,015

Total minimum rent payments	¥20,047

Total Rental Expense for All Operating Leases Except Those With Terms of 1 Month or Less that were Not Renewed

Total rent expense for all operating leases except those with terms of 1 month or less that were not renewed for the years ended March 31, 2009, 2010 and 2011 were as follows:

	Millions of yen
	2009	2010	2011
Rent expense	¥67,954	¥68,673	¥62,666

Fair value measurements: (Tables)	12 Months Ended
Mar. 31, 2011
Assets and Liabilities that were Measured at Fair Value on a Recurring Basis

DOCOMO’s assets and liabilities that were measured at fair value on a recurring basis at March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥53,029	¥53,029	¥—	¥—
Equity securities (foreign)	83,598	83,598	—	—
Debt securities (foreign)	4	4	—	—

Total available-for-sale securities	136,631	136,631	—	—

Derivatives
Interest rate swap agreements	3,297	—	3,297	—

Total derivatives	3,297	—	3,297	—

Total assets	¥139,928	¥136,631	¥3,297	¥—

Liabilities:
Derivatives
Foreign exchange forward contracts	¥108	¥—	¥108	¥—
Foreign currency option contracts	1,552	—	1,552	—

Total derivatives	1,660	—	1,660	—

Total liabilities	¥1,660	¥—	¥1,660	¥—

There were no significant transfers between Level 1 and Level 2.

	Millions of yen
	2011
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥46,631	¥46,631	¥—	¥—
Equity securities (foreign)	71,128	71,128	—	—
Debt securities (foreign)	4	4	—	—

Total available-for-sale securities	117,763	117,763	—	—

Derivatives
Interest rate swap agreements	1,232	—	1,232	—

Total derivatives	1,232	—	1,232	—

Total assets	¥118,995	¥117,763	¥1,232	¥—

Liabilities:
Derivatives
Foreign exchange forward contracts	¥154	¥—	¥154	¥—
Foreign currency option contracts	1,859	—	1,859	—

Total derivatives	2,013	—	2,013	—

Total liabilities	¥2,013	¥—	¥2,013	¥—

Financial instruments: (Tables)	12 Months Ended
Mar. 31, 2011
The Carrying Amount and The Estimated Fair Value of Long-Term Debt Including Current Portion

The carrying amount and the estimated fair value of long-term debt including current portion as of March 31, 2010 and 2011 were as follows:

Millions of yen
2010		2011
Carrying amount	Fair value	Carrying amount	Fair value
¥ 610,269	¥621,966	¥428,102	¥438,483

Contract Amount and Fair Value of Interest Rate Swap Agreement

The contract amount and fair value of the interest rate swap agreement as of March 31, 2010 and 2011 were as follows:

			Millions of yen
Contract Term (in the year ended/ending March 31,)	Weighted average rate per annum		2010
	Receive fixed	Pay floating	Contract Amount	Fair value
2004-2012	1.5%	0.7%	¥235,800	¥3,297

Contract Term (in the year ended/ending March 31,)			Millions of yen
	Weighted average rate per annum		2011
	Receive fixed	Pay floating	Contract Amount	Fair value
2004-2012	1.6%	0.7%	¥165,800	¥1,232

Derivatives Not Designated as Hedging Instruments Contract Amount

The contract amounts as of March 31, 2010 and 2011 were as follows:

	Millions of yen
Instruments	2010	2011
Foreign exchange risk management
Foreign exchange forward contracts Foreign currency option contracts	¥4,478 21,285	¥4,296 15,143

Total	¥25,763	¥19,439

Locations and Carrying amounts of Derivative Instruments

The locations and fair values of the derivative instruments as of March 31, 2010 and 2011, recorded in the accompanying consolidated balance sheets, were as follows:

Asset derivatives

	Locations	Millions of yen
Instruments		2010	2011
Derivatives designated as hedging instruments
Interest rate swap agreements	Prepaid expenses and other current assets	¥630	¥1,232
	Other assets	2,667	—

Total		¥3,297	¥1,232

Liability derivatives

	Locations	Millions of yen
Instruments		2010	2011
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other current liabilities	¥108	¥154
Foreign currency option contracts	Other current liabilities	404	724
	Other long-term liabilities	1,148	1,135

Total		¥1,660	¥2,013

Locations and Gain (Loss) Amounts of Derivative Instruments Recognized

The locations and gain (loss) amounts of the derivative instruments for the years ended March 31, 2009, 2010 and 2011, recognized in the accompanying consolidated statements of income and comprehensive income, were as follows:

		Amount of gain (loss) recognized in income on derivative
		Millions of yen
Instruments	Locations	2009	2010	2011
Derivatives in fair value hedging relationships
Interest rate swap agreements	Other, net*	¥(78)	¥(136)	¥(2,065)

Total		¥(78)	¥(136)	¥(2,065)

		Amount of gain (loss) recognized in income on derivative
		Millions of yen
Instruments	Locations	2009	2010	2011
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other, net*	¥(1,090)	¥67	¥(517)
Non-deliverable forward contracts (NDF)	Other, net*	(4,050)	16	71
Foreign currency option contracts	Other, net*	—	(565)	(1,059)

Total		¥(5,140)	¥(482)	¥(1,505)

*	“Other, net” was included in “Other income (expense)”.

Financing Receivables and Related Allowance for Doubtful Accounts

Financing receivables and related allowance for doubtful accounts as of March 31, 2011 were as follows:

	Millions of yen
	2011
	Installment receivables	Credit card receivables	Other	Total
Allowance for doubtful accounts:
Ending balance at March 31, 2011	¥4,504	¥3,085	¥231	¥7,820

Ending balance: collectively evaluated for impairment	4,504	3,085	43	7,632
Ending balance: individually evaluated for impairment	—	—	188	188
Financing receivables:
Ending balance at March 31, 2011	¥303,124	¥160,446	¥7,463	¥471,033

Ending balance: collectively evaluated for impairment	303,124	160,446	7,275	470,845
Ending balance: individually evaluated for impairment	—	—	188	188

Nature of operations - Additional Information (Detail)	Mar. 31, 2011
Stock Issued
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
NTT Ownership percentage in DOCOMO's voting stock outstanding	63.32%
Common Stock Outstanding
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
NTT Ownership percentage in DOCOMO's voting stock outstanding	66.65%

Summary of significant accounting and reporting policies - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 Year	Mar. 31, 2010	Mar. 31, 2009
Significant Accounting Policies [Line Items]
Change in Accounting Estimate			During the year ended March 31 2009, DOCOMO decreased the estimated useful lives of its long lived assets related to its mova services. This change in accounting estimate was due to the scheduled termination of mova services on March 31, 2012.
Change in Accounting Estimate, Financial Effect			The change resulted in a decrease of ¥60,072 million in “Income before income taxes and equity in net income (losses) of affiliates”, ¥35,563 million in “Net income attributable to NTT DOCOMO, INC.” and ¥841.95 in “Basic and Diluted earnings per share attributable to NTT DOCOMO, INC.” in the accompanying consolidated statement of income and comprehensive income for the year ended March 31, 2009. The impact on the results of operations and financial position for the years ended March 31, 2010 and 2011 are not material.
Decrease in Income before income taxes and equity in net income (losses) of affiliates due to change in due to change in Accounting Estimate			¥ 60,072
Decrease in Net income attributable to NTT DOCOMO, INC due to change in Accounting Estimate			35,563
Decrease in Basic and Diluted earnings per share attributable to NTT DOCOMO, INC. due to due to change in Accounting Estimate			¥ 841.95
Losses due to write down and dispossition of handsets	9,821	18,539	14,180
Inventory Impairment, Policy	Due to the rapid technological changes associated with the wireless telecommunications business, DOCOMO recognized losses on write-downs and disposals during the years ended March 31, 2009, 2010 and 2011 resulting in losses totaling ¥14,180 million, ¥18,539 million and ¥9,821 million, respectively, which were included in “Cost of equipment sold” in the accompanying consolidated statements of income and comprehensive income.
Depreciation and amortization expenses	488,973	513,753	614,481
Cash and cash equivalent, policy	DOCOMO considers cash in banks and short-term highly liquid investments with original maturities of 3 months or less at the date of purchase to be cash and cash equivalents.
Short-term investments, Policy	Highly liquid investments, which have original maturities of longer than 3 months at the date of purchase and remaining maturities of 1 year or less at the end of fiscal year, are considered to be short-term investments.
Internal Use Software, Policy	DOCOMO capitalizes the cost of internal-use software which has a useful life in excess of 1 year. Subsequent costs for additions, modifications or upgrades to internal-use software are capitalized only to the extent that the software is able to perform a task it previously did not perform.
Equity method, Policy	For some investees accounted for under the equity method, DOCOMO records its share of income or losses of such investees with up to a 3 month lag in its consolidated statements of income and comprehensive income.
Maximum Useful life of Internal-use capitalized software , in years	5
Rights to use certain telecommunication assets of wireline operators, amortization period	20
Installment, Policy	DOCOMO enables subscribers to select installment payments for the purchase of the handset over a period of 12 or 24 months. When installment payments are selected, under agreements entered into among DOCOMO, subscribers and agent resellers, DOCOMO provides financing by providing funds for the purchase of the handset by the subscribers.
The Great East Japan Earthquake
Significant Accounting Policies [Line Items]
Selling, general and administrative	7,123
Including: write-downs of damaged facilities and equipment	3,583
Including: personnel and other expenses incurred in response to the disaster	¥ 3,540

Estimated Useful Lives of Major Depreciable Assets (Detail)	12 Months Ended
Mar. 31, 2011 Year
Major Wireless Telecommunication Equipment
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Estimated Useful Lives of Major Depreciable Assets, Minimum	8
Estimated Useful Lives of Major Depreciable Assets, Maximum	16
Steel Towers and Poles for Antenna Equipment
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Estimated Useful Lives of Major Depreciable Assets, Minimum	30
Estimated Useful Lives of Major Depreciable Assets, Maximum	40
Reinforced concrete buildings
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Estimated Useful Lives of Major Depreciable Assets, Minimum	42
Estimated Useful Lives of Major Depreciable Assets, Maximum	56
Tools, furniture and fixtures
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Estimated Useful Lives of Major Depreciable Assets, Minimum	4
Estimated Useful Lives of Major Depreciable Assets, Maximum	15

Deferred Revenue and Deferred Charges (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Deferred Revenue Arrangement [Line Items]
Current deferred revenue	¥ 81,219	¥ 84,848
Long-term deferred revenue	72,214	71,085
Current deferred charges	11,481	12,657
Long-term deferred charges	¥ 72,214	¥ 71,085

Cash and Cash Equivalents (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Cash, cash equivalents and marketable securities [Line Items]
Cash	¥ 305,574	¥ 277,715
Certificates of deposit	210,000	40,000
Commercial paper	199,977	20,000
Bailment for consumption	50,000	20,000
Cash and cash equivalents	¥ 765,551	¥ 357,715	¥ 599,548	¥ 646,905

Cash and Cash Equivalents - Additional Information (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Cash, cash equivalents and marketable securities [Line Items]
Commerclial paper	¥ 199,977	¥ 20,000
Held-to-maturity Securities
Cash, cash equivalents and marketable securities [Line Items]
Commerclial paper	259,972	39,990
Held-to-maturity Securities | Commercial Paper
Cash, cash equivalents and marketable securities [Line Items]
Short-term investments	¥ 59,995	¥ 19,990

Inventories (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Inventory Disclosure [Line Items]
Telecommunications equipment to be sold	¥ 141,106	¥ 137,145
Materials and supplies	2,560	995
Other	2,691	3,137
Total	¥ 146,357	¥ 141,277

Investments in affiliates - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended					12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 Sumitomo Mitsui Card Co Ltd	Mar. 31, 2010 Sumitomo Mitsui Card Co Ltd	Mar. 31, 2011 Philippine Long Distance Telephone Company	Mar. 31, 2009 Philippine Long Distance Telephone Company	Mar. 31, 2010 Philippine Long Distance Telephone Company	Mar. 14, 2006 Philippine Long Distance Telephone Company	Feb. 29, 2008 Philippine Long Distance Telephone Company Additional	Mar. 31, 2011 Tata Tele services Limited	Mar. 31, 2010 Tata Tele services Limited	Mar. 31, 2011 Tata Tele services Limited Additional Subsequent Event Rights Offerings	Mar. 31, 2011 Tata Tele services Limited Subsequent Event
Schedule of Equity Method Investments [Line Items]
Ownership percentage				34.00%	34.00%						26.00%	26.00%
Percentage of outstanding common shares owned						14.00%		14.00%	7.00%	7.00%				27.00%
Outstanding common shares acquired, Cost Method Value									¥ 52,213
Capital alliance entered with TTSL											On November 12, 2008, DOCOMO entered into a capital alliance with TTSL and Tata Sons Limited, the parent company of TTSL.
Investment, carrying amount	525,456	578,095				95,859		105,944		98,943	252,321		14,424
Aggregate market price of the PLDT shares owned						119,749		134,088
Right to exercise voting rights associated with the ownership interest collectively held by DOCOMO and NTT Com						In accordance with an agreement entered into on January 31, 2006 between PLDT and its major shareholders, including NTT Com and DOCOMO, DOCOMO has the right to exercise the entire 21% voting rights associated with the ownership interest collectively held by DOCOMO and NTT Com
Ownership percentage in PLDT after acquisition of stocks between March 2007 and February 2008						21.00%
PPA Adjustment to Equity in net income (losses) of affiliates, net of applicable taxes							(4,817)					(2,788)
PPA Adjustment to Investments in affiliates							(8,137)					(4,710)
Cumulative share of the earnings or losses of affiliates, less amounts distributed by affiliates as dividends	14,531	11,967	10,346
Dividends received from affiliates	12,757	12,854	15,500
Increase in total carrying value of Investments in affiliates from aggregate underlying equity in net assets	¥ 382,037	¥ 421,132

Marketable Securities and Other Investments (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Marketable securities:
Available-for-sale	¥ 117,763	¥ 136,631
Other investments	10,375	14,395
Marketable securities and other investments (Non-current)	¥ 128,138	¥ 151,026

Maturities of Debt Securities Classified as Available-for-Sale (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Carrying amount
Due within 1 year
Due after 1 year through 5 years	4	4
Due after 5 years through 10 years
Due after 10 years
Total	4	4
Fair Value
Due within 1 year
Due after 1 year through 5 years	4	4
Due after 5 years through 10 years
Due after 10 years
Total	¥ 4	¥ 4

Aggregate Cost, Gross Unrealized Holding Gains and Losses and Fair Value by Type of Available-For-Sale Securities (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Cost /Amortized cost	¥ 109,199	¥ 121,308
Available-for-sale, Gross unrealized holding gains	10,663	20,257
Available-for-sale, Gross unrealized holding losses	2,103	4,938
Available-for-sale, Fair value	117,759	136,627
Debt securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Cost /Amortized cost	4	4
Available-for-sale, Gross unrealized holding gains	0
Available-for-sale, Gross unrealized holding losses		0
Available-for-sale, Fair value	¥ 4	¥ 4

Proceeds and Gross Realized Gains (Losses) from Sale of Available-For-Sale Securities and Other Investments (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Proceeds	¥ 3,585	¥ 71,640	¥ 660
Gross realized gains	475	5,627	377
Gross realized losses	¥ (22)	¥ (4,934)	¥ (267)

Gross Unrealized Holding Losses on and Fair Value of Available-For-Sale Securities and Cost Method Investments Included in Other Investments (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Available-for-sale Securities | Equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities Fair Value Less than 12 Months	¥ 4,781	¥ 18,156
Available-for-Sale Securities Gross Unrealized Holding Losses Less than 12 months	874	2,302
Available-for-Sale Securities Fair Value 12 months or longer	10,351	19,835
Available-for-Sale Securities Gross Unrealized Holding Losses 12 months or longer	1,229	2,636
Available-for-Sale Securities	15,132	37,991
Available-for-Sale Securities Gross Unrealized Loss	2,103	4,938
Available-for-sale Securities | Debt securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities Fair Value Less than 12 Months		4
Available-for-Sale Securities Gross Unrealized Holding Losses Less than 12 months		0
Available-for-Sale Securities		4
Available-for-Sale Securities Gross Unrealized Loss		0
Cost-method Investments
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities Fair Value Less than 12 Months	42
Available-for-Sale Securities Gross Unrealized Holding Losses Less than 12 months	66
Available-for-Sale Securities Fair Value 12 months or longer	104	276
Available-for-Sale Securities Gross Unrealized Holding Losses 12 months or longer	218	1,309
Available-for-Sale Securities	146	276
Available-for-Sale Securities Gross Unrealized Loss	284	1,309
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities Gross Unrealized Loss	2,103	4,938
Debt securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities Gross Unrealized Loss		¥ 0

Aggregate Carrying amount of Cost Method Investments Included in Other Investments and Aggregate Carrying Amount of Investments whose Fair Values were not Evaluated for Impairment (Detail) (JPY  ¥)
In Millions	Mar. 31, 2011	Mar. 31, 2010
Schedule of Investments [Line Items]
Cost method investments included in other investments	¥ 10,341	¥ 14,351
Including: Investments whose fair values were not evaluated for impairment	¥ 9,714	¥ 9,918

Marketable Securities and Other Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	1 Months Ended				12 Months Ended	0 Months Ended		0 Months Ended		1 Months Ended
	Jan. 31, 2009	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009 KT Freetel Co Ltd	Mar. 31, 2009 KT Corporation	Jun. 01, 2009 KT Corporation KT Common Stock	Jan. 20, 2009 KT Corporation KT Common Stock	Jun. 01, 2009 KT Corporation Exchangeable Bonds	Jan. 20, 2009 KT Corporation Exchangeable Bonds	Dec. 31, 2009 KT Corporation KT ADRs
Schedule of Investments [Line Items]
Investment Common shares				11.00%
Investments in affiliates, carrying value		¥ 525,456	¥ 578,095	¥ 65,602
Exchange of KTF shareholding for KT common shares and exchangeable bonds in connection with proposed merger between KT and KTF	On January 20, 2009, DOCOMO agreed with KT Corporation (“KT”) that DOCOMO would exchange 40% of its KTF shareholding for KT common shares and the remaining 60% for KT exchangeable bonds in connection with the proposed merger between KT and KTF.
Proportion of KTF shareholding allocated to exchange for common stock / bond							40.00%		60.00%
Impairment loss on the investment					26,313
Acquisition of business common stock / bond						15,023		20,821		26,326
Realized gain (loss) from acquiring common stock						(692)				5,477
Realized gain (loss) from acquiring bond								¥ (2,753)

Changes in Carrying Amount of Goodwill by Business Segment (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Goodwill [Line Items]
Balance at beginning of year	¥ 198,436	¥ 154,385
Goodwill acquired during the year	10,852	43,456
Foreign currency translation adjustment	(3,120)	250
Other	(595)	345
Balance at end of year	205,573	198,436
Mobile Phone Business
Goodwill [Line Items]
Balance at beginning of year	142,083	138,597
Goodwill acquired during the year	10,852	3,426
Foreign currency translation adjustment	(1,219)	60
Other	(509)
Balance at end of year	151,207	142,083
Miscellaneous businesses
Goodwill [Line Items]
Balance at beginning of year	56,353	15,788
Goodwill acquired during the year		40,030
Foreign currency translation adjustment	(1,901)	190
Other	(86)	345
Balance at end of year	¥ 54,366	¥ 56,353

Goodwill and other intangible assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill acquired during the year	¥ 10,852	¥ 43,456
Amortizable intangible assets acquired	250,949
Amortization of intangible assets	204,090	187,393	189,678
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2012	204,187
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2013	159,294
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2014	125,546
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2015	90,710
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2016	41,488
Unamortizable intangible assets acquired	259
Software for telecommunications network
Goodwill and Intangible Assets Disclosure [Line Items]
Amortizable intangible assets acquired	104,669
Weighted Average Amortization Period	5
Internal-use software
Goodwill and Intangible Assets Disclosure [Line Items]
Amortizable intangible assets acquired	98,825
Weighted Average Amortization Period	4.8
Intangible Assets
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted Average Amortization Period	5
Oak Lawn Marketing, Inc
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill acquired during the year		40,030
Percentage of Ownership Interests associated with acquisition		51.00%
PacketVideo Corporation
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill acquired during the year	¥ 10,852
Percentage of Ownership Interests associated with acquisition	65.00%

Other Intangible Assets (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Intangible Assets by Major Class [Line Items]
Intangible assets, net carrying amount	¥ 672,256	¥ 628,691
Software for telecommunications network | Amortizable intangible assets
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	824,404	783,874
Intangible assets, Accumulated amortization	565,166	540,767
Intangible assets, net carrying amount	259,238	243,107
Internal-use software | Amortizable intangible assets
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	1,092,442	1,014,142
Intangible assets, Accumulated amortization	816,389	740,675
Intangible assets, net carrying amount	276,053	273,467
Amortizable intangible assets
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	2,164,244	1,996,791
Intangible assets, Accumulated amortization	1,495,969	1,371,822
Intangible assets, net carrying amount	668,275	624,969
Amortizable intangible assets | Software acquired to be used in the manufacture of handsets
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	190,722	158,738
Intangible assets, Accumulated amortization	96,107	77,877
Intangible assets, net carrying amount	94,615	80,861
Amortizable intangible assets | Rights to use telecommunications facilities of wireline operators
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	19,052	18,193
Intangible assets, Accumulated amortization	7,126	6,380
Intangible assets, net carrying amount	11,926	11,813
Amortizable intangible assets | Other Intangible Assets
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	37,624	21,844
Intangible assets, Accumulated amortization	11,181	6,123
Intangible assets, net carrying amount	26,443	15,721
Unamortizable intangible assets
Intangible Assets by Major Class [Line Items]
Intangible assets, net carrying amount	3,981	3,722
Unamortizable intangible assets | Trademarks and trade names
Intangible Assets by Major Class [Line Items]
Intangible assets, net carrying amount	¥ 3,981	¥ 3,722

Other Assets (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Deposits	¥ 59,615	¥ 79,151
Deferred customer activation costs	72,214	71,085
Installment receivables for handsets (Non-current).	75,391	85,753
Allowance for doubtful accounts	(1,118)	(4,047)
Long-term bailment for consumption to a related party	20,000
Other	23,817	25,969
Total	¥ 249,919	¥ 257,911

Short-Term Borrowings, Excluding Current Portion of Long-Term Debt (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Short-term Debt [Line Items]
Short-term borrowings	¥ 276	¥ 78
Euro Denominated Borrowing
Short-term Debt [Line Items]
Short-term borrowings	276	78
Euro Denominated Borrowing | Financial Institutions
Short-term Debt [Line Items]
Unsecured short-term loans from financial institutions	¥ 276	¥ 78

Short-Term Borrowings, Excluding Current Portion of Long-Term Debt (Parenthetical) (Detail) (Euro Denominated Borrowing, Financial Institutions)	Mar. 31, 2010
Euro Denominated Borrowing | Financial Institutions
Short-term Debt [Line Items]
Unsecured short-term loans from financial institutions, Weighted-average interest rate per annum	7.60%
Unsecured short-term loans from financial institutions, Weighted-average variable rate per annum	5.30%

Long-term debt (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Debt Instrument [Line Items]
Long-term debt	¥ 428,102	¥ 610,269
Less: Current portion	(173,102)	(180,716)
Total long-term debt	255,000	429,553
Euro Denominated Borrowing | Unsecured indebtedness to financial institutions, due year ending March 31, 2012
Debt Instrument [Line Items]
Long-term debt	70	172
Unsecured corporate bonds due years ending March 31, 2011 through 2019
Debt Instrument [Line Items]
Long-term debt	407,032	572,097
Unsecured indebtedness to financial institutions, due years ending March 31, 2011 - 2013
Debt Instrument [Line Items]
Long-term debt	¥ 21,000	¥ 38,000

Long-term debt (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Upper Limit | Unsecured corporate bonds due years ending March 31, 2011 through 2019
Debt Instrument [Line Items]
Interest rates per annum	2.00%	2.00%
Debt instrument, maturity date (fiscal year ending)	Mar 31, 2019	Mar 31, 2019
Lower Limit | Unsecured corporate bonds due years ending March 31, 2011 through 2019
Debt Instrument [Line Items]
Interest rates per annum	1.00%	1.00%
Debt instrument, maturity date (fiscal year ending)	Mar 31, 2012	Mar 31, 2011
Upper Limit | Unsecured indebtedness to financial institutions, due years ending March 31, 2011 - 2013
Debt Instrument [Line Items]
Interest rates per annum	1.50%	1.50%
Debt instrument, maturity date (fiscal year ending)	Mar 31, 2013	Mar 31, 2013
Lower Limit | Unsecured indebtedness to financial institutions, due years ending March 31, 2011 - 2013
Debt Instrument [Line Items]
Interest rates per annum	1.30%	1.30%
Debt instrument, maturity date (fiscal year ending)	Mar 31, 2012	Mar 31, 2011
Unsecured indebtedness to financial institutions, due year ending March 31, 2012
Debt Instrument [Line Items]
variable rate per annum	2.40%	4.60%
Debt instrument, maturity date (fiscal year ending)	Mar 31, 2012	Mar 31, 2012

Short-Term Borrowings and Long-Term Debt - Additional Information (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Debt Disclosure [Line Items]
Interest costs related to short-term borrowings and long-term debt	¥ 6,709	¥ 7,441	¥ 7,187

Aggregate Amounts of Annual Maturities of Long-Term Debt (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Debt Instrument [Line Items]
2012	¥ 173,102
2013	75,000
2014	70,000
2015
2016
Thereafter	110,000
Total	¥ 428,102	¥ 610,269

Equity - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data	12 Months Ended
Mar. 31, 2011
Stockholders Equity Note [Line Items]
Dividend restrictions under Corporate Law of Japan	Effective May 1, 2006, the Corporate Law of Japan provides that (i) dividends of earnings require approval at a general meeting of shareholders, (ii) interim cash dividends can be distributed upon the approval of the board of directors, if the articles of incorporation provide for such interim cash dividends and (iii) an amount equal to at least 10% of decrease in retained earnings by dividends payment be appropriated from retained earnings to a legal reserve up to 25% of capital stock.The legal reserve is available for distribution upon approval of the shareholders.
Distributable amount available for payments of dividends to shareholders	¥ 3,474,726
Future Period
Stockholders Equity Note [Line Items]
Cash dividends approved by shareholders	¥ 107,816
Cash dividends approved by shareholders, per share	¥ 2,600
Cash dividend, record date	Mar 31, 2011
Cash dividend, declaration date	Apr 28, 2011

Changes in Number of Issued Shares and Treasury Stock (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Number of issued shares
Common stock, Issued shares Beginning Balance	43,790,000	43,950,000	44,870,000
Retirement of treasury stock	(140,000)	(160,000)	(920,000)
Common stock, Issued shares Ending Balance	43,650,000	43,790,000	43,950,000
Number of treasury stock
Treasury stock, shares, Beginning Balance	2,184,258	2,190,193	2,242,073
Acquisition of treasury stock based on the resolution of the board of directors or by the general meeting of shareholders	138,141	154,065
Acquisition of fractional shares			4
Retirement of treasury stock	(140,000)	(160,000)	(920,000)
Treasury stock, shares, Ending Balance	2,182,399	2,184,258	2,190,193
Acquisition of treasury stock based on the resolution by the general meeting of shareholders
Number of treasury stock
Acquisition of treasury stock based on the resolution of the board of directors or by the general meeting of shareholders			856,405
Acquisition of treasury stock at the request of dissenting shareholders against the merger
Number of treasury stock
Acquisition of treasury stock based on the resolution of the board of directors or by the general meeting of shareholders			11,711

General Meeting of Shareholders Approved Stock Repurchase Plans (Detail) (JPY ¥) In Millions, except Share data	12 Months Ended
Mar. 31, 2011
Fiscal Year 2007
Equity, Class of Treasury Stock [Line Items]
Date of the general meeting of shareholders	Jun 19, 2007
Term of repurchase	June 20, 2007 - June 19, 2008
Approved maximum number of treasury stock to be repurchased (shares)	1,000,000
Approved maximum budget for share repurchase	¥ 200,000
Fiscal Year 2008
Equity, Class of Treasury Stock [Line Items]
Date of the general meeting of shareholders	Jun 20, 2008
Term of repurchase	June 21, 2008 - June 20, 2009
Approved maximum number of treasury stock to be repurchased (shares)	900,000
Approved maximum budget for share repurchase	¥ 150,000

Board of Directors Approved Stock Repurchase Plans (Detail) (JPY ¥) In Millions, except Share data	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 Repurchase Plan for retirement of Treasury Stock Fiscal Year 2009	Mar. 31, 2011 Repurchase Plan for retirement of Treasury Stock Fiscal Year 2010
Equity, Class of Treasury Stock [Line Items]
Date of the meeting of the board of directors	Mar 28, 2011	Mar 26, 2010	Mar 26, 2009	Nov 9, 2009	Dec 17, 2010
Term of repurchase				November 10, 2009 - November 30, 2009	December 20, 2010 - January 28, 2011
Approved maximum number of treasury stock to be repurchased (shares)				160,000,000,000	160,000,000,000
Approved maximum budget for share repurchase				¥ 20,000	¥ 20,000

Aggregate Number and Price of Shares Repurchased (Detail) (JPY ¥) In Millions, except Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Accelerated Share Repurchases [Line Items]
Aggregate Number of Shares Repurchased	138,141	154,065	868,120
Aggregate Price of Shares Repurchased	¥ 20,000	¥ 20,000	¥ 136,846

Treasury Stock Retired (Detail) (JPY ¥) In Millions, except Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Accelerated Share Repurchases [Line Items]
Date of meeting of board of directors	Mar 28, 2011	Mar 26, 2010	Mar 26, 2009
Retirement of treasury stock (Shares)	140,000	160,000	920,000
Retirement of treasury stock	¥ 24,195	¥ 27,936	¥ 163,526

Changes in accumulated other comprehensive income (loss), net of applicable taxes (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	¥ (37,379)	¥ (65,689)	¥ 410
Other comprehensive income, net of tax	(39,576)	28,310	(66,099)
Accumulated other comprehensive income (loss), Ending Balance	(76,955)	(37,379)	(65,689)
Unrealized holding gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	10,984	(4,112)	(2,502)
Other comprehensive income, net of tax	(5,293)	15,096	(1,610)
Accumulated other comprehensive income (loss), Ending Balance	5,691	10,984	(4,112)
Change in fair value of derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	(113)	(50)	75
Other comprehensive income, net of tax	4	(63)	(125)
Accumulated other comprehensive income (loss), Ending Balance	(109)	(113)	(50)
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	(27,135)	(32,987)	14,599
Other comprehensive income, net of tax	(27,854)	5,852	(47,586)
Accumulated other comprehensive income (loss), Ending Balance	(54,989)	(27,135)	(32,987)
Pension liability adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	(21,115)	(28,540)	(11,762)
Other comprehensive income, net of tax	(6,433)	7,425	(16,778)
Accumulated other comprehensive income (loss), Ending Balance	¥ (27,548)	¥ (21,115)	¥ (28,540)

Research and development expenses and advertising expenses - Additional Information (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and development expenses	¥ 109,108	¥ 109,916	¥ 100,793
Advertising expenses	¥ 54,984	¥ 54,114	¥ 54,986

Other Income (Expense) (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Component of Other Income, Nonoperating [Line Items]
Net realized gains (losses) on dispositions of investments in affiliates	¥ 95	¥ (26)
Net realized gains on dispositions of marketable securities and other investments	453	693	110
Other-than-temporary impairment loss on marketable securities and other investments	(13,424)	(4,007)	(57,812)
Foreign exchange gains (losses), net	(1,575)	(615)	(851)
Rental revenue received	1,804	2,524	2,144
Dividends income	4,819	4,652	2,951
Penalties and compensation for damages	1,605	2,204	4,161
Other, net	449	259	1,267
Total	¥ (5,774)	¥ 5,684	¥ (48,030)

Related Party Transactions - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Related Party Transaction [Line Items]
Purchases of property, plant and equipment	¥ (423,119)	¥ (480,080)	¥ (517,776)
Percentage of ownership in NTT Finance	2.90%
Bailment in Cash and cash equivalents	50,000	20,000
Bailment in Short term investments		90,000
Bailment in Other assets	20,000
Bailment in Cash and cash equivalents, Short term investments and Other assets	70,000	110,000
Contracts Average interest rate	0.30%	0.30%
Average balance of the contracts of bailment expired	82,959	15,616	48,778
Interest income derived from the contracts	171	75	270
Upper Limit
Related Party Transaction [Line Items]
Contracts remaining terms to maturity	2Y9M	4M
Related parties
Related Party Transaction [Line Items]
Purchases of property, plant and equipment	¥ (76,214)	¥ (72,928)	¥ (70,840)

Segment Information (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Segment Reporting Information [Line Items]
Operating revenues	¥ 4,224,273	¥ 4,284,404	¥ 4,447,980
Operating expenses	3,379,544	3,450,159	3,617,021
Operating income (loss)	844,729	834,245	830,959
Other income (expense)	(9,391)	1,912	(50,486)
Income before income taxes and equity in net income (losses) of affiliates	835,338	836,157	780,473
Other significant non-cash item:
Point program expense	126,847	142,220	114,725
Total assets	6,791,593	6,756,775	6,488,220
Depreciation and amortization	693,063	701,146	804,159
Capital expenditures	668,476	686,508	737,606
Mobile Phone Business
Segment Reporting Information [Line Items]
Operating revenues	4,090,659	4,167,704	4,381,254
Operating expenses	3,233,925	3,322,064	3,525,967
Operating income (loss)	856,734	845,640	855,287
Other significant non-cash item:
Point program expense	118,576	134,954	111,062
Total assets	4,843,925	4,949,025	4,960,000
Depreciation and amortization	682,029	691,851	796,807
Capital expenditures	520,770	556,829	601,307
Miscellaneous businesses
Segment Reporting Information [Line Items]
Operating revenues	133,614	116,700	66,726
Operating expenses	145,619	128,095	91,054
Operating income (loss)	(12,005)	(11,395)	(24,328)
Other significant non-cash item:
Point program expense	8,271	7,266	3,663
Total assets	286,338	259,283	139,617
Depreciation and amortization	11,034	9,295	7,352
Capital expenditures	4,759
Corporate
Other significant non-cash item:
Total assets	1,661,330	1,548,467	1,388,603
Capital expenditures	¥ 142,947	¥ 129,679	¥ 136,299

Segment Reporting - Additional Information (Detail)	12 Months Ended
Mar. 31, 2011
Segment Reporting Disclosure [Line Items]
Revenue from transactions with single external customer	There were no sales and operating revenue from transactions with a single external customer amounting to 10% or more of DOCOMO’s revenues for the years ended March 31, 2009, 2010 and 2011.

Revenues from External Customers for Each Similar Product and Service (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Operating revenues:
Wireless services	¥ 3,746,869	¥ 3,776,909	¥ 3,841,082
Equipment sales	477,404	507,495	606,898
Total operating revenues	4,224,273	4,284,404	4,447,980
Cellular services revenues
Operating revenues:
Technology services revenues	3,407,145	3,499,452	3,661,283
Voice Revenues
Operating revenues:
Technology services revenues	1,712,218	1,910,499	2,149,617
Voice Revenues | Including: FOMA services
Operating revenues:
Technology services revenues	1,658,863	1,785,518	1,877,835
Packet communications revenues
Operating revenues:
Technology services revenues	1,694,927	1,588,953	1,511,666
Packet communications revenues | Including: FOMA services
Operating revenues:
Technology services revenues	1,679,840	1,558,284	1,449,440
Other revenues
Operating revenues:
Technology services revenues	¥ 339,724	¥ 277,457	¥ 179,799

Reconciliations and Changes in Defined Benefit Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥ 190,368	¥ 186,177
Service cost	9,244	9,204	9,216
Interest cost	3,894	3,979	4,058
Actuarial (gain) loss	1,586	592
Transfer of liability from defined benefit pension plans of the NTT group	328	215
Other	7	151
Benefit payments	(9,363)	(9,950)
Projected benefit obligation, end of year	196,064	190,368	186,177
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	77,070	67,040
Actual return on plan assets	(1,407)	9,864
Employer contributions	5,053	2,680
Transfer of plan assets from defined benefit pension plans of the NTT group	77	49
Benefit payments	(2,980)	(2,563)
Fair value of plan assets, end of year	77,813	77,070	67,040
Funded status, Ending Balance	¥ (118,251)	¥ (113,298)

Defined Benefit Plan, Amounts Recognized in DOCOMO's Consolidated Balance Sheets (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	¥ (118,290)	¥ (113,332)
Prepaid pension cost	39	34
Net amount recognized	¥ (118,251)	¥ (113,298)

Defined Benefit Plan, Items Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Schedule of Pension and Other Postretirment Benefits Recgonized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial gains (losses), net	¥ (42,262)	¥ (39,052)
Prior service cost	12,611	14,518
Transition obligation	(935)	(1,060)
Total	¥ (30,586)	¥ (25,594)

Employees' Retirement Benefits - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for Defined benefit plan	¥ 190,067	¥ 184,555
Total recognized in net periodic pension cost and "Accumulated other comprehensive income (loss)"	16,131	3,911	27,294
Actuarial losses expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	1,644
Unrecognized transition obligation expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	125
Prior service cost expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	(1,907)
Target allocation ratio for plan assets, life insurance company general accounts	10.50%
Defined benefit pension plan, securities owned including stock of NTT and NTT group companies	515	543
Defined benefit pension plan, securities owned including stock of NTT and NTT group companies, Percentage	0.70%	0.70%
Expected contribution to Defined benefit pension plans	5,140
Employer contributions	5,053	2,680
Percentage of employees covered by NTT CDBP	11.00%	10.80%
Domestic
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets, bonds	41.50%
Target allocation ratio for plan assets, stocks	23.00%
Domestic | NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets, bonds	44.30%
Target allocation ratio for plan assets, stocks	25.00%
Foreign
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets, bonds	15.00%
Target allocation ratio for plan assets, stocks	10.00%
Foreign | NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets, bonds	10.00%
Target allocation ratio for plan assets, stocks	15.00%
National Plan
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	14,703	14,425	13,627
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for Defined benefit plan	76,553	71,285
Total recognized in net periodic pension cost and "Accumulated other comprehensive income (loss)"	10,149	(1,020)	14,152
Actuarial losses expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	1,024
Prior service cost expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	(357)
Target allocation ratio for plan assets, life insurance company general accounts	5.70%
Defined benefit pension plan, securities owned including stock of NTT and NTT group companies	6,974	5,375
Defined benefit pension plan, securities owned including stock of NTT and NTT group companies, Percentage	0.80%	0.60%
Expected contribution to Defined benefit pension plans	¥ 786

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets (Detail) (JPY  ¥)
In Millions	Mar. 31, 2011	Mar. 31, 2010
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥ 196,025	¥ 190,346
Fair value of plan assets	77,735	77,014
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	190,028	184,532
Fair value of plan assets	¥ 77,735	¥ 77,014

Net Periodic Pension Cost for Defined Benefit Pension Plans (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Employee Benefits Disclosure [Line Items]
Service cost	¥ 9,244	¥ 9,204	¥ 9,216
Interest cost on projected benefit obligation	3,894	3,979	4,058
Expected return on plan assets	(1,714)	(1,649)	(2,116)
Amortization of prior service cost	(1,907)	(1,907)	(1,907)
Amortization of actuarial gains and losses	1,497	2,190	1,192
Amortization of transition obligation	125	125	127
Net periodic pension cost	¥ 11,139	¥ 11,942	¥ 10,570

Other Changes in Plan Assets and Benefit Obligations of Defined Benefit Pension Plans Recognized in "Accumulated other comprehensive income (loss)" (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Other changes in plan assets and benefit obligations recognized in "Accumulated other comprehensive income (loss)":
Actuarial (gains) losses arising during period, net	¥ (6,367)	¥ 6,828	¥ (16,316)
Amortization of prior service cost	(1,346)	(1,340)	(1,340)
Amortization of actuarial gains and losses	1,144	1,858	797
Amortization of transition obligation	88	79	81
Pension liability adjustment
Other changes in plan assets and benefit obligations recognized in "Accumulated other comprehensive income (loss)":
Actuarial (gains) losses arising during period, net	4,707	(7,623)	16,136
Amortization of prior service cost	1,907	1,907	1,907
Amortization of actuarial gains and losses	(1,497)	(2,190)	(1,192)
Amortization of transition obligation	(125)	(125)	(127)
Total recognized in "Accumulated other comprehensive income (loss)"	¥ 4,992	¥ (8,031)	¥ 16,724

Assumptions Used in Determination of Pension plans' Projected Benefit Obligations (Detail)	Mar. 31, 2011	Mar. 31, 2010
Schedule of Postemployment Benefits Weighted Average Assumptions [Line Items]
Discount rate	2.00%	2.10%
Long-term rate of salary increases	2.90%	2.20%

Assumptions Used in Determination of Net Periodic Pension Cost (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Postemployment Benefits Weighted Average Assumptions [Line Items]
Discount rate	2.10%	2.20%	2.30%
Long-term rate of salary increases	2.20%	2.20%	2.20%
Expected long-term rate of return on plan assets	2.30%	2.50%	2.50%

Fair Values of DOCOMO's Pension Plan Assets (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	¥ 77,813	¥ 77,070	¥ 67,040
Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	54,644	55,042
Level 1 | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	866	443
Level 1 | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	20,258	19,273
Level 1 | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	9,067	6,043
Level 1 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	89	21
Level 1 | Equity securities | Domestic equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	16,849	19,346
Level 1 | Equity securities | Foreign Equity Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	7,515	9,916
Level 1 | Other Contracts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	0	0
Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	21,188	20,194
Level 2 | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,594	2,059
Level 2 | Debt securities | Domestic corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	8,023	7,147
Level 2 | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	489	475
Level 2 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	354	308
Level 2 | Equity securities | Domestic equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	24	264
Level 2 | Securities investment trust beneficiary certificates | Domestic equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	997	1,244
Level 2 | Securities investment trust beneficiary certificates | Foreign Equity Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	583	861
Level 2 | Securities investment trust beneficiary certificates | Domestic Debt Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	966	755
Level 2 | Securities investment trust beneficiary certificates | Foreign debt securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	632	366
Level 2 | Life insurance company general accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	7,528	6,715
Level 2 | Other Contracts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	(2)	0
Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,981	1,834
Level 3 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	12	52
Level 3 | Other Contracts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,969	1,782
Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	866	443
Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	21,852	21,332
Debt securities | Domestic corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	8,023	7,147
Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	9,556	6,518
Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	455	381
Equity securities | Domestic equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	16,873	19,610
Equity securities | Foreign Equity Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	7,515	9,916
Securities investment trust beneficiary certificates | Domestic equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	997	1,244
Securities investment trust beneficiary certificates | Foreign Equity Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	583	861
Securities investment trust beneficiary certificates | Domestic Debt Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	966	755
Securities investment trust beneficiary certificates | Foreign debt securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	632	366
Life insurance company general accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	7,528	6,715
Other Contracts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	¥ 1,967	¥ 1,782

Benefit Payments, which Reflect Expected Future Service Under Defined Benefit Pension Plans (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Schedule of Pension and Other Postretirment Benefits Expected Benefit Payments [Line Items]
2012	¥ 10,630
2013	11,069
2014	11,639
2015	11,873
2016	13,083
2017-2021	¥ 68,081

Reconciliations and Changes in NTT CDBP's Projected Benefit Obligation and Fair Value of Plan Assets (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥ 190,368	¥ 186,177
Service cost	9,244	9,204	9,216
Interest cost	3,894	3,979	4,058
Actuarial (gain) loss	1,586	592
Benefit payments	(9,363)	(9,950)
Projected benefit obligation, end of year	196,064	190,368	186,177
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	77,070	67,040
Actual return on plan assets	(1,407)	9,864
Employer contributions	5,053	2,680
Benefit payments	(2,980)	(2,563)
Fair value of plan assets, end of year	77,813	77,070	67,040
Funded status, Ending Balance	(118,251)	(113,298)
NTT CDBP
Change in benefit obligations:
Projected benefit obligation, beginning of year	88,714	83,473
Service cost	3,256	3,216	3,132
Interest cost	1,849	1,798	1,790
Actuarial (gain) loss	4,527	2,160
Internal adjustment due to transfer of employees within the NTT group	(445)	(734)
Benefit payments	(1,485)	(1,199)
Projected benefit obligation, end of year	96,416	88,714	83,473
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	63,599	56,302
Actual return on plan assets	(930)	7,783
Employer contributions	803	800
Employee contributions	413	411
Internal adjustment due to transfer of employees within the NTT group	(341)	(498)
Benefit payments	(1,485)	(1,199)
Fair value of plan assets, end of year	62,059	63,599	56,302
Funded status, Ending Balance	¥ (34,357)	¥ (25,115)

Items Recognized in "Accumulated Other Comprehensive Income (Loss)" (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Schedule of Pension and Other Postretirment Benefits Recgonized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial gains (losses), net	¥ (42,262)	¥ (39,052)
Prior service cost	12,611	14,518
Total	(30,586)	(25,594)
NTT CDBP
Schedule of Pension and Other Postretirment Benefits Recgonized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial gains (losses), net	(18,002)	(11,288)
Prior service cost	1,069	1,426
Total	¥ (16,933)	¥ (9,862)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in the Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets of NTT CDBP (Detail) (JPY  ¥)
In Millions	Mar. 31, 2011	Mar. 31, 2010
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥ 196,025	¥ 190,346
Fair value of plan assets	77,735	77,014
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	190,028	184,532
Fair value of plan assets	77,735	77,014
NTT CDBP
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	96,416	88,714
Fair value of plan assets	62,059	63,599
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	76,497	71,243
Fair value of plan assets	¥ 61,997	¥ 63,554

Net Periodic Pension Cost for NTT CDBP Regarding DOCOMO Employees (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Service cost	¥ 9,244	¥ 9,204	¥ 9,216
Interest cost on projected benefit obligation	3,894	3,979	4,058
Expected return on plan assets	(1,714)	(1,649)	(2,116)
Amortization of prior service cost	(1,907)	(1,907)	(1,907)
Amortization of actuarial gains and losses	1,497	2,190	1,192
Net periodic pension cost	11,139	11,942	10,570
NTT CDBP
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Service cost	3,256	3,216	3,132
Interest cost on projected benefit obligation	1,849	1,798	1,790
Expected return on plan assets	(1,583)	(1,402)	(1,613)
Amortization of prior service cost	(357)	(357)	(357)
Amortization of actuarial gains and losses	326	874	97
Contribution from employees	(413)	(411)	(416)
Net periodic pension cost	¥ 3,078	¥ 3,718	¥ 2,633

Other Changes in Plan Assets and Benefit Obligations of NTT CDBP Regarding DOCOMO Employees Recognized in "Accumulated other comprehensive income (loss)" (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Other changes in plan assets and benefit obligations recognized in "Accumulated other comprehensive income (loss)":
Actuarial (gains) losses arising during period, net	¥ (6,367)	¥ 6,828	¥ (16,316)
Amortization of prior service cost	(1,346)	(1,340)	(1,340)
Amortization of actuarial gains and losses	1,144	1,858	797
NTT CDBP
Other changes in plan assets and benefit obligations recognized in "Accumulated other comprehensive income (loss)":
Actuarial (gains) losses arising during period, net	7,040	(4,221)	11,259
Amortization of prior service cost	357	357	357
Amortization of actuarial gains and losses	(326)	(874)	(97)
Total recognized in "Accumulated other comprehensive income (loss)"	¥ 7,071	¥ (4,738)	¥ 11,519

Assumptions Used in Determining NTT CDBP's Projected Benefit Obligations, Based on Actuarial Computations (Detail)	Mar. 31, 2011	Mar. 31, 2010
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	2.00%	2.10%
Long-term rate of salary increases	2.90%	2.20%
NTT CDBP
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	2.00%	2.10%
Long-term rate of salary increases	3.30%	3.40%

Assumptions Used in Determining Net Periodic Pension Cost, Based on Actuarial Computations of NTT CDBP (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	2.10%	2.20%	2.30%
Long-term rate of salary increases	2.20%	2.20%	2.20%
Expected long-term rate of return on plan assets	2.30%	2.50%	2.50%
NTT CDBP
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	2.10%	2.20%	2.30%
Long-term rate of salary increases	3.40%	2.60%	2.60%
Expected long-term rate of return on plan assets	2.50%	2.50%	2.50%

Fair Values of NTT CDBP's Pension Plan Assets (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	¥ 77,813	¥ 77,070	¥ 67,040
Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	54,644	55,042
Level 1 | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	866	443
Level 1 | Cash and cash equivalents | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	(246)	93
Level 1 | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	20,258	19,273
Level 1 | Debt securities | Japanese government bonds/local government bonds | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	9,301	14,985
Level 1 | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	9,067	6,043
Level 1 | Debt securities | Foreign government bonds | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	4,731	3,523
Level 1 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	89	21
Level 1 | Debt securities | Foreign corporate bonds | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	22	18
Level 1 | Equity securities | Domestic equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	16,849	19,346
Level 1 | Equity securities | Domestic equity securities | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	14,809	12,135
Level 1 | Equity securities | Foreign Equity Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	7,515	9,916
Level 1 | Equity securities | Foreign Equity Securities | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	8,574	5,853
Level 1 | Other Contracts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	0	0
Level 1 | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	37,191	36,607
Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	21,188	20,194
Level 2 | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,594	2,059
Level 2 | Debt securities | Japanese government bonds/local government bonds | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,158	1,684
Level 2 | Debt securities | Domestic corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	8,023	7,147
Level 2 | Debt securities | Domestic corporate bonds | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	15,507	16,732
Level 2 | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	489	475
Level 2 | Debt securities | Foreign government bonds | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	260	323
Level 2 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	354	308
Level 2 | Debt securities | Foreign corporate bonds | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	141	102
Level 2 | Equity securities | Domestic equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	24	264
Level 2 | Equity securities | Domestic equity securities | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	40	169
Level 2 | Equity securities | Foreign Equity Securities | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets		0
Level 2 | Securities investment trust beneficiary certificates | Domestic equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	997	1,244
Level 2 | Securities investment trust beneficiary certificates | Domestic equity securities | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,545	1,019
Level 2 | Securities investment trust beneficiary certificates | Foreign Equity Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	583	861
Level 2 | Securities investment trust beneficiary certificates | Foreign Equity Securities | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	667	648
Level 2 | Securities investment trust beneficiary certificates | Domestic Debt Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	966	755
Level 2 | Securities investment trust beneficiary certificates | Domestic Debt Securities | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	814	1,490
Level 2 | Securities investment trust beneficiary certificates | Foreign debt securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	632	366
Level 2 | Securities investment trust beneficiary certificates | Foreign debt securities | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	581	595
Level 2 | Life insurance company general accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	7,528	6,715
Level 2 | Life insurance company general accounts | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	3,745	3,656
Level 2 | Other Contracts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	(2)	0
Level 2 | Other Contracts | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	0	0
Level 2 | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	24,458	26,418
Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,981	1,834
Level 3 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	12	52
Level 3 | Debt securities | Foreign corporate bonds | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets		78
Level 3 | Equity securities | Foreign Equity Securities | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets		0
Level 3 | Other Contracts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,969	1,782
Level 3 | Other Contracts | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	410	496
Level 3 | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	410	574
Cash and cash equivalents | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	(246)	93
Debt securities | Japanese government bonds/local government bonds | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	10,459	16,669
Debt securities | Domestic corporate bonds | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	15,507	16,732
Debt securities | Foreign government bonds | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	4,991	3,846
Debt securities | Foreign corporate bonds | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	163	198
Equity securities | Domestic equity securities | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	14,849	12,304
Equity securities | Foreign Equity Securities | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	8,574	5,853
Securities investment trust beneficiary certificates | Domestic equity securities | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,545	1,019
Securities investment trust beneficiary certificates | Foreign Equity Securities | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	667	648
Securities investment trust beneficiary certificates | Domestic Debt Securities | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	814	1,490
Securities investment trust beneficiary certificates | Foreign debt securities | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	581	595
Life insurance company general accounts | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	3,745	3,656
Other Contracts | NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	410	496
NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	62,059	63,599	56,302
Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	866	443
Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	21,852	21,332
Debt securities | Domestic corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	8,023	7,147
Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	9,556	6,518
Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	455	381
Equity securities | Domestic equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	16,873	19,610
Equity securities | Foreign Equity Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	7,515	9,916
Securities investment trust beneficiary certificates | Domestic equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	997	1,244
Securities investment trust beneficiary certificates | Foreign Equity Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	583	861
Securities investment trust beneficiary certificates | Domestic Debt Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	966	755
Securities investment trust beneficiary certificates | Foreign debt securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	632	366
Life insurance company general accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	7,528	6,715
Other Contracts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	¥ 1,967	¥ 1,782

Benefit Payments, which Reflect Expected Future Service under NTT CDBP, Based on Actuarial Computations (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Schedule of Pension and Other Postretirment Benefits Expected Benefit Payments [Line Items]
2012	¥ 10,630
2013	11,069
2014	11,639
2015	11,873
2016	13,083
2017-2021	68,081
NTT CDBP
Schedule of Pension and Other Postretirment Benefits Expected Benefit Payments [Line Items]
2012	1,519
2013	1,881
2014	2,063
2015	2,226
2016	2,381
2017-2021	¥ 13,474

Total Income Taxes (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes [Line Items]
Income from continuing operations before equity in net income (losses) of affiliates	¥ 337,837	¥ 338,197	¥ 308,400
Equity in net income (losses) of affiliates	(5,031)	(1,270)	(567)
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities	(8,509)	9,109	(20,875)
Less: Reclassification of realized gains and losses included in net income	4,827	1,335	19,786
Change in fair value of derivative instruments	2	(43)	(3)
Less: Reclassification of realized gains and losses included in net income			(84)
Foreign currency translation adjustment	(12,523)	3,082	(20,991)
Less: Reclassification of realized gains and losses included in net income	245	(24)	(7)
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	(4,388)	4,702	(11,229)
Prior service cost arising during period, net	33
Less: Amortization of prior service cost	(928)	(923)	(923)
Less: Amortization of actuarial gains and losses	788	1,280	550
Less: Amortization of transition obligation	61	55	56
Total income taxes	¥ 312,414	¥ 355,500	¥ 274,113

Income Taxes - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes [Line Items]
National Corporate Tax	30.00%	30.00%	30.00%
Corporate Inhabitant Tax	6.00%	6.00%	6.00%
Deductible Corporate Enterprise Tax and Special Local Corporate Tax	8.00%	8.00%	8.00%
Statutory income tax rate	40.80%	40.80%	40.80%
Effective income tax rate	40.40%	40.40%	39.50%

Reconciliation of the Difference of Effective Income Tax Rate and Statutory Income Tax Rate of DOCOMO (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory income tax rate	40.80%	40.80%	40.80%
Expenses not deductible for tax purposes	0.10%	0.10%	0.20%
Tax credit for special tax treatment	(0.80%)	(0.80%)	(0.80%)
Tax refund of interest and penalties previously paid			(0.80%)
Other	0.30%	0.30%	0.10%
Effective income tax rate	40.40%	40.40%	39.50%

Significant Components of Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Deferred tax assets:
Accrued liabilities for loyalty programs	¥ 116,137	¥ 110,700
Property, plant and equipment and intangible assets principally due to differences in depreciation and amortization	93,924	91,105
Liability for employees' retirement benefits	61,191	55,881
Deferred revenues regarding "Nikagetsu Kurikoshi" (2-month carry-over)	28,453	29,451
Foreign currency translation adjustment	23,543	11,266
Investments in affiliates	19,342	9,574
Marketable securities and other investments	15,322	11,694
Compensated absences	12,730	12,758
Accrued enterprise tax	12,513	13,903
Accrued bonus	7,377	7,287
Asset retirement obligations	6,373	3,670
Inventories	4,409	8,989
Accrued commissions to agent resellers	4,355	4,600
Other	23,491	19,115
Sub-total deferred tax assets	429,160	389,993
Less: Valuation allowance	(2,338)	(1,257)
Total deferred tax assets	426,822	388,736
Deferred tax liabilities:
Identifiable intangible assets	5,503	4,135
Unrealized holding gains on available-for-sale securities	3,927	7,610
Property, plant and equipment due to differences in capitalized interest	2,358	3,066
Other	1,650	753
Total deferred tax liabilities	13,438	15,564
Net deferred tax assets	¥ 413,384	¥ 373,172

Components of Net Deferred Tax Assets (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred tax assets (Current assets)	¥ 83,609	¥ 100,545
Deferred tax assets (Non-current investments and other assets)	331,633	274,048
Other current liabilities
Other long-term liabilities	(1,858)	(1,421)
Net deferred tax assets	¥ 413,384	¥ 373,172

Assets Covered Under Capital Leases (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Schedule of Capital Lease Obligations [Line Items]
Machinery, vessels and tools	¥ 507,914	¥ 516,084
Accumulated depreciation and amortization	(4,694,094)	(4,500,874)
Total property, plant and equipment, net	2,523,319	2,607,590
Assets Held under Capital Leases
Schedule of Capital Lease Obligations [Line Items]
Machinery, vessels and tools	13,360	11,269
Accumulated depreciation and amortization	(8,802)	(7,777)
Total property, plant and equipment, net	¥ 4,558	¥ 3,492

Future Minimum Lease Payments by Year Under Capital Leases Together with Present Value of Net Minimum Lease Payments (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Schedule of Capital Lease Obligations [Line Items]
2012	¥ 4,355
2013	2,246
2014	1,229
2015	682
2016	255
Thereafter	37
Total minimum lease payments	8,804
Less: Amount representing interest	(464)
Present value of net minimum lease payments	8,340
Less: Amounts representing estimated executory costs	(1,043)
Net minimum lease payments	7,297
Less: Current obligation	(3,663)
Long-term capital lease obligations	¥ 3,634

The Minimum Rent Payments Required Under Operating Leases that have Initial or Remaining Non-Cancellable Lease Terms in Excess of One Year (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Schedule of Operating Leases [Line Items]
2012	¥ 2,874
2013	2,144
2014	1,780
2015	1,642
2016	1,592
Thereafter	10,015
Total minimum rent payments	¥ 20,047

Total Rent Expense for All Operating Leases Except those with Terms of 1 Month or Less that were not Renewed (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Operating Leases [Line Items]
Rent expense	¥ 62,666	¥ 68,673	¥ 67,954

Commitments and Contingencies - Additional Information (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Property Plant and Equipment
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	¥ 28,890
Including: Commitments outstanding with related parties	4,222
Inventories
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	23,827
Other Purchase Commitment
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	22,117
Including: Commitments outstanding with related parties	387
Loan Purchase Commitments
Commitments and Contingencies Disclosure [Line Items]
Total outstanding credit lines regarding loan commitments of the cash advance service	¥ 105,030	¥ 93,049

DOCOMO's Assets and Liabilities that were Measured at Fair Value on a Recurring Basis (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Assets measured at fair value:
Assets measured at fair value	¥ 118,995	¥ 139,928
Liabilities measured at fair value:
Liabilities measured at fair value	2,013	1,660
Available-for-sale Securities | Domestic equity securities | Level 1
Assets measured at fair value:
Assets measured at fair value	46,631	53,029
Available-for-sale Securities | Foreign Equity Securities | Level 1
Assets measured at fair value:
Assets measured at fair value	71,128	83,598
Available-for-sale Securities | Foreign debt securities | Level 1
Assets measured at fair value:
Assets measured at fair value	4	4
Available-for-sale Securities | Level 1
Assets measured at fair value:
Assets measured at fair value	117,763	136,631
Level 1
Assets measured at fair value:
Assets measured at fair value	117,763	136,631
Level 2
Assets measured at fair value:
Assets measured at fair value	1,232	3,297
Liabilities measured at fair value:
Liabilities measured at fair value	2,013	1,660
Level 2 | Derivative Assets
Assets measured at fair value:
Assets measured at fair value	1,232	3,297
Level 2 | Derivative Assets | Interest rate swap agreements
Assets measured at fair value:
Assets measured at fair value	1,232	3,297
Level 2 | Derivative Liabilities
Liabilities measured at fair value:
Liabilities measured at fair value	2,013	1,660
Level 2 | Derivative Liabilities | Foreign exchange forward contracts
Liabilities measured at fair value:
Liabilities measured at fair value	154	108
Level 2 | Derivative Liabilities | Foreign currency option contracts
Liabilities measured at fair value:
Liabilities measured at fair value	1,859	1,552
Available-for-sale Securities
Assets measured at fair value:
Assets measured at fair value	117,763	136,631
Available-for-sale Securities | Domestic equity securities
Assets measured at fair value:
Assets measured at fair value	46,631	53,029
Available-for-sale Securities | Foreign Equity Securities
Assets measured at fair value:
Assets measured at fair value	71,128	83,598
Available-for-sale Securities | Foreign debt securities
Assets measured at fair value:
Assets measured at fair value	4	4
Derivative Assets
Assets measured at fair value:
Assets measured at fair value	1,232	3,297
Derivative Assets | Interest rate swap agreements
Assets measured at fair value:
Assets measured at fair value	1,232	3,297
Derivative Liabilities
Liabilities measured at fair value:
Liabilities measured at fair value	2,013	1,660
Derivative Liabilities | Foreign exchange forward contracts
Liabilities measured at fair value:
Liabilities measured at fair value	154	108
Derivative Liabilities | Foreign currency option contracts
Liabilities measured at fair value:
Liabilities measured at fair value	¥ 1,859	¥ 1,552

Carrying Amount and Estimated Fair Value of Long-Term Debt Including Current Portion (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Debt Outstanding [Line Items]
Long term debt, Carrying amount	¥ 428,102	¥ 610,269
Long term debt, Fair value	¥ 438,483	¥ 621,966

Contract Amount and Fair Value of Interest Rate Swap Agreement (Detail) (Contract Term in the year ended/ending March 31, 2004-2012, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2010
Contract Term in the year ended/ending March 31, 2004-2012
Derivative [Line Items]
Weighted average rate per annum, Receive fixed	1.60%	1.50%
Weighted average rate per annum, Pay floating	0.70%	0.70%
Contract Amount	¥ 165,800	¥ 235,800
Fair value	¥ 1,232	¥ 3,297

Financial Instruments - Additional Information (Detail)	Mar. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Interest rate swap agreements have remaining terms to maturity	The interest rate swap agreements have remaining terms to maturity ranging from 6 months to 9 months.

Derivatives Not Designated as Hedging Instruments Contract Amount (Detail) (Foreign exchange risk management, JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Credit Derivatives [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	¥ 19,439	¥ 25,763
Foreign exchange forward contracts
Credit Derivatives [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	4,296	4,478
Foreign currency option contracts
Credit Derivatives [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	¥ 15,143	¥ 21,285

Locations and Carrying Amounts of Derivative Instruments (Detail) (JPY ¥)	Mar. 31, 2011	Mar. 31, 2010
Derivatives in fair value hedging relationships
Derivatives, Fair Value [Line Items]
Derivatives asset designated as hedging instruments	¥ 1,232	¥ 3,297
Derivatives in fair value hedging relationships | Interest rate swap agreements | Prepaid expense and other current assets
Derivatives, Fair Value [Line Items]
Derivatives asset designated as hedging instruments	1,232	630
Derivatives in fair value hedging relationships | Interest rate swap agreements | Other asset
Derivatives, Fair Value [Line Items]
Derivatives asset designated as hedging instruments		2,667
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	2,013	1,660
Derivatives not designated as hedging instruments | Foreign exchange forward contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	154	108
Derivatives not designated as hedging instruments | Foreign currency option contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	724	404
Derivatives not designated as hedging instruments | Foreign currency option contracts | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	¥ 1,135	¥ 1,148

Locations and Gain (Loss) Amounts of Derivative Instruments Recognized (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Derivatives in fair value hedging relationships
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	¥ (2,065)		¥ (136)		¥ (78)
Derivatives in fair value hedging relationships | Interest rate swap agreements | Other Income and Expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	(2,065)	[1]	(136)	[1]	(78)	[1]
Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	(1,505)		(482)		(5,140)
Derivatives not designated as hedging instruments | Non-deliverable forward contracts (NDF) | Other Income and Expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	71	[1]	16	[1]	(4,050)	[1]
Derivatives not designated as hedging instruments | Foreign exchange forward contracts | Other Income and Expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	(517)	[1]	67	[1]	(1,090)	[1]
Derivatives not designated as hedging instruments | Foreign currency option contracts | Other Income and Expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	¥ (1,059)	[1]	¥ (565)	[1]

[1]	"Other, net" was included in "Other income (expense)".

Financing Receivables and Related Allowance for Doubtful Accounts (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Financing Receivable, Impaired [Line Items]
Allowance for doubtful accounts, Ending balance	¥ 7,820
Ending balance: collectively evaluated for impairment	7,632
Ending balance: individually evaluated for impairment	188
Financing receivable, Ending balance	471,033
Ending balance: collectively evaluated for impairment	470,845
Ending balance: individually evaluated for impairment	188
Installment Receivable
Financing Receivable, Impaired [Line Items]
Allowance for doubtful accounts, Ending balance	4,504
Ending balance: collectively evaluated for impairment	4,504
Financing receivable, Ending balance	303,124
Ending balance: collectively evaluated for impairment	303,124
Credit Card Receivable
Financing Receivable, Impaired [Line Items]
Allowance for doubtful accounts, Ending balance	3,085
Ending balance: collectively evaluated for impairment	3,085
Financing receivable, Ending balance	160,446
Ending balance: collectively evaluated for impairment	160,446
Other Receivables
Financing Receivable, Impaired [Line Items]
Allowance for doubtful accounts, Ending balance	231
Ending balance: collectively evaluated for impairment	43
Ending balance: individually evaluated for impairment	188
Financing receivable, Ending balance	7,463
Ending balance: collectively evaluated for impairment	7,275
Ending balance: individually evaluated for impairment	¥ 188

SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	¥ 19,680		¥ 16,422		¥ 16,501
Charged to expenses	13,745		13,990		9,898
Deductions	(14,286)	[1]	(10,732)	[1]	(9,977)	[1]
Balance at end of year	19,139		19,680		16,422
Valuation allowance for deferred tax assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	1,257		451		348
Charged to expenses	1,090		806		103
Deductions	(9)		0		0
Balance at end of year	¥ 2,338		¥ 1,257		¥ 451

[1]	Amounts written off.